                                                       Registration No. 33-57792

                                                                        811-7466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 25

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 9

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

     Jon-Luc Dupuy, Vice President, Assistant General Counsel and Assistant
                               Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on April 30, 2008 pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant to paragraph (a) (1) of Rule 485

|_| on (date) pursuant to paragraph (a) (1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2007 and was filed on or before March 30, 2008.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about Vari-Exceptional Life, an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.


The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account of each Company that is referred to collectively as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:



GOLDMAN SACHS VARIABLE INSURANCE  TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS  (SERIES I SHARES)
AIM V.I. Global Health Care Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio


DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Large Cap Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2008 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (http://www.sec.gov).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                              DATED APRIL 30, 2008

                                TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS                                                            4
   WHAT ARE THE POLICY'S BENEFITS?                                                       4
   WHAT ARE THE POLICY'S RISKS?                                                          5

SUMMARY OF RISKS AND BENEFITS:  FEE TABLES                                               6
   TRANSACTION FEES                                                                      6
   PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES                                   9
   ANNUAL FUND OPERATING EXPENSES                                                       11

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS                                         12
   WHO IS THE COMPANY?                                                                  12
   WHAT IS THE SEPARATE ACCOUNT?                                                        12
   WHAT ARE THE FUNDS?                                                                  12

THE POLICY                                                                              16
   HOW DO I COMMUNICATE WITH THE COMPANY?                                               16
   HOW DO I APPLY FOR A POLICY?                                                         16
   CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?                   17
   IS THERE A PAID-UP INSURANCE OPTION?                                                 18
   DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?                              18
   HOW DO I MAKE PAYMENTS?                                                              19
   HOW DO I ALLOCATE MY NET PAYMENTS?                                                   20
   CAN I MAKE TRANSFERS?                                                                20
   IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?                                20
   ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?                                        21
   IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?             22
   CAN I MAKE FUTURE CHANGES UNDER MY POLICY?                                           23
   HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?                                        23
   CAN I CONVERT MY POLICY INTO A FIXED POLICY?                                         24
   CAN I MAKE POLICY LOANS?                                                             24
   ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA PLAN?   25
   CAN I SURRENDER THE POLICY?                                                          26
   CAN I MAKE PARTIAL WITHDRAWALS?                                                      26
   WHAT IS THE POLICY VALUE?                                                            27

THE DEATH BENEFIT                                                                       29
   WHAT ARE THE SUM INSURED OPTIONS?                                                    29
   CAN I CHANGE THE SUM INSURED OPTION?                                                 30
   IS A GUARANTEED DEATH BENEFIT AVAILABLE?                                             31
   WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?                                         32

TERMINATION AND REINSTATEMENT                                                           34
   WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?                                   34
   WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?                                 34

CHARGES AND DEDUCTIONS                                                                  36
   WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?                                             36
   WHAT IS THE MONTHLY DEDUCTION?                                                       36
   WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE ACCOUNT?    38
   HOW IS THE SURRENDER CHARGE CALCULATED?                                              39
   WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?                                          41
   WHAT ARE THE TRANSFER CHARGES?                                                       41

   WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?                               42
   ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?                                          42
   DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?                      42

FEDERAL TAX CONSIDERATIONS                                                              43
   HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?                                  43
   HOW ARE THE POLICIES TAXED?                                                          43
   HOW ARE POLICY LOANS TAXED?                                                          45
   WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?                         45
   ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?                                     46
   ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT
    TO UNITED SATES FEDERAL INCOME TAX?                                                 46
   ARE LIFE INSURANCE POLICIES PURCHASED BY NONRESIDENT ALIENS AND FOREIGN
    CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?                           46
   ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS
    BENEFICIARIES OF POLICIES?                                                          46
   WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?                  47
   CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?       47

OTHER INFORMATION                                                                       48
   ARE THERE OTHER IMPORTANT POLICY PROVISIONS?                                         48
   CAN THE COMPANY DELAY PAYMENTS TO ME?                                                49
   DO I HAVE ANY VOTING RIGHTS?                                                         49
   WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?                                    49
   ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?              50
   MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?                                     50
   WHAT IS MIXED AND SHARED FUNDING?                                                    50
   WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE ACCOUNT?   51

THE GENERAL ACCOUNT                                                                     52

GLOSSARY OF SPECIAL TERMS                                                               53

                          SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

     -    Life insurance coverage on the named Insured

     -    Policy Value

     -    Surrender rights and partial withdrawal rights

     -    Loan privileges

Other benefits previously available through the policy included:

     - Waiver of Premium Rider - This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly

     - Guaranteed Insurability Rider - This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

     - Other Insured Rider - This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

     - Children's Insurance Rider - This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

     - Accidental Death Benefit Rider - This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

     - Exchange Option Rider - This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

     - Living Benefits Rider - This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

     - Guaranteed Death Benefit Rider - This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

     - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

     - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

     - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

     - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

     - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

     - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                    SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                                TRANSACTION FEES

                     CHARGE                       WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
                                                            N/A                                       None
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)

PREMIUM TAXES                                     When a premium payment            2.50% of each premium payment
                                                         is made

DEFERRED ACQUISITION COSTS                        When a premium payment            1.00% of each premium payment
("DAC TAX" CHARGE)                                       is made

SURRENDER CHARGE - DEFERRED ADMINISTRATIVE        Upon Surrender or a               $8.50 per thousand dollars of the
CHARGE (1)                                        Decrease in Face Amount           initial Face Amount or of an increase
                                                  for up to 15 years from           in Face Amount.
                                                  Date of Issue of the
                                                  Policy or from the date
                                                  of increase in Face
                                                  Amount, respectively

SURRENDER CHARGE - DEFERRED  SALES CHARGE (1)
   Minimum and Maximum Charge
                                                  Upon Surrender or a Decrease      The minimum charge is $7.68 and the
                                                  in Face Amount for up to 15       maximum charge is $38.25
                                                  years from Date of Issue of the   per $1,000 of Face Amount
                                                  Policy or from the date of
                                                  increase in Face Amount,
                                                  respectively.

   Charge for a representative Policy owner                                         For a Male Standard Non-Smoker Age 45, the
                                                                                    rate is $23.61 per $1,000 of Face Amount.

PARTIAL WITHDRAWAL CHARGE (2)                     Upon Partial Withdrawals          5% of any withdrawals in excess of the
                                                  in excess of the Free 10%         Free 10% Withdrawal amount.
                                                  Withdrawal Amount

PARTIAL WITHDRAWAL TRANSACTION FEE                Upon any Partial                  2% of the amount withdrawn, not to
                                                  Withdrawal                        exceed $25


INCREASE IN FACE AMOUNT                           Upon increasing the Face          $40 administrative fee
                                                  Amount of the Policy

TRANSFER CHARGES                                  Upon the 13th transfer            Currently $10 per transfer, guaranteed
                                                  and each subsequent               not to exceed $25 per transfer.
                                                  transfers in a Policy
                                                  Year.

SPLIT OPTION RIDER/                               Upon adding the rider to          $20 (one-time fee)
EXCHANGE OPTION RIDER                             the contract

LIVING BENEFITS RIDER
   Minimum and Maximum Charge                     Upon exercising the rider         One-time fee of $150, plus an
                                                                                    additional charge based on the present
                                                                                    value of expected premiums associated
                                                                                    with the benefit.  The minimum
                                                                                    additional charge is $1.61 and the
                                                                                    maximum additional charge is $850

   Charge for a representative Policy owner       Upon exercising the rider         Per $1,000 of original Face Amount:
                                                                                    a representative charge is $13.10 (for
                                                                                    a Male Standard, Age 45)

GUARANTEED DEATH BENEFIT RIDER                    Upon adding the rider             $25 (one-time fee)
                                                  (available only at issue)

PAID-UP INSURANCE OPTION                                     N/A                                  None

CHANGING NET PAYMENT ALLOCATION                   Upon changing                     Currently there is no charge.  Any
                                                  allocations  of  Net              future charge is guaranteed not to
                                                  Payments                          exceed $25.

CHANGING MONTHLY DEDUCTION ALLOCATION             Upon changing allocation          Currently there is no charge.  Any
                                                  of the Monthly Deduction          future charge is guaranteed not to
                                                                                    exceed $25.

PROVIDING A PROJECTION OF VALUES (3)              Upon requesting a                 Currently there is no charge.  Any
                                                  projection of values              future charge is guaranteed not to
                                                                                    exceed $25.

(1) SURRENDER CHARGES - At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a DEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE.

The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS - The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES - You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                      * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                    CHARGE                    WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
-------------------------------------------   ------------------------   ---------------------------------------
COST OF INSURANCE (1)
   Minimum and Maximum charge                          Monthly           Per $1,000 of original Face Amount, the
                                                                         minimum is $0.05 and the maximum is
                                                                         $83.33

   Charge for a representative Policy owner            Monthly           Per $1,000 of original Face Amount: a
                                                                         representative charge is $0.25 (for a
                                                                         Male Standard Non-Smoker Age 45)

MONTHLY ADMINISTRATIVE FEE                             Monthly           $5.00

SEPARATE ACCOUNT MORTALITY AND
EXPENSE RISK FEES                                       Daily            Annual rate of 0.65% of Separate
                                                                         Account assets (guaranteed not to
                                                                         exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE          Daily for the first      Annual rate of 0.15% of Separate
                                                  ten Policy years       Account assets (guaranteed not to
                                                                         exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL BENEFITS (2)              Monthly           Varies depending upon the optional
                                                                         benefits selected, and by the
                                                                         individual characteristics of the
                                                                         Insureds

OTHER INSURED RIDER
   Minimum and Maximum charge                          Monthly           Per $1,000 of original Face Amount: the
                                                                         minimum is $0.06 and the maximum is
                                                                         $83.33

   Charge for a representative Policy owner            Monthly           Per $1,000 of original Face Amount: a
                                                                         representative charge is $0.51 (for a
                                                                         Male Standard Non-Smoker Age 45)

WAIVER OF PREMIUM RIDER                                Monthly           Per $1000 of the monthly benefit, the
   Minimum and Maximum charge                                            minimum is $0.01 and the maximum is
                                                                         $187.51

   Charge for a representative Policy owner            Monthly           Per $1,000 of original Face Amount: a
                                                                         representative charge is $0.03 (for a
                                                                         Male Standard Non-Smoker Age 45)
GUARANTEED INSURABILITY RIDER
   Minimum and Maximum charge                          Monthly           Per $1,000 of original Face Amount: the
                                                                         minimum is $0.03 and the maximum is
                                                                         $1.71.

   Charge for a representative                         Monthly           Per $1,000 of original Face Amount: a
   Policy owner                                                          representative charge is $0.38 (for a
                                                                         Male Standard Non-Smoker Age 45)

                                                       Monthly           $0.40 per $1000 of benefit
CHILDREN'S INSURANCE RIDER

ACCIDENTAL DEATH BENEFIT RIDER
   Minimum and Maximum charge                          Monthly           Per $1,000 of original Face Amount: the
                                                                         minimum is $0.07 and the maximum is
                                                                         $0.36.

   Charge for a representative                         Monthly           Per $1,000 of original Face Amount: a
   Policy owner                                                          representative charge is $0.08 (for a
                                                                         Male Standard Non-Smoker Age 45)

LOAN INTEREST (3)                             Paid in arrears annually   8 % of the loan amount (3)
                                                  (accrues daily)

PAID-UP INSURANCE OPTION                                N/A                                None

(1) COST OF INSURANCE - Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker Age 25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS - The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

OTHER INSURED RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum charge is $0.06 and the maximum charge is $83.33

GUARANTEED INSURABILITY RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
Amount: the minimum is $0.03 (for Female Preferred Smoker Age 6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

ACCIDENTAL DEATH BENEFIT RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age 5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated Age 65).

(3) POLICY LOANS - Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

PREFERRED LOAN OPTION - A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                      * * *

                                      * * *


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


                         ANNUAL FUND OPERATING EXPENSES


      TOTAL ANNUAL FUND OPERATING EXPENSES                   MINIMUM                      MAXIMUM
----------------------------------------------   ---------------------------   --------------------------------
Expenses that are deducted from Fund assets,     Annual charge of 0.55%(1)      Annual charge of 1.38%
including management fees, distribution and/or   of average daily net assets    of average daily net assets
service (12b-1) fees and other expenses.




The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements, while other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.54% and 1.38% respectively for the year ended December 31, 2007. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

        THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

The table above shows the minimum and maximum expenses of the Funds during 2007. The levels of fees and expenses vary amount the Funds, and may vary from year to year. The Fund information is based on information provided by the Funds and is not independently verified by the Company.

                 THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2007, Commonwealth Annuity had $10 billion in assets and $12 billion of life insurance in force.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus.


WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S. This Fund was formerly known as Goldman Sachs International Equity Fund.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: A I M ADVISORS, INC.


AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc.,

Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.


DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series total assets will be invested in equity securities of issuers from foreign countries.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER:  FRANKLIN ADVISERS, INC.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER:  T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.


                                      * * *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

     -    Effective date of the change in the investment policy OR

     -    Receipt of the notice of your right to transfer.

                                   THE POLICY

As of the date of this Prospectus, the Company has effectively ceased issuing new Policies, except in connection with certain pre-existing contractual plans and programs. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?


You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.


EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS


Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.


TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

     -    45 days after the application for the Policy is signed, or

     - 10 days after you receive the Policy (or longer if required by state law), or

     - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

     - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2)  the value of the amounts allocated to the Separate Account, plus

(3)  any fees or charges imposed on the amounts allocated to the Separate
     Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

     -    45 days after the application for the increase is signed, or

     - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

     - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

     - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

     - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

     -    The Policyowner may not make further premium payments.

     - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

     -    Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

     - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

     -    Debt does not exceed Policy Value less surrender charges, then

     -    the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

     -    the minimum or maximum amount that may be transferred,

     - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

     -    the minimum period of time between transfers, and

     -    the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

Currently, transfers to and from the General Account are permitted only if:

     - There has been at least a 90-day period since the last transfer from the General Account, and

     - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?


This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:


     -    the number of transfers made over a period of time;

     -    the length of time between transfers;


     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;


     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and


     -    the investment objectives and/or size of the Funds.



We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.


If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.


IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:


     - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or


     - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

     -    Cancel your Policy under its right-to-examine provision

     -    Transfer your ownership to someone else

     -    Change the beneficiary

     - Change the allocation of payments, with no tax consequences under current law

     -    Make transfers of Policy Value among the funds

     -    Adjust the death benefit by increasing or decreasing the Face Amount

     -    Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

     -    the Face Amount provided by the most recent increase;

     -    the next most recent increases successively; and

     -    the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

- Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

- All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

- The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

          - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

          - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

     -    the Policy Value, MINUS

     -    any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION - CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

     -    your accumulation in the General Account, plus

     -    the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

     - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

     - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.


The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.


NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                                THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION -- CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT - WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                       GUIDELINE MINIMUM SUM INSURED TABLE

AGE OF INSURED     PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
  40 and under          250%
  45                    215%
  50                    185%
  55                    150%
  60                    130%
  65                    120%
  70                    115%
  75                    105%

AGE OF INSURED     PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
  80                    105%
  85                    105%
  90                    105%
  95 and above          100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS --WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

     - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

     -    provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:

     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

     (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

     -    the Face Amount as of the Final Premium Payment Date; or

     - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

     -    foreclosure of a Policy Loan; or

     - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

     - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

     - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

     - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

     -    The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

     Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

     Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

           (1) upon the death of the payee, with no further payments due (Life Annuity), or

           (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or

           (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

     Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

     Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

     Option E:  LIFETIME  MONTHLY PAYMENTS FOR TWO PAYEES.  One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

           (1)  in the same amount as the original amount; or

           (2)  in an amount equal to 2/3 of the original amount; or

           (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                         TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b)  the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

     -    a written application for reinstatement,

     - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

     - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

     - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

     - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

     - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

     - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

     -    the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE - If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES - If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

     - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

               - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

               - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS -- If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE -- A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE - During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

     -    the most recent increase;

     -    the next most recent increases successively, and

     -    the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

     - first, the surrender charge for the most recent increase in the Face Amount;

     - second, the surrender charge for the next most recent increases successively;

     -    last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:


     - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or


     -    to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:

     All employees and directors of First Allmerica and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

-    change beneficiaries,

-    assign the Policy,

-    revoke an assignment,

-    pledge the Policy, or

-    obtain a Policy loan.


If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.


A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.


If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.



ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO UNITED SATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS
BENEFICIARIES OF POLICIES?

 If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.


WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.

CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.


CAN CHANGES IN  TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

                                OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

The Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?


To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.


We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?


The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?


There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?


The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.


If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?


Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                               THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account of the Company is made up of all the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of (a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT: all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: the Policy anniversary nearest the Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK: the Sum Insured less the Policy Value.

LOAN VALUE: the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

     - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

     -    Debt does not exceed Policy Value less surrender charges, then

     -    the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.


SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.


SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


FUNDS: the investment portfolios of AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein VPS"), Delaware VIP Trust ("Delaware VIP"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"), Janus Aspen Series ("Janus Aspen"), and T. Rowe Price International Series, Inc. ("T. Rowe Price"), which are available under the Policy.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.


VEL II ACCOUNT: a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

- THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

- IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

VEL II Separate Account of Commonwealth Annuity and Life Insurance Company File No. 811-7466/33-57792

                                 VEL II ACCOUNT

                                       OF

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2008 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                              DATED APRIL 30, 2008


Commonwealth Annuity VEL II Account

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       4
   SERVICE PROVIDERS                                                           4
   OTHER SERVICE ARRANGEMENTS                                                  4
UNDERWRITERS AND DISTRIBUTION                                                  5
MORE INFORMATION ABOUT DEATH BENEFITS                                          6
   GUIDELINE MINIMUM SUM INSURED                                               6
   DEATH PROCEEDS                                                              6
   EXAMPLES OF SUM INSURED OPTIONS                                             7
   CHANGING BETWEEN SUM INSURED OPTIONS                                        8
ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS                            9
   WAIVER OR REDUCTION OF CHARGES                                              9
   CALCULATION OF MAXIMUM SURRENDER CHARGES                                    9
PERFORMANCE INFORMATION                                                       13
   OTHER PERFORMANCE INFORMATION                                              13
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 16
FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY


Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2007, the Company and its subsidiaries had $10 billion in assets and $12 billion of life insurance in force.

In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.


The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)


Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VITCore Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


AllianceBernstein VPS Large Cap Growth Portfolio


DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Large Cap Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.45%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                          UNDERWRITERS AND DISTRIBUTION


Effective January 22, 2008, Epoch Securities, Inc., a Delaware Corporation located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest" formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Policies were sold by agents of the Company who were registered representatives of VeraVest or of certain independent broker-dealers who had selling agreements with VeraVest. The Company has effectively ceased issuing new Policies.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.


The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all policies funded by the VEL II Account of Commonwealth Annuity for the years 2005, 2006 and 2007 were $812,126.66, $515,844.79, and
$644,126.66, respectively. No commissions were retained by VeraVest or SDI for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2005, 2006 and 2007. No commissions or other compensation were received by Epoch, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                      MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

 AGE OF INSURED    PERCENTAGE OF
ON DATE OF DEATH    POLICY VALUE
----------------   -------------
40 and under            250%
45                      215%
50                      185%
55                      150%
60                      130%
65                      120%
70                      115%
75                      105%
80                      105%
85                      105%
90                      105%
95 and above            100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy.

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1

Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2

Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

     -    the Face Amount plus Policy Value; or

     - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a

Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

               ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

     All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPs   APPLICABLE AGE   MAXIMUM GAPs
--------------   ------------   --------------   ------------
     0-55          1.660714           68           1.290612
      56           1.632245           69           1.262143
      57           1.603776           70           1.233673
      58           1.575306           71           1.205204
      59           1.546837           72           1.176735
      60           1.518367           73           1.148265
      61           1.489898           74           1.119796
      62           1.461429           75           1.091327
      63           1.432959           76           1.062857
      64           1.404490           77           1.034388
      65           1.376020           78           1.005918
      66           1.347551           79           0.977449
      67           1.319082           80           0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES
----
0-50 The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months
         (15 Policy years).

51 and   The maximum surrender charge remains level for 40 Policy months and
above    decreases per month by above the percentages below:

         Age 51 -- 0.78% per month for 128 months
         Age 52 -- 0.86% per month for 116 months
         Age 53 -- 0.96% per month for 104 months
         Age 54 -- 1.09% per month for 92 months
         Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                 MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 AGE AT
ISSUE OR      MALE      MALE      FEMALE    FEMALE
INCREASE   NONSMOKER   SMOKER   NONSMOKER   SMOKER
--------   ---------   ------   ---------   ------
    0                    8.63                 7.68
    1                    8.63                 7.70
    2                    8.78                 7.81
    3                    8.94                 7.93
    4                    9.10                 8.05
    5                    9.27                 8.18
    6                    9.46                 8.32
    7                    9.65                 8.47
    8                    9.86                 8.62
    9                   10.08                 8.78
   10                   10.31                 8.95
   11                   10.55                 9.13
   12                   10.81                 9.32
   13                   11.07                 9.51
   14                   11.34                 9.71
   15                   11.62                 9.92
   16                   11.89                10.14
   17                   12.16                10.36
   18        10.65      12.44      9.73      10.59
   19        10.87      12.73      9.93      10.83
   20        11.10      13.02     10.15      11.09
   21        11.34      13.33     10.37      11.35
   22        11.59      13.66     10.60      11.63
   23        11.85      14.01     10.85      11.92
   24        12.14      14.38     11.10      12.22
   25        12.44      14.77     11.37      12.54
   26        12.75      15.19     11.66      12.88
   27        13.09      15.64     11.95      13.23
   28        13.45      16.11     12.26      13.60
   29        13.83      16.62     12.59      13.99
   30        14.23      17.15     12.93      14.40
   31        14.66      17.72     13.29      14.83
   32        15.10      18.32     13.67      15.28
   33        15.58      18.96     14.07      15.75
   34        16.08      19.63     14.49      16.25
   35        16.60      20.35     14.93      16.77
   36        17.16      21.10     15.39      17.33
   37        17.75      21.89     15.88      17.91
   38        18.37      22.73     16.39      18.51
   39        19.02      23.55     16.93      19.15
   40        19.71      24.28     17.50      19.81
   41        20.44      25.04     18.09      20.51

 AGE AT
ISSUE OR      MALE      MALE      FEMALE    FEMALE
INCREASE   NONSMOKER   SMOKER   NONSMOKER   SMOKER
--------   ---------   ------   ---------   ------
   42        21.20      25.85     18.71      21.23
   43        22.02      26.71     19.36      21.98
   44        22.87      27.61     20.04      22.77
   45        23.61      28.56     20.76      23.56
   46        24.36      29.57     21.52      24.23
   47        25.15      30.63     22.33      24.94
   48        26.00      31.16     23.14      24.69
   49        26.90      32.95     23.83      26.47
   50        27.85      34.21     24.57      27.31
   51        28.87      35.56     25.35      28.18
   52        29.96      36.99     26.17      29.11
   53        31.12      38.25     27.05      30.09
   54        32.56      38.25     27.95      31.12
   55        33.67      38.25     28.97      32.21
   56        34.62      38.25     29.65      32.94
   57        35.61      38.25     30.36      33.70
   58        36.65      38.25     31.11      34.49
   59        37.73      38.25     32.74      36.23
   60        38.25      38.25     32.74      36.23
   61        38.25      38.25     33.63      37.18
   62        38.25      38.25     34.57      38.18
   63        38.25      38.25     35.56      38.25
   64        38.25      38.25     36.60      38.25
   65        38.25      38.25     37.68      38.25
   66        38.25      38.25     38.25      38.25
   67        38.25      38.25     38.25      38.25
   68        38.25      38.25     38.25      38.25
   69        38.25      38.25     38.25      38.25
   70        38.25      38.25     38.25      38.25
   71        38.25      38.25     38.25      38.25
   72        38.25      38.25     38.25      38.25
   73        38.25      38.25     38.25      38.25
   74        38.25      38.25     38.25      38.25
   75        38.25      38.25     38.25      38.25
   76        38.25      38.25     38.25      38.25
   77        38.25      38.25     38.25      38.25
   78        38.25      38.25     38.25      38.25
   79        38.25      38.25     38.25      38.25
   80        38.25      38.25     38.25      38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

(a)   Deferred administrative charge                    $  850.00
      ($8.50/$1,000 of Face Amount)

(b)   Deferred sales charge                             $  909.95
      (49% X 1.660714 GAPs)
         TOTAL                                          $1,759.95

     Maximum surrender charge per Table (16.60 X 100)   $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a)   Deferred administrative charge                    $850.00
      ($8.50/$1,000 of Face Amount)

(b)   Deferred sales charge                              Varies
      (not to exceed 29% of Premiums received,
      up to one GAP, plus 9% of premiums
      received in excess of one GAP, but
      less than the maximum number of GAPs
      subject to the deferred sales charge)

                                                              Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                             PERFORMANCE INFORMATION


The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.


The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.


In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2007. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.


OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index (S&P 500)

     -    Dow Jones Industrial Average (DJIA)

     -    Shearson, Lehman Aggregate Bond Index

     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

     - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

     -    The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

     - The advantages and disadvantages of investing in tax-deferred and taxable investments

     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning

     - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                     TABLE I
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2007

                         SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                           SUB-                          10 YEARS
                                                         ACCOUNT    FOR YEAR             OR SINCE
                                                        INCEPTION     ENDED      5     INCEPTION OF
                                                           DATE     12/31/07   YEARS    SUB-ACCOUNT
                                                        ---------   --------   -----   ------------
Goldman Sachs VIT Capital Growth Fund                   01/09/06       9.13      N/A       6.52
Goldman Sachs VIT Core Fixed Income Fund                01/09/06       5.96      N/A       4.64
Goldman Sachs VIT Equity Index Fund                     01/09/06       4.48      N/A       7.70
Goldman Sachs VIT Government Income Fund                01/09/06       6.48      N/A       4.76
Goldman Sachs VIT Growth Opportunities Fund             01/09/06      18.42      N/A       9.49
Goldman Sachs VIT Mid Cap Value Fund                    01/09/06       2.33      N/A       6.93
Goldman Sachs VIT Money Market Fund                     01/09/06       4.14      N/A       4.00
Goldman Sachs VIT Strategic International Equity Fund   01/09/06       6.99      N/A      10.99
Goldman Sachs VIT Structured U.S. Equity Fund           01/09/06      -2.50      N/A       2.67
AIM V.I. Global Health Care Fund                          5/1/01      10.96    10.95       3.85
AllianceBernstein VPS Large Cap Growth Portfolio          5/1/01      12.70    10.73      -0.29
Delaware VIP International Value Equity Series           7/18/93       4.39    19.76       9.03
Fidelity VIP Asset Manager Portfolio                     5/10/94      14.58     9.04       4.76
Fidelity VIP Equity-Income Portfolio                      7/6/93       0.72    12.52       5.82
Fidelity VIP Growth Portfolio                            7/18/93      25.95    13.62       5.98
Fidelity VIP High Income Portfolio                       7/18/93       1.96     9.49       1.02
Fidelity VIP Overseas Portfolio                          7/20/93      16.37    20.88       7.32
FT VIP Franklin Large Cap Growth Securities Fund          5/1/01       5.38     9.40       0.68
FT VIP Franklin Small-Mid Cap Growth Securities Fund      5/1/01      10.35    13.24       3.13
Janus Aspen Large Cap Growth Portfolio                    5/1/01      13.88    11.80       0.03
T. Rowe Price International Stock Portfolio              6/21/95      12.13    17.38       5.61


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of the VEL II Account of the Company as of December 31, 2007 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2008

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

                                                                  SUCCESSOR  SUCCESSOR
DECEMBER 31,                                                         2007       2006
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $967.2
         and $1,075.4 in 2007 and 2006, respectively)             $   965.7  $ 1,071.1
      Equity securities at fair value (cost of $108.1 and $64.4
         in 2007 and 2006, respectively)                              102.7       65.7
      Policy loans                                                    106.1      117.0
                                                                  ---------  ---------
         Total investments                                          1,174.5    1,253.8
                                                                  ---------  ---------
   Cash and cash equivalents                                           57.4       58.9
   Accrued investment income                                           11.3       12.9
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                    2,070.0    2,174.8
   Value of business acquired (intangible)                            220.4      274.4
   Deferred policy acquisition costs                                  153.3      103.6
   Deferred federal income taxes                                      129.7      157.9
   Derivative instruments receivable                                   29.1        2.8
   Other assets                                                        31.9       15.1
   Separate account assets                                          6,906.7    7,894.5
                                                                  ---------  ---------
         Total assets                                             $10,784.3  $11,948.7
                                                                  =========  =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $ 3,133.2  $ 3,411.0
      Outstanding claims and losses                                     9.2       12.9
      Contractholder deposit funds and other policy liabilities        46.3       53.7
                                                                  ---------  ---------
         Total policy liabilities and accruals                      3,188.7    3,477.6
                                                                  ---------  ---------
   Derivative instruments payable                                      33.7       28.5
   Accrued expenses and other liabilities                              56.4       61.2
   Reinsurance payable                                                 21.4        4.5
   Separate account liabilities                                     6,906.7    7,894.5
                                                                  ---------  ---------
         Total liabilities                                        $10,206.9  $11,466.3
                                                                  ---------  ---------
Commitments and contingencies (Notes 19 and 20)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $     2.5  $     2.5
   Additional paid-in capital                                         416.9      416.9
   Accumulated other comprehensive loss                                (3.2)      (1.2)
   Retained earnings                                                  161.2       64.2
                                                                  ---------  ---------
         Total shareholder's equity                                   577.4      482.4
                                                                  ---------  ---------
         Total liabilities and shareholder's equity               $10,784.3  $11,948.7
                                                                  =========  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

                                                        SUCCESSOR  SUCCESSOR  PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                          2007       2006        2005
-----------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                               $   --     $   --     $ 36.9
   Universal life and investment product policy fees       239.6      233.0      244.6
   Net investment income                                   137.5      114.5      192.6
   Net realized investment gains/(losses)                    5.9       (7.3)      22.9
   Other income                                             19.9       16.7       33.0
                                                          ------     ------     ------
      Total revenues                                       402.9      356.9      530.0
                                                          ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
      expenses                                             141.7      105.2      239.4
   Policy acquisition expenses                              52.7       39.0      111.8
   Interest on trust instruments supported by funding
      obligations                                             --         --       19.6
   Losses on derivative instruments                          6.8       46.7        2.3
   Other operating expenses                                 70.1       74.9      148.6
                                                          ------     ------     ------
      Total benefits, losses and expenses                  271.3      265.8      521.7
                                                          ------     ------     ------
      Income before federal income taxes                   131.6       91.1        8.3
                                                          ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                    --         --      (34.1)
   Deferred                                                 34.6       26.2        1.1
                                                          ------     ------     ------
      Total federal income tax expense (benefit)            34.6       26.2      (33.0)
                                                          ------     ------     ------
Net income                                                $ 97.0     $ 64.9     $ 41.3
                                                          ======     ======     ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS. SEE NOTE 5 FOR PROFORMA 2005 SUCCESSOR INCOME STATEMENT.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                          ADDITIONAL            ACCUMULATED OTHER      TOTAL
                                  COMMON    PAID-IN   RETAINED    COMPREHENSIVE    SHAREHOLDER'S
(IN MILLIONS)                     STOCK     CAPITAL   EARNINGS         LOSS            EQUITY
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2005         $2.5    $1,000.0    $130.7        $(21.1)          $1,112.1
Net income                                               41.3                             41.3
Other comprehensive income:
Net unrealized losses                                                 (24.1)             (24.1)
Minimum pension liability                     (38.3)                   24.9              (13.4)
Distribution of subsidiaries                 (385.8)    (72.8)         26.4             (432.2)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 30, 2005       $2.5    $  575.9    $ 99.2        $  6.1           $  683.7
                                   ====    ========    ======        ======           ========
Purchase accounting adjustments              (246.0)    (99.9)         (6.1)            (352.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2005       $2.5    $  329.9    $ (0.7)       $   --           $  331.7
                                   ====    ========    ======        ======           ========
Net income                                               64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                  (1.2)              (1.2)
Capital contribution                           87.0                                       87.0
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2006       $2.5    $  416.9    $ 64.2        $ (1.2)          $  482.4
                                   ====    ========    ======        ======           ========
Net income                                               97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                  (2.0)              (2.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2007       $2.5    $  416.9    $161.2        $ (3.2)          $  577.4
                                   ====    ========    ======        ======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                 SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                    2007        2006         2005
----------------------------------------------------------------------------------------------------
(In millions)
Net income                                                         $97.0       $64.9        $41.3
Other comprehensive income (loss):
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                            (3.0)       (2.0)       (84.0)
      Benefit for deferred federal income taxes                      1.0         0.8         29.4
                                                                   -----       -----        -----
   Total available-for-sales securities                             (2.0)       (1.2)       (54.6)
                                                                   -----       -----        -----
   Derivative instruments:
      Net (depreciation) appreciation during the period               --          --         77.8
      (Provision) benefit for deferred federal income taxes           --          --        (27.2)
                                                                   -----       -----        -----
   Total derivative instruments                                       --          --         50.6
                                                                   -----       -----        -----
Net unrealized (depreciation) appreciation                          (2.0)       (1.2)        (4.0)
                                                                   -----       -----        -----
   Minimum pension liability:
      Decrease (increase) in minimum pension liability                --          --         48.0
      (Provision) benefit for deferred federal income taxes           --          --        (16.8)
                                                                   -----       -----        -----
   Total minimum pension liability                                    --          --         31.2
                                                                   -----       -----        -----
Other comprehensive (loss) income                                   (2.0)       (1.2)        27.2
                                                                   -----       -----        -----
Purchase accounting adjustments                                       --          --         (6.1)
                                                                   -----       -----        -----
Comprehensive income                                               $95.0       $63.7        $62.4
                                                                   =====       =====        =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                   2007        2006        2005
-------------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                    $  97.0    $    64.9    $   41.3
   Adjustments to reconcile net income to net cash used in
      operating activities:
      Net realized investment (gains) losses                                        (5.9)         7.3       (22.9)
      Losses on derivative instruments                                                --           --         0.3
      Non cash derivative activity                                                  (7.4)        28.5          --
      Net accretion of premiums on investment                                        0.7         (0.8)         --
      Net amortization and depreciation                                             52.7         39.0        20.9
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                             --           --        21.1
      Deferred federal income taxes                                                 34.6         26.2         1.1
      Change in deferred acquisition costs                                         (53.0)      (110.0)      163.9
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                    16.9         (2.6)        1.6
      Change in accrued investment income                                            1.6          7.9        19.7
      Change in policy liabilities and accruals, net                              (281.5)     1,053.6      (330.3)
      Change in reinsurance receivable and modified coinsurance                    104.8     (1,362.9)      (84.4)
      Change in expenses and taxes payable                                          (4.4)        (5.6)       16.2
      Other, net                                                                   (17.0)        (5.6)       15.3
                                                                                 -------    ---------    --------
      Net cash used in operating activities                                        (60.9)      (260.1)     (136.2)
                                                                                 -------    ---------    --------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                   773.9      2,206.0     1,561.0
      Proceeds from disposals of equity securities                                    --           --         1.7
      Proceeds from disposals of other investments                                  19.3          0.6        25.7
      Proceeds from mortgages sold, matured or collected                              --           --         9.6
      Purchase of available-for-sale fixed maturities                             (662.4)    (2,012.1)     (686.0)
      Purchase of equity securities                                                (43.7)       (64.4)       (0.1)
      Purchase of other investments                                                (20.3)        (1.4)       (8.8)
      Capital expenditures                                                            --         (1.5)       (7.7)
      Net payments related to margin deposits on derivative instruments               --         (0.1)      (39.7)
      Other investing activities, net                                                 --           --         0.3
                                                                                 -------    ---------    --------
      Net cash provided by investing activities                                     66.8        127.1       856.0
                                                                                 -------    ---------    --------
CASH FLOWS FROM FINANCING ACTIVITIES
      Withdrawals from contractholder deposit funds                                 (7.4)       (17.6)       (1.7)
      Withdrawals from trust instruments supported by funding obligations             --           --      (651.5)
      Change in collateral related to securities lending program                      --           --      (109.6)
      Capital contribution (dividend)                                                 --         86.3      (114.7)
                                                                                 -------    ---------    --------
      Net cash (used in) provided by financing activities                           (7.4)        68.7      (877.5)
                                                                                 -------    ---------    --------
      Net change in cash and cash equivalents                                       (1.5)       (64.3)     (157.7)
      Cash and cash equivalents, beginning of period                                58.9        123.2       280.9
                                                                                 -------    ---------    --------
      Cash and cash equivalents, end of period                                   $  57.4    $    58.9    $  123.2
                                                                                 =======    =========    ========
SUPPLEMENTAL CASH FLOW INFORMATION
      Income tax refunds                                                         $    --    $      --    $   42.5

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). At December 31, 2007, the Company manages blocks of variable annuity, variable universal life and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman
Sachs (see Note 21 - Related Party Transactions). On September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to the current name.

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2007 and December 31, 2006. Consequently, the Company experienced decreased amortization of acquisition expenses as compared to historical experience when it was owned by THG. See Note 5 - Proforma, for a proforma income statement containing the changes.

Prior to December 30, 2005, the consolidated accounts of the Company included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while "successor" information represents the Company on a stand-alone basis and includes purchase accounting adjustments as indicated in
Note 4 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried primarily at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. CLOSED BLOCK

The predecessor Consolidated Statements of Operations include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block business.

Following the Transaction, there was no impact to the successor financial statements as the Closed Block remains with FAFLIC.

     C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and high yield mutual funds. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This is classified as Equity Securities on the Company's balance sheet.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FINANCIAL INSTRUMENTS (CONTINUED)

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3O - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3D - Cash Instruments" and "Note 3E - Derivatives and Hedging Activities" below.

     D. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The firm generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

Prior to the Transaction, the Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     F. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $37.2 million is held at one financial institution at December 31, 2007.

     G. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. As part of the recording of fair value purchase accounting due to the acquisition of the Company, DAC and DSI were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 16 - Deferred Policy Acquisition Costs for further discussion).

     H. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 15 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company in 2005, $3.0 million of capitalized assets were written off.

     J. GOODWILL/VALUE OF BUSINESS ACQUIRED ("VOBA")

Goodwill is the cost of an acquired company in excess of the fair value of its identifiable net assets at acquisition date. Relating to the Transaction and in accordance with the provisions of SFAS No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company recorded a purchase price of $333.3 million as part of the Transaction, including the fair value allocation of other net assets and the establishment of VOBA (See Note 4 - Purchase Accounting). As part of the purchase accounting and the fair value analysis described above, no separate or additional value related to goodwill was recognized.

     K. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 7 - Adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     L. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3 1/2 % to 9 1/2 % for annuities and 3% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     M. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 16 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     N. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, The Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3O - New Accounting and Adopted Pronouncements).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," ("SFAS No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company has not adopted SFAS No. 159 for any portion of its business.

     P. ACCOUNTING STANDARDS NOT YET ADOPTED

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, effective for financial statements issued for fiscal years beginning after November 15, 2008, with early application encouraged. The Company will adopt SFAS No. 161 in the first quarter of 2009. Adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     P. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

In June 2007, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide `Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies." SOP No. 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP SOP No. 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP No. 07-01.

     Q. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 14 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. See Note 3 - Summary of Significant Accounting Policies, for further discussion of Goodwill. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. At the conclusion of 2007 and 2006, additional balance sheet adjustments were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the year ended December 31, 2007 and December 31, 2006.

                                                    EFFECT OF       EFFECT OF      PROFORMA
                                   DECEMBER 30,  ADJUSTMENTS IN  ADJUSTMENTS IN  DECEMBER 31,
FAIR VALUE                             2005          2006(1)         2007(2)         2005
---------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value    $ 1,391.8       $   --           $  --        $ 1,391.8
Cash and cash equivalents                123.2           --              --            123.2
VOBA                                     318.5        (12.4)           (5.8)           300.3
Other assets at fair value             1,007.5         18.4             5.6          1,031.5
Separate account assets                8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total assets acquired              11,419.3          6.0            (0.2)        11,425.1

Liabilities:
Policyholder account balances          2,436.3          5.3              --          2,441.6
Other liabilities at fair value           72.3           --            (0.4)            71.9
Separate account liabilities           8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total liabilities assumed          11,086.9          5.3            (0.4)        11,091.8

Total purchase price                 $   332.4       $  0.7           $ 0.2        $   333.3
                                     =========       ======           =====        =========

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 11), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
---------------------------------------------
(In millions)
Initial payment of purchase price      $262.0
FAFLIC ceding commission                  8.6
Direct transaction expenses               6.9
Additional deferred purchase price       54.9
Purchase accounting final adjustments     0.9
                                       ------
Total purchase price                   $333.3
                                       ======

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause successor financial statements to be based upon unconsolidated activity. In addition, the establishment of a new fair value balance sheet in accordance with SFAS No. 141, as part of the purchase accounting, will generate certain differences in amortization of VOBA levels in subsequent years.

The 2006 Consolidated Statement of Income reflects the two material transactions described above. The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was reflected in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods, but provides a comparison by which to understand the 2006 changes.

                                                                    (UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,                                        2005                               2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                                   INCOME
                                                                    REINSURANCE   STATEMENT
                                         PREDECESSOR   DIVESTITURE  OF FAFLIC'S   EFFECT OF  SUCCESSOR  SUCCESSOR
                                            INCOME         OF         VARIABLE    PURCHASE     INCOME    INCOME
                                          STATEMENT   SUBSIDIARIES    BUSINESS   ACCOUNTING  STATEMENT  STATEMENT
-----------------------------------------------------------------------------------------------------------------
Premiums                                    $ 36.9       $ (36.9)      $   --      $   --      $   --    $   --
Universal life and investment product
   policy fees                               244.6         (16.9)        15.9          --       243.6     233.0
Net investment income                        192.6        (113.3)         1.6       (20.0)       60.9     110.5
Realized gains/(losses)                       22.9         (16.0)        (0.3)         --         6.6      (7.3)
Other income                                  33.0         (22.7)         1.4          --        11.7      20.7
                                            ------       -------       ------      ------      ------    ------
Total revenues                               530.0        (205.8)        18.6       (20.0)      322.8     356.9

Policy benefits, claims, losses and LAE      239.4        (106.2)         6.3        13.8       153.3     105.2
VOBA and DAC amortization                    111.8          (6.7)          --       (63.5)       41.6      39.0
Other expenses                               170.5         (63.1)         1.8       (35.2)       74.0     121.6
                                            ------       -------       ------      ------      ------    ------
Total benefits, losses and expenses          521.7        (176.0)         8.1       (84.9)      268.9     265.8
Total federal income tax benefit
   (expense)                                  33.0          (8.6)        (3.7)      (22.7)       (2.0)    (26.2)
                                            ------       -------       ------      ------      ------    ------
Net income (loss)                           $ 41.3       $ (38.4)      $  6.8      $ 42.2      $ 51.9    $ 64.9
                                            ======       =======       ======      ======      ======    ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

6. SIGNIFICANT TRANSACTIONS

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million (See Note 23 - Subsequent Events).

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms, and, as such, ownership of the underlying separate accounts is not included in the Company's separate account assets and liabilities.

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however the modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,   2007    2006
------------------------------------------------
(In millions)
Beginning balance                 $237.0  $281.3

Provision for GMDB:
   GMDB expense incurred             6.4    11.5
   Volatility (1)                   13.8    (6.6)
                                  --------------
                                    20.2     4.9

Claims, net of reinsurance:
   Claims from policyholders       (44.6)  (56.3)
   Claims ceded to reinsurers       41.1    55.2
                                  ------  ------
                                    (3.5)   (1.1)

GMDB reinsurance premium           (41.3)  (48.1)
                                  ------  ------
Ending balance                    $212.4  $237.0
                                  ======  ======

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

Starting in 2006, the GMDB reserves were calculated using best estimate, as opposed to risk neutral, scenarios for future projections and reflecting the December 31, 2005 reserve balance derived under purchase accounting. GMDB reserves were adjusted upwards by $229.2 million in 2005 as a result of the Transaction and revaluation based upon purchase accounting assumptions.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2007 and 2006.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2007, volatility assumptions range from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds. For 2006, volatility assumptions ranged from 13% to 32%, varying by equity fund type; 3% for bond funds; and 1% for money market funds.

     -    The mortality assumption is 70% of the 1994 GMDB table.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2008 and 2009 are approximately 14% and 13%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)      2007      2006
--------------------------------------------------------------------------
Net deposits paid
   Account value                                        $  4,239  $    941
   Net amount at risk                                   $     26  $     17
   Average attained age of contractholders                    61        67
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                        $  1,549  $  1,415
   Net amount at risk                                   $     60  $     61
   Average attained age of contractholders                    66        65
Roll-up (net deposits accumulated at a specified rate)
   Account value                                        $     80  $     93
   Net amount at risk                                   $     17  $     19
   Average attained age of contractholders                    78        77
Higher of ratchet or roll-up
   Account value                                        $  4,849  $  5,560
   Net amount at risk                                   $    958  $  1,070
   Average attained age of contractholders                    73        73
                                                        --------  --------
Total of guaranteed benefits categorized above
   Account value                                        $ 10,717  $  8,009
   Net amount at risk                                   $  1,061  $  1,167
   Average attained age of contractholders
      (weighted by account value)                             67        71
Number of contractholders                                213,958   135,057

The above table includes business coinsured from FAFLIC for all years. 2007 includes reinsurance assumed from Protective and Pacific Life at quota share.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2007 was $14.2 million with no benefits paid out. The GMIB liability at December 31, 2006 was $15.2 million with no benefits paid out. In conjunction with the Transaction and the application of SFAS No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2007 reflect bonus interest payments on assumed blocks and are included in other assets in the accompanying balance sheet. The Company did not have any deferred sales inducements at December 31, 2006, and amounts existing at prior to the Transaction were written off in purchase accounting.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,       2007  2006
-------------------------------------------------
(In millions)
Balance at beginning of year          $  --   $--
Block acquisition                       3.9    --
Acquisition expenses deferred           5.3    --
Amortized to expense during the year   (0.3)   --
                                      -----   ---
Balance at end of year                $ 8.9   $--
                                      =====   ===

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed variable annuity were assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are a recoverable from reinsurers and changes in fair value are not included in other comprehensive income.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2007        2006
-----------------------------------------------------------------
(In millions)
Account value                             $     47.2   $    59.8
Range of guaranteed minimum return rates   2.8 - 6.5%  2.8 - 6.5%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

Account balances of these contracts with guaranteed minimum returns were invested in variable separate investment portfolio as follows:

DECEMBER 31,                   2007   2006
------------------------------------------
(In millions)
Asset Type:
   Fixed maturities           $40.8  $36.3
   Cash and cash equivalents   11.5   26.5
                              -----  -----
Total                         $52.3  $62.8
                              =====  =====

8. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                          2007
---------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                                 COST       GAINS      LOSSES     VALUE
---------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                        $204.1      $ 5.2      $   --    $209.3
States and political subdivisions                 16.1        0.2          --      16.3
Corporate fixed maturities                       428.2        2.0       (10.6)    419.6
Mortgage-backed securities                       318.8        3.3        (1.6)    320.5
                                                ------      -----      ------    ------
Total fixed maturities                          $967.2      $10.7      $(12.2)   $965.7
                                                ======      =====      ======    ======
Equity securities                               $108.1      $  --      $ (5.4)   $102.7
                                                ======      =====      ======    ======

DECEMBER 31,                                                           2006
-----------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                               COST (1)     GAINS      LOSSES      VALUE
-----------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                       $  335.1     $1.3       $(2.4)    $  334.0
States and political subdivisions                  16.1       --        (0.2)        15.9
Corporate fixed maturities                        372.1      0.5        (2.9)       369.7
Mortgage-backed securities                        352.1      1.0        (1.6)       351.5
                                               --------     -----      ------    --------
Total fixed maturities                         $1,075.4     $2.8       $(7.1)    $1,071.1
                                               ========     =====      ======    ========
Equity securities                              $   64.4     $1.3       $  --     $   65.7
                                               ========     =====      ======    ========

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2007, the amortized cost and fair value of the assets on deposit were $42.4 million and $43.6 million, respectively. At December 31, 2006, the amortized cost and fair value of assets on deposit in New York were $43.0 million and $42.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.2 million and $5.8 million were on deposit with various state and governmental authorities at December 31, 2007 and 2006, respectively. Fair values related to these securities were $6.0 million and $5.7 million at December 31, 2007 and 2006, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be pledged as collateral. At December 31, 2007, the Company held $43.4 million compared to $31.5 million held as collateral at December 31, 2006. Corresponding liabilities for these items have also been recorded by the Company. There were no contractual investment commitments at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with SFAS No. 141, the amortized cost of the investments is shown below.

                                         DECEMBER 31,   DECEMBER 31,
                                             2007           2007
                                        AMORTIZED COST   FAIR VALUE
--------------------------------------------------------------------
(In millions)
Due in one year or less                     $ 53.4         $ 53.1
Due after one year through five years        298.7          298.4
Due after five years through ten years       194.7          196.8
Due after ten years                          420.4          417.4
                                            ------         ------
Total                                       $967.2         $965.7
                                            ======         ======

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity and derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative under Derivatives Implementation Group issue B25 ("DIG B25").

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36
("DIG B36").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

Under THG, an overall risk management strategy incorporating the use of derivative instruments to minimize significant unplanned fluctuations in earnings that were caused by foreign currency, equity market and interest rate volatility was employed. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results were exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company used foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value, which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

     C. FAIR VALUE HEDGES

During 2007 and 2006, no fair value hedges were established. In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Operations. These derivative instruments were determined to be effective hedges in accordance with FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

     D. CASH FLOW HEDGES

During 2007 and 2006, no cash flow hedges were established. Prior to 2006, the Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 on ineffective cash flow hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     E. TRADING ACTIVITIES

For 2007, the Company recognized a net loss of $6.8 million on its derivatives. For 2006, the Company recognized a net loss of $46.7 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25.

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The Transaction purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

During 2005 the Company recognized net losses of $36.1 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Operations. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Operations.

Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Operations. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Operations related to the GMDB hedges.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     F. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                EQUITY
                                                                 FIXED      SECURITIES AND
DECEMBER 31,                                                MATURITIES (1)     OTHER (2)     TOTAL
--------------------------------------------------------------------------------------------------
(In millions)
2007
Net (depreciation) appreciation, beginning of year              $ (2.0)          $ 0.8      $ (1.2)
                                                                ------           -----      ------
     Net appreciation (depreciation) on available-for-sale
        securities and derivative instruments                      2.8            (6.7)       (3.9)
     Net appreciation from the effect on value of business
        acquired and on policy liabilities                         0.9              --         0.9
     (Provision) benefit for deferred federal income taxes        (1.3)            2.3         1.0
                                                                ------           -----      ------
                                                                   2.4            (4.4)       (2.0)
                                                                ------           -----      ------
Net appreciation (depreciation), end of year                       0.4            (3.6)       (3.2)
                                                                ======           =====      ======
2006
Net appreciation, beginning of year                             $   --           $  --      $   --
                                                                ------           -----      ------
     Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                     (4.3)            1.3        (3.0)
     Net depreciation from the effect on value of business
        acquired and on policy liabilities                         1.0              --         1.0
     Benefit (provision) for deferred federal income taxes         1.3            (0.5)        0.8
                                                                ------           -----      ------
                                                                  (2.0)            0.8        (1.2)
                                                                ------           -----      ------
Net (depreciation) appreciation, end of year                    $ (2.0)          $ 0.8      $ (1.2)
                                                                ======           =====      ======
2005
Net appreciation, beginning of year                             $  5.7           $ 4.4      $ 10.1
                                                                ------           -----      ------
     Net depreciation on available-for-sale
        securities and derivative instruments                    (60.2)           (6.8)      (67.0)
     Net appreciation from the effect on deferred
        policy acquisition costs and on policy liabilities        60.8              --        60.8
     (Provision) benefit for deferred federal income taxes        (0.2)            2.4         2.2
                                                                ------           -----      ------
                                                                   0.4            (4.4)       (4.0)
     Purchase accounting adjustment                               (6.1)             --        (6.1)
                                                                ------           -----      ------
Net appreciation, end of year                                   $   --           $  --      $   --
                                                                ======           =====      ======

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $0.0 MILLION, $0.0 MILLION AND $50.5 MILLION IN 2007, 2006 AND 2005, RESPECTIVELY.

(2) THERE WAS NO AFTER TAX APPRECIATION (DEPRECIATION) ON EQUITY SECURITIES AND OTHER INVESTED ASSETS IN 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                               2007
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                               $ (1.7)   $ 66.7            28
   7-12 months                                (9.5)    190.9            43
   Greater than 12 months                     (1.0)     19.7             7
                                            ------    ------           ---
Total investment grade fixed maturities     $(12.2)   $277.3            78
                                            ------    ------           ---
Below investment grade fixed maturities:    $   --    $   --            --
                                            ------    ------           ---
Total fixed maturities                      $(12.2)   $277.3            78
                                            ------    ------           ---
Equity securities:
0-6 months                                  $ (5.4)   $102.7             1
                                            ------    ------           ---
Total equity securities                     $ (5.4)   $102.7             1
                                            ------    ------           ---

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

DECEMBER 31,                                               2006
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):

   0-6 months                               $ (3.9)   $489.3             70
   7-12 months                                (3.2)    350.8             84
   Greater than 12 months                       --        --             --
                                            ------    ------            ---
Total investment grade fixed maturities     $ (7.1)   $840.1            154
                                            ------    ------            ---

Below investment grade fixed maturities:
    0-6 months                              $   --    $  2.1              1
                                            ------    ------            ---
Total below investment grade fixed
   maturities                                   --       2.1              1
                                            ------    ------            ---
Total fixed maturities                      $ (7.1)   $842.2            155
                                            ======    ======            ===

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.4 million at December 31, 2006.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to maturity; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,                            2007  2006
--------------------------------------------------
(In millions)
Issuer Name:
U.S. Treasury                             --  65.8
GS High Yield Fund                     102.7  64.4
Federal Home Loan Bank                    --  60.7
Federal Home Loan Bank                    --  56.0
Federal National Mortgage Association     --  49.4

9. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                  2007    2006    2005
-----------------------------------------------------------------------
(In millions)
Fixed maturities                                 $ 53.3  $ 59.9  $179.5
Equity securities                                   7.7     4.4     0.1
Mortgage loans                                       --      --     5.5
Policy loans                                        7.5     9.2    17.2
Derivatives                                          --      --   (10.8)
Other long-term investments                          --      --     1.9
Short-term investments and miscellaneous income    71.9    43.9     5.0
                                                 ------  ------  ------
   Gross investment income                        140.4   117.4   198.4
Less investment expenses                           (2.9)   (2.9)   (5.8)
                                                 ------  ------  ------
Net investment income                            $137.5  $114.5  $192.6
                                                 ======  ======  ======

The Company had no fixed maturities on non-accrual status at December 31, 2007, 2006 or 2005. The Company had no mortgage loans on non-accrual status at December 31, 2005.

The Company does not have any mortgage loan investments at December 31, 2007 or December 31, 2006. There were no mortgage loans which were non-income producing at December 31, 2005. The Company had no fixed maturities which were non-income producing at December 31, 2007 or December 31, 2006.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,         2007    2006   2005
-------------------------------------------------------------
(In millions)

Fixed maturities                         $4.1   $(7.3)  $20.8
Mortgage Loans                             --      --     0.3
Derivatives                                --      --     2.2
Other investments                         1.8      --    (0.4)
                                         ----   -----   -----
Net realized investment gains/(losses)   $5.9   $(7.3)  $22.9
                                         ====   =====   =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES       GAINS   LOSSES
-----------------------------------------------------------------
(In millions)

2007
Fixed maturities                      $  773.9     $ 5.7    $ 1.6

2006
Fixed maturities                      $2,213.8     $ 3.3    $10.6

2005
Fixed maturities                      $  933.7     $22.6    $ 9.0
Equity securities                          1.7        --       --

The Company recognized no other-than-temporary impairments on fixed maturities in 2007 and 2006 respectively. There was $5.3 million in 2005 related to other-than-temporary impairments of fixed maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                   2007    2006    2005
--------------------------------------------------------------------------------------------------------
(In millions)

Unrealized  (depreciation) appreciation on available-for-sale securities:
Unrealized holding losses arising during period, (net of income tax benefit of
   $0.7, $3.3 and $22.4 million in 2007, 2006 and 2005)                           $(1.4)  $(5.9)  $(41.7)
Less: reclassification adjustment for gains (losses) included in net income
   (net of income tax expense (benefit) of $0.3, $(2.5) and $7.0 million in
   2007, 2006 and 2005)                                                             0.6    (4.7)    12.9
                                                                                  -----   -----   ------
Total available-for-sale securities                                                (2.0)   (1.2)   (54.6)
                                                                                  -----   -----   ------
Unrealized depreciation on derivative instruments:
Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $0.0, $0.0 and $(20.9) million in 2007, 2006 and 2005)      --      --     (38.8)
Less: reclassification adjustment for (losses) gains included in net income
   (net of income tax (benefit) expense of $0.0, $0.0 and $(48.1) million in
   2007, 2006 and 2005)                                                             --      --     (89.4)
                                                                                  -----   -----   ------
Total derivative instruments                                                        --      --      50.6
                                                                                  -----   -----   ------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                         $(2.0)  $(1.2)  $ (4.0)
                                                                                  =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2007                  2006
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING      FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE      VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $   57.4   $   57.4   $   58.9   $   58.9
   Fixed maturities                                       965.7      965.7    1,071.1    1,071.1
   Equity securities                                      102.7      102.7       65.7       65.7
   Policy loans                                           106.1      106.1      117.0      117.0
   Derivative instruments receivable                       29.1       29.1        2.8        2.8
   Separate account assets                              6,906.7    6,906.7    7,894.5    7,894.5
                                                       --------   --------   --------   --------
                                                       $8,167.7   $8,167.7   $9,210.0   $9,210.0
                                                       ========   ========   ========   ========
Financial Liabilities
   Derivative instruments payable                      $   33.7   $   33.7   $   28.5   $   28.5
   Supplemental contracts without life contingencies       27.4       27.4       32.5       32.5
   Other individual contract deposit funds                 20.7       20.7       23.7       23.7
                                                       --------   --------   --------   --------
                                                       $   81.8   $   81.8   $   84.7   $   84.7
                                                       ========   ========   ========   ========

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2007. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31,                            LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       --------    ------    -----    --------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       ========    ======    =====    ========
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       --------    ------    -----    --------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       ========    ======    =====    ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2007. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2007. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $31.5 million for the year ended December 2007.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total financial assets at fair value classified within level 3 were $3.7 million as of December 31, 2007. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

                                                     LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     ----------------------------------------
                                                             CASH
                                                         INSTRUMENTS   DERIVATIVE    TOTAL
DECEMBER 31,                                               - ASSETS     CONTRACTS   LOSSES
---------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                               $ 3.7        $  0.5       N/A
   Realized (losses)                                         (0.1)           --      (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date            0.1         (31.6)    (31.5)
   Purchases, issuances and settlements                        --          11.1       N/A
                                                            -----        ------
   Balance, end of year                                     $ 3.7        $(20.0)
                                                            =====        ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,        2007    2006    2005
-------------------------------------------------------------
(In millions)
Federal income tax expense (benefit)
   Current                             $  --   $  --   $(34.1)
   Deferred                             34.6    26.2      1.1
                                       -----   -----   ------
Total                                  $34.6   $26.2   $(33.0)
                                       =====   =====   ======

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                      2007    2006    2005
-------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense                                  $46.1   $31.9   $  2.9
   Prior years' federal income tax adjustment                         (1.1)     --     (9.4)
   Change in estimates for prior years dividend received deduction      --      --    (12.9)
   Dividend received deduction                                        (8.2)   (8.2)   (10.0)
   Tax credits                                                        (0.5)   (1.1)    (6.2)
   Valuation allowance                                                (1.7)    3.6       --
   Changes in other tax estimates                                       --      --      5.6
   Other, net                                                           --      --     (3.0)
                                                                     -----   -----   ------
Federal income tax expense (benefit)                                 $34.6   $26.2   $(33.0)
                                                                     =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                       2007      2006
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 141.4   $ 171.1
   Deferred acquisition costs       22.4      34.5
   Tax credit carryforwards          7.8       7.8
   Loss carryforwards               63.0      69.8
   Investments, net                  9.3       5.1
   Ceding commission                23.8      27.6
   Deferred compensation             0.8       0.5
   Other, net                        9.0      17.9
                                 -------   -------
   Subtotal deferred tax asset     277.5     334.3
      Valuation allowance          (17.6)    (31.6)
                                 -------   -------
Total deferred tax asset, net    $ 259.9   $ 302.7
                                 -------   -------
Deferred tax liability
   VOBA                          $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax liability     $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax asset, net    $ 129.7   $ 157.9
                                 =======   =======

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $277.5 million and $334.3 million at December 31, 2007 and 2006, respectively. Gross deferred income tax liabilities totaled approximately $130.2 million and $144.8 million at December 31, 2007 and 2006, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2007 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. If the tax benefits established at the inception of the Transaction offset currently by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. Any adjustment to the valuation allowance for events subsequent or unrelated to the Transaction would be realized through the income statement. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2007, there are available foreign tax credit carryforwards of $7.8 million which will expire beginning in 2013. At December 31, 2007, the Company has net operating loss carryforwards of $144.9 million and capital loss carryforwards of $35.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $127.3 million of net operating and capital loss carryforwards.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement. However, the tax attributes carried over from THG are not guaranteed under the Stock Purchase Agreement, and accordingly, such attributes may be adjusted in the future. At the end of 2007, THG disclosed an audit adjustment of approximately $7.5 million to the company's pre-acquisition net operating loss balance. As a result, the Company has reduced the gross net operating loss carryforward by $21.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3O - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2007 through December 31, 2007. The Company's tax return is ineligible for consolidation in the Goldman Sachs Group until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

12. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. The Company and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2007 and 2006 balance sheets contain no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

12. PENSION AND OTHER POST RETIREMENT BENEFITS (CONTINUED)

DEFINED CONTRIBUTION PLANS

The Company participates in the Goldman Sachs employee-sponsored defined contribution plans for the employees of the Company. The Company matches a portion of employees' annual contributions. Matching contributions vest after three years of service. The Company incurred expenses relating to the defined contribution plan of $0.1 million for the years ended December 31, 2007 and 2006 respectively. FAFLIC, a subsidiary of the Company through December 30, 2005, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,             2007   2006    2005
----------------------------------------------------------------
(In millions)

Service cost                                 $--    $--    $ 0.4
Interest cost                                 --     --      3.2
Recognized net actuarial loss                 --     --      0.4
Amortization of prior service cost            --     --     (5.5)
                                             ---    ---    -----
Net periodic postretirement (benefit) cost   $--    $--    $(1.5)
                                             ===    ===    =====

The Company allocated approximately $(0.7) million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005.

     ASSUMPTIONS

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                           1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                                INCREASE             DECREASE
--------------------------------------------------------------------------------------------------
(In millions)
Effect on total of service and interest cost during 2005          $0.1                $(0.1)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $116.3 million at December 31, 2007. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $466.8 million at December 31, 2007 for the Company. The Company's CAL RBC ratio of 401% is eight times greater than the level at which the Commissioner could be authorized to take an insurer into receivership.

There were no dividends declared by the Company to Goldman Sachs in 2007 and 2006. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG.

14. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

At December 31, 2007, the gross carrying amount and accumulated amortization of VOBA was $300.3 million and $81.6 million, respectively.

VOBA is adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains and losses that are recorded in accumulated other comprehensive loss. VOBA was increased by $0.9 million at December 31, 2007 and $0.8 million at December 31, 2006 to account for unrealized investment losses. On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see
Note 15 - Reinsurance).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

14. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Estimated future amortization of VOBA as of December 31, 2007 is as follows:

(In millions)
2008                  $ 37.2
2009                    30.1
2010                    24.1
2011                    19.1
2012                    15.1
2013 and thereafter     94.8
                      ------
Total                 $220.4
                      ======

15. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed. The Company has evaluated the applicability of DIG B25 to products assumed from Pacific Life and an embedded derivative requiring bifurcation has been identified. A liability of $8.3 million as at December 31, 2007 is reflected on the balance sheet. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As at December 31, 2007 the Company ceded reserves of $46.7 million.

On July, 1, 2006, the Company assumed on a modified coinsurance basis, 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and a liability of $22.8 million and an asset of $0.5 million as of December, 31 2007 and December, 31 2006 respectively is reflected on the balance sheet. As at December 31, 2007, the Company assumed reserves of $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $83.7 million and $96.5 million as of December 31, 2007 and December 31, 2006 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

15. REINSURANCE (CONTINUED)

B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including non core traditional life and health business; the largest being a universal life insurance treaty representing reinsurance recoverables of $475.5 million and $506.0 million at December 31, 2007 and 2006, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2007     2006     2005
---------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
      Direct                                       $ 18.3   $ 19.4   $ 72.8
      Assumed                                          --       --      0.3
      Ceded                                         (18.3)   (19.4)   (36.2)
                                                   ------   ------   ------
Net premiums                                       $   --   $   --   $ 36.9
                                                   ======   ======   ======
Life and accident and health insurance and other
   individual policy benefits, claims, losses
   and loss adjustment expenses:
      Direct                                       $100.8   $109.2   $289.1
      Assumed                                        60.6     34.4     (1.7)
      Ceded                                         (19.7)   (38.4)   (48.0)
                                                   ------   ------   ------
Net policy benefits, claims, losses and loss
   adjustment expenses                             $141.7   $105.2   $239.4
                                                   ======   ======   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

16. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,       2007    2006     2005
-------------------------------------------------------------
(In millions)
Balance at beginning of year          $103.6  $   --  $ 694.1
Block acquisition                       24.2   106.7       --
Subsidiary adjustment                     --      --    (35.0)
Acquisition expenses deferred           28.8     3.3      0.7
Amortized to expense during the year    (3.3)   (6.4)  (112.4)
Adjustment to equity during the year      --      --      9.3
Purchase accounting adjustment            --      --   (556.7)
                                      ------  ------  -------
Balance at end of year                $153.3  $103.6  $    --
                                      ======  ======  =======

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired the variable annuity business of CILAC, whose booked of business was subsequently merged into Protective during 2007, through a modified coinsurance agreement, resulting in an initial DAC asset of $106.7 million upon contract date. Activity of $3.3 million related to deferral of acquisition expenses and amortization of $6.4 million, resulting in a $103.6 million DAC asset at December 31, 2006.

In accordance with SFAS No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 under purchase accounting. As such, any assets related to deferred policy acquisition costs relate to transactions occurring in 2007 and 2006.

17. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $228.0 million and $233.5 million at December 31, 2007 and 2006, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $227.9 million and $233.6 million at December 31, 2007 and 2006 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

18. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME, AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
State licenses (intangible asset)  $ 2.6  $ 2.6
Accounts receivable                  5.8    7.1
Deferred sales inducements           8.9     --
Miscellaneous assets                14.6    5.4
                                   -----  -----
Total other assets                 $31.9  $15.1
                                   =====  =====

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
Payables in process                $26.9  $39.4
Policyholder liabilities            11.9    5.5
Accrued expenses                     8.9   10.1
Miscellaneous liabilities            8.7    6.2
                                   -----  -----
Total accrued expenses and other
   liabilities                     $56.4  $61.2
                                   =====  =====

Other income consists of the following:


DECEMBER 31,            2007   2006   2005
------------------------------------------
(In millions)
Asset management fees  $17.4  $15.4  $29.4
Miscellaneous income     2.5    1.3    3.6
                       -----  -----  -----
Total other income     $19.9  $16.7  $33.0
                       =====  =====  =====

Other operating expenses consist of the following:

DECEMBER 31,                         2007   2006   2005
--------------------------------------------------------
(In millions)
Taxes, licenses & fees              $ 2.5  $ 3.2  $ 16.1
Commission expense                   21.3   19.5    21.0
Management and administrative fees   29.9   23.8      --
Salaries & benefits                   7.9    5.1    49.6
Processing & operational services     1.8   12.9    12.7
Legal & auditing                      3.5    1.3     5.9
Loss on GMDB hedging                   --     --    14.2
Miscellaneous operating expenses      3.2    9.1    29.1
                                    -----  -----  ------
Total other operating expenses      $70.1  $74.9  $148.6
                                    =====  =====  ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS

The Company was allocated certain rental expenses, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.1 million for 2007 and 2006, respectively. Prior to the Transaction, the Company was allocated rental expenses of $0.6 million in 2005. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company did enter into a lease agreement for the Elgin, IL premise. As of December 31, 2007, lease commitments relating to the Elgin, IL were $60.5 thousand for 2008 to 2010 inclusive.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS (CONTINUED)

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008 TAG will act as third party administrator for the Company's fixed block of business, utilizing a PDMA platform.

As of December 31, 2007, the purchase commitments relating to agreements with Se2, TAG and PDMA were as follows:

(in millions)
    2008                 $12.2
    2009                  11.3
    2010                  10.6
    2011                   9.7
    2012                   9.0
    2013 and thereafter   24.3
                         -----
    Total                $77.1
                         =====

20. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.3 million in favor of the plaintiffs, both parties have appealed. The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify the Company and Goldman Sachs with respect to this litigation for amounts over $250,000. The Company released $0.2 million to THG for the year 2007 related to this litigation, leaving $0.1 million to cover

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

20. CONTINGENCIES (CONTINUED)

current and estimated future contingent liabilities. THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. In February 2008, the Court of Appeals vacated the $1.1 million verdict. Plaintiffs may appeal, but it is unlikely that the Court of Appeals will hear the case en banc or that the Supreme Court of the United States will take the case.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include investigations relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. In February 2006, THG reached a settlement agreement with the SEC regarding its investigation related to "market timing", "revenue sharing" and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

21. RELATED PARTY TRANSACTIONS

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.1 million for 2007 for these services. The Company performs certain administrative services on its behalf. No income was generated for the year ended December 31, 2007.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.0 million and $3.8 million in 2007 and 2006 respectively, for these services. These amounts are shown within other operating expenses.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $10.2 million and expense of $47.4 million, for 2007 and 2006 respectively, due to mark to market of the positions. During 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $9.5 million for 2007.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.6 million and $2.1 million in 2007 and 2006, respectively. No expense was generated for the year ended December 31, 2005.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company. This resulted in revenue of $6.9 million and $7.0 million for the years ended December 31, 2007 and December 31, 2006.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2007 the Company ceded reserves of $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSU's) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7 million and $1.5 million relating to RSU's for the years ended December 31, 2007 and December 31, 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

21. RELATED PARTY TRANSACTIONS (CONTINUED)

Prior to the Transaction, the Company provided, through its wholly-owned subsidiary FAFLIC, management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and effectively on that date the Company stopped providing these services. Amounts charged by the Company to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million in 2005. Net amounts due from predecessor affiliates for accrued expenses and various other liabilities and receivables was $0.4 million at December 31, 2006. There were no amounts due from affiliates at December 31, 2007.

22. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                            (UNAUDITED)
                                                2007      2006    2005
----------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $ 58.2    $(35.5) $ (2.3)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $461.4    $368.9  $374.1

23. SUBSEQUENT EVENTS

Effective January 1, 2008, the Company assumption reinsured the book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML is currently in rehabilitation under the governance of the State of Pennsylvania, and the Company will have no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with PDMA. Commencing January 1, 2008 TAG began to provide administration for the Company's block of traditional insurance business reinsured from FML, utilizing a PDMA platform to administer the block.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

In the first quarter of 2008, Epoch replaced Security Distributors, Inc. ("SDI") as principal underwriter for several of the Company's previously issued variable products. However, SDI remains the principal underwriter of several previously issued variable annuity products.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

23. SUBSEQUENT EVENTS (CONTINUED)

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty will be disposed. The recapture of the Pacific Life block will result in a settlement receivable of $25.5 million with a subsequent reduction in policyholder liabilities and DAC.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2008

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                              AIM V.I.     ALLIANCE-       DELAWARE
                                                               GLOBAL    BERNSTEIN VPS        VIP          FIDELITY     FIDELITY
                                                               HEALTH      LARGE CAP     INTERNATIONAL        VIP          VIP
                                                             CARE FUND      GROWTH           VALUE           ASSET       EQUITY-
                                                              SERIES I     PORTFOLIO        EQUITY        MANAGER(SM)    INCOME
                                                               SHARES       CLASS B         SERIES         PORTFOLIO    PORTFOLIO
                                                             ---------   -------------   -------------   ------------  -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                           $ 571,207     $3,134,166     $13,152,663     $5,965,950   $51,157,700
                                                             ---------     ----------     -----------     ----------   -----------
      Total assets                                             571,207      3,134,166      13,152,663      5,965,950    51,157,700

LIABILITIES:
Payable to Commonwealth Annuity and Life Insurance
   Company (Sponsor)                                                --             --           1,148             50         1,269
                                                             ---------     ----------     -----------     ----------   -----------
      Net assets                                             $ 571,207     $3,134,166     $13,151,515     $5,965,900   $51,156,431
                                                             =========     ==========     ===========     ==========   ===========
Net asset distribution by category:
   Variable life policies during the first 10 policy years   $ 455,342     $1,817,552     $ 4,708,786     $2,695,315   $18,140,478
   Variable life policies after 10 policy years                115,865      1,316,614       8,442,729      3,270,585    33,015,953
                                                             ---------     ----------     -----------     ----------   -----------
                                                             $ 571,207     $3,134,166     $13,151,515     $5,965,900   $51,156,431
                                                             =========     ==========     ===========     ==========   ===========
Investments in shares of the Underlying Funds, at cost       $ 454,210     $2,303,905     $13,530,710     $5,512,593   $50,057,565
Underlying Fund shares held                                     23,741        104,612         894,739        360,045     2,139,594

Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy years:
   Units outstanding, December 31, 2007                        353,841      1,853,560       1,217,426      1,092,605     4,715,119
   Net asset value per unit, December 31, 2007               $1.286856     $ 0.980574     $  3.867822     $ 2.466871   $  3.847300

Variable life policies after 10 policy years:
   Units outstanding, December 31, 2007                         64,379        721,777       3,251,401      2,025,583    16,674,766
   Net asset value per unit, December 31, 2007               $1.799730     $ 1.824129     $  2.596643     $ 1.614639   $  1.979995

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2007

                                                                                                         FT VIP       FT VIP
                                                                                                        FRANKLIN     FRANKLIN
                                                                            FIDELITY                    LARGE CAP    SMALL-MID
                                                              FIDELITY         VIP        FIDELITY       GROWTH     CAP GROWTH
                                                                 VIP          HIGH           VIP       SECURITIES   SECURITIES
                                                               GROWTH        INCOME       OVERSEAS        FUND         FUND
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO      CLASS 2      CLASS 2
                                                             -----------   -----------   -----------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                           $48,033,818   $10,805,800   $15,198,646   $1,111,704   $4,651,010
                                                             -----------   -----------   -----------   ----------   ----------
      Total assets                                            48,033,818    10,805,800    15,198,646    1,111,704    4,651,010

LIABILITIES:
Payable to Commonwealth Annuity and Life Insurance
   Company (Sponsor)                                               1,176         1,199           630           --          963
                                                             -----------   -----------   -----------   ----------   ----------
      Net assets                                             $48,032,642   $10,804,601   $15,198,016   $1,111,704   $4,650,047
                                                             ===========   ===========   ===========   ==========   ==========
Net asset distribution by category:
   Variable life policies during the first 10 policy years   $17,344,266   $ 4,124,312   $ 4,629,188   $  737,662   $2,846,254
   Variable life policies after 10 policy years               30,688,376     6,680,289    10,568,828      374,042    1,803,793
                                                             -----------   -----------   -----------   ----------   ----------
                                                             $48,032,642   $10,804,601   $15,198,016   $1,111,704   $4,650,047
                                                             ===========   ===========   ===========   ==========   ==========
Investments in shares of the Underlying Funds, at cost       $37,793,261   $14,414,338   $10,938,162   $  917,800   $3,648,357
Underlying Fund shares held                                    1,064,579     1,806,990       600,263       64,447      203,012

Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy years:
      Units outstanding, December 31, 2007                     4,882,202     2,297,101     1,514,011      705,017    2,318,155
      Net asset value per unit, December 31, 2007            $  3.552550   $  1.795442   $  3.057566   $ 1.046304   $ 1.227810

Variable life policies after 10 policy years:
      Units outstanding, December 31, 2007                    14,809,785     4,279,310     3,820,627      220,798      890,283
      Net asset value per unit, December 31, 2007            $  2.072169   $  1.561067   $  2.766255   $ 1.694043   $ 2.026089

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2007

                                                               GOLDMAN       GOLDMAN       GOLDMAN       GOLDMAN       GOLDMAN
                                                              SACHS VIT     SACHS VIT     SACHS VIT     SACHS VIT     SACHS VIT
                                                               CAPITAL      CORE FIXED      EQUITY     GOVERNMENT       GROWTH
                                                               GROWTH         INCOME        INDEX        INCOME     OPPORTUNITIES
                                                                 FUND          FUND          FUND         FUND           FUND
                                                               SERVICE       SERVICE       SERVICE       SERVICE       SERVICE
                                                                SHARES        SHARES        SHARES       SHARES         SHARES
                                                             -----------   -----------   -----------   ----------   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                           $42,404,688   $12,464,624   $38,552,355   $4,878,330    $20,495,062
                                                             -----------   -----------   -----------   ----------    -----------
      Total assets                                            42,404,688    12,464,624    38,552,355    4,878,330     20,495,062

LIABILITIES:
Payable to Commonwealth Annuity and Life Insurance
   Company (Sponsor)                                                 492            --           396           --          1,284
                                                             -----------   -----------   -----------   ----------    -----------
      Net assets                                             $42,404,196   $12,464,624   $38,551,959   $4,878,330    $20,493,778
                                                             ===========   ===========   ===========   ==========    ===========
Net asset distribution by category:
   Variable life policies during the first 10 policy years   $20,369,554   $ 6,181,911   $21,556,587   $2,808,254    $ 8,950,419
   Variable life policies after 10 policy years               22,034,642     6,282,713    16,995,372    2,070,076     11,543,359
                                                             -----------   -----------   -----------   ----------    -----------
                                                             $42,404,196   $12,464,624   $38,551,959   $4,878,330    $20,493,778
                                                             ===========   ===========   ===========   ==========    ===========
Investments in shares of the Underlying Funds, at cost       $34,375,237   $12,682,496   $33,479,872   $4,847,377    $24,685,891
Underlying Fund shares held                                    3,331,083     1,229,253     3,375,863      475,008      3,305,655

Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy years:
      Units outstanding, December 31, 2007                     7,897,349     3,179,745     6,040,564    1,528,996      2,019,628
      Net asset value per unit, December 31, 2007            $  2.579290   $  1.944153   $  3.568638   $ 1.836665    $  4.431717

Variable life policies after 10 policy years:
      Units outstanding, December 31, 2007                    12,125,508     5,354,669     9,119,137    1,821,162      4,588,699
      Net asset value per unit, December 31, 2007            $  1.817214   $  1.173315   $  1.863704   $ 1.136679    $  2.515606

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2007

                                                               GOLDMAN       GOLDMAN       GOLDMAN        GOLDMAN
                                                              SACHS VIT     SACHS VIT     SACHS VIT      SACHS VIT
                                                               MID CAP        MONEY       STRATEGIC     STRUCTURED
                                                                VALUE        MARKET     INTERNATIONAL   U.S. EQUITY
                                                                FUND          FUND       EQUITY FUND        FUND
                                                               SERVICE       SERVICE       SERVICE        SERVICE
                                                                SHARES       SHARES       SHARES (a)       SHARES
                                                             -----------   ----------   -------------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                           $24,368,495   $9,048,383    $20,266,460    $24,427,139
                                                             -----------   ----------    -----------    -----------
      Total assets                                            24,368,495    9,048,383     20,266,460     24,427,139

LIABILITIES:
Payable to Commonwealth Annuity and Life Insurance
   Company (Sponsor)                                                  50           --             --            641
                                                             -----------   ----------    -----------    -----------
      Net assets                                             $24,368,445   $9,048,383    $20,266,460    $24,426,498
                                                             ===========   ==========    ===========    ===========
Net asset distribution by category:
   Variable life policies during the first 10 policy years   $11,030,671   $5,200,282    $10,397,995    $11,138,346
   Variable life policies after 10 policy years               13,337,774    3,848,101      9,868,465     13,288,152
                                                             -----------   ----------    -----------    -----------
                                                             $24,368,445   $9,048,383    $20,266,460    $24,426,498
                                                             ===========   ==========    ===========    ===========
Investments in shares of the Underlying Funds, at cost       $27,630,040   $9,048,382    $17,239,112    $27,571,651
Underlying Fund shares held                                    1,736,885    9,048,382      1,472,853      1,856,166

Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy years:
      Units outstanding, December 31, 2007                     2,362,631    3,309,322      4,162,489      3,972,689
      Net asset value per unit, December 31, 2007            $  4.668809   $ 1.571404    $  2.498023    $  2.803730

Variable life policies after 10 policy years:
      Units outstanding, December 31, 2007                     5,929,681    3,464,111      4,322,893      7,674,208
      Net asset value per unit, December 31, 2007            $  2.249324   $ 1.110848    $  2.282838    $  1.731534

                                                               JANUS
                                                               ASPEN
                                                              LARGE CAP      T. ROWE
                                                               GROWTH         PRICE
                                                              PORTFOLIO   INTERNATIONAL
                                                               SERVICE        STOCK
                                                               SHARES       PORTFOLIO
                                                             ----------   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                           $1,553,146     $9,061,501
                                                             ----------     ----------
      Total assets                                            1,553,146      9,061,501

LIABILITIES:
Payable to Commonwealth Annuity and Life Insurance
   Company (Sponsor)                                                 --             --
                                                             ----------     ----------
      Net assets                                             $1,553,146     $9,061,501
                                                             ==========     ==========
Net asset distribution by category:
   Variable life policies during the first 10 policy years   $  983,692     $4,627,651
   Variable life policies after 10 policy years                 569,454      4,433,850
                                                             ----------     ----------
                                                             $1,553,146     $9,061,501
                                                             ==========     ==========
Investments in shares of the Underlying Funds, at cost       $1,128,428     $7,359,103
Underlying Fund shares held                                      59,576        511,660

Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy years:
      Units outstanding, December 31, 2007                      981,770      2,183,576
      Net asset value per unit, December 31, 2007            $ 1.001957     $ 2.119300

Variable life policies after 10 policy years:
      Units outstanding, December 31, 2007                      298,760      1,819,882
      Net asset value per unit, December 31, 2007            $ 1.906058     $ 2.436339

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                      AIM V.I.    ALLIANCE-      DELAWARE
                                                       GLOBAL   BERNSTEIN VPS       VIP        FIDELITY       FIDELITY
                                                       HEALTH     LARGE CAP    INTERNATIONAL     VIP            VIP
                                                     CARE FUND     GROWTH          VALUE        ASSET         EQUITY-
                                                      SERIES I    PORTFOLIO       EQUITY      MANAGER(SM)     INCOME
                                                       SHARES      CLASS B        SERIES       PORTFOLIO     PORTFOLIO
                                                     ---------  -------------  -------------  -----------   -----------
INVESTMENT INCOME:
   Dividends                                          $    --     $     --      $   297,364     $356,313    $   973,625

EXPENSES:
Variable life policies during the first 10
   policy years:
   Mortality and expense risk fees                      2,987       12,015           34,255       18,531        134,655
   Administrative expense fees                            689        2,772            7,905        4,277         31,075
                                                      -------     --------      -----------     --------    -----------
      Total expenses                                    3,676       14,787           42,160       22,808        165,730
                                                      -------     --------      -----------     --------    -----------

Variable life policies after 10 policy years:
   Mortality and expense risk fees                        857        8,291           58,054       20,178        229,219
                                                      -------     --------      -----------     --------    -----------
      Total expenses                                      857        8,291           58,054       20,178        229,219
                                                      -------     --------      -----------     --------    -----------

      Total expenses                                    4,533       23,078          100,214       42,986        394,949
                                                      -------     --------      -----------     --------    -----------
      Net investment income (loss)                     (4,533)     (23,078)         197,150      313,327        578,676
                                                      -------     --------      -----------     --------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                             --           --        5,281,824      163,295      4,293,323
   Net realized gain (loss) from sales of
      investments                                      34,696      114,680          223,197       39,058      4,704,516
                                                      -------     --------      -----------     --------    -----------
      Net realized gain (loss)                         34,696      114,680        5,505,021      202,353      8,997,839
   Change in unrealized gain (loss)                    32,656      284,938       (5,059,035)     291,987     (8,970,106)
                                                      -------     --------      -----------     --------    -----------
      Net realized and unrealized gain (loss)          67,352      399,618          445,986      494,340         27,733
                                                      -------     --------      -----------     --------    -----------
      Net increase (decrease) in net assets from
         operations                                   $62,819     $376,540      $   643,136     $807,667    $   606,409
                                                      =======     ========      ===========     ========    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                           FT VIP      FT VIP
                                                                                          FRANKLIN    FRANKLIN
                                                                  FIDELITY                LARGE CAP   SMALL-MID
                                                       FIDELITY      VIP      FIDELITY     GROWTH    CAP GROWTH
                                                         VIP        HIGH         VIP     SECURITIES  SECURITIES
                                                        GROWTH     INCOME     OVERSEAS      FUND        FUND
                                                      PORTFOLIO   PORTFOLIO   PORTFOLIO    CLASS 2     CLASS 2
                                                     -----------  ---------  ----------  ----------  ----------
INVESTMENT INCOME:
  Dividends                                          $   376,602  $ 905,024  $  494,822   $ 8,204     $     --

EXPENSES:
Variable life policies during the first 10
   policy years:
   Mortality and expense risk fees                       110,282     28,895      30,403     4,843       19,066
   Administrative expense fees                            25,450      6,669       7,016     1,117        4,400
                                                     -----------  ---------  ----------   -------     --------
      Total expenses                                     135,732     35,564      37,419     5,960       23,466
                                                     -----------  ---------  ----------   -------     --------

Variable life policies after 10 policy years:
   Mortality and expense risk fees                       188,934     44,191      67,116     2,347       11,554
                                                     -----------  ---------  ----------   -------     --------
      Total expenses                                     188,934     44,191      67,116     2,347       11,554
                                                     -----------  ---------  ----------   -------     --------

      Total expenses                                     324,666     79,755     104,535     8,307       35,020
                                                     -----------  ---------  ----------   -------     --------
      Net investment income (loss)                        51,936    825,269     390,287      (103)     (35,020)
                                                     -----------  ---------  ----------   -------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                            39,402         --     979,499     8,077      336,860
   Net realized gain (loss) from sales of
      investments                                      1,756,885   (359,617)    622,907    28,045      157,713
                                                     -----------  ---------  ----------   -------     --------
      Net realized gain (loss)                         1,796,287   (359,617)  1,602,406    36,122      494,573
   Change in unrealized gain (loss)                    8,822,630   (237,237)    279,621    16,993       (1,612)
                                                     -----------  ---------  ----------   -------     --------
      Net realized and unrealized gain (loss)         10,618,917   (596,854)  1,882,027    53,115      492,961
                                                     -----------  ---------  ----------   -------     --------
      Net increase (decrease) in net assets from
         operations                                  $10,670,853  $ 228,415  $2,272,314   $53,012     $457,941
                                                     ===========  =========  ==========   =======     ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       GOLDMAN     GOLDMAN     GOLDMAN      GOLDMAN      GOLDMAN
                                                      SACHS VIT   SACHS VIT   SACHS VIT    SACHS VIT    SACHS VIT
                                                       CAPITAL   CORE FIXED     EQUITY    GOVERNMENT     GROWTH
                                                       GROWTH      INCOME       INDEX       INCOME    OPPORTUNITIES
                                                        FUND        FUND         FUND        FUND         FUND
                                                       SERVICE     SERVICE     SERVICE      SERVICE      SERVICE
                                                       SHARES      SHARES       SHARES      SHARES       SHARES
                                                     ----------  ----------  -----------  ----------  -------------
INVESTMENT INCOME:
  Dividends                                          $   31,349   $562,926   $   697,809   $195,396    $       --

EXPENSES:
Variable life policies during the first 10
   policy years:
   Mortality and expense risk fees                      141,165     40,129       154,925     18,302        61,454
   Administrative expense fees                           32,576      9,261        35,752      4,224        14,182
                                                     ----------   --------   -----------   --------    ----------
      Total expenses                                    173,741     49,390       190,677     22,526        75,636
                                                     ----------   --------   -----------   --------    ----------

Variable life policies after 10 policy years:
   Mortality and expense risk fees                      142,560     40,338       112,231     13,514        72,417
                                                     ----------   --------   -----------   --------    ----------
      Total expenses                                    142,560     40,338       112,231     13,514        72,417
                                                     ----------   --------   -----------   --------    ----------

      Total expenses                                    316,301     89,728       302,908     36,040       148,053
                                                     ----------   --------   -----------   --------    ----------
      Net investment income (loss)                     (284,952)   473,198       394,901    159,356      (148,053)
                                                     ----------   --------   -----------   --------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                               --         --            --         --     2,999,680
   Net realized gain (loss) from sales of
      investments                                     3,035,339    (67,920)    3,116,742    (24,501)     (367,279)
                                                     ----------   --------   -----------   --------    ----------
      Net realized gain (loss)                        3,035,339    (67,920)    3,116,742    (24,501)    2,632,401
   Change in unrealized gain (loss)                   1,120,699    322,814    (1,664,759)   174,782       957,916
                                                     ----------   --------   -----------   --------    ----------
      Net realized and unrealized gain (loss)         4,156,038    254,894     1,451,983    150,281     3,590,317
                                                     ----------   --------   -----------   --------    ----------
      Net increase (decrease) in net assets from
         operations                                  $3,871,086   $728,092   $ 1,846,884   $309,637    $3,442,264
                                                     ==========   ========   ===========   ========    ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       GOLDMAN     GOLDMAN      GOLDMAN        GOLDMAN      JANUS
                                                      SACHS VIT   SACHS VIT    SACHS VIT      SACHS VIT     ASPEN
                                                       MID CAP      MONEY      STRATEGIC      STRUCTURED  LARGE CAP     T. ROWE
                                                        VALUE       MARKET   INTERNATIONAL   U.S. EQUITY    GROWTH       PRICE
                                                         FUND        FUND     EQUITY FUND        FUND     PORTFOLIO  INTERNATIONAL
                                                       SERVICE     SERVICE      SERVICE        SERVICE     SERVICE       STOCK
                                                        SHARES      SHARES     SHARES (a)       SHARES      SHARES     PORTFOLIO
                                                     -----------  ---------  -------------  ------------  ---------  -------------
INVESTMENT INCOME:
  Dividends                                          $   168,049   $430,411   $   266,744   $    250,360   $  8,822   $   125,265

EXPENSES:
Variable life policies during the first 10
   policy years:
   Mortality and expense risk fees                        80,597     35,125        72,494    (14,088,104)     6,649        32,725
   Administrative expense fees                            18,599      8,106        16,730     (3,251,101)     1,534         7,551
                                                     -----------   --------   -----------   ------------   --------   -----------
      Total expenses                                      99,196     43,231        89,224    (17,339,205)     8,183        40,276
                                                     -----------   --------   -----------   ------------   --------   -----------

Variable life policies after 10 policy years:
   Mortality and expense risk fees                        91,498     22,639        63,555     17,533,275      3,422        29,601
                                                     -----------   --------   -----------   ------------   --------   -----------
      Total expenses                                      91,498     22,639        63,555     17,533,275      3,422        29,601
                                                     -----------   --------   -----------   ------------   --------   -----------

      Total expenses                                     190,694     65,870       152,779        194,070     11,605        69,877
                                                     -----------   --------   -----------   ------------   --------   -----------
      Net investment income (loss)                       (22,645)   364,541       113,965         56,290     (2,783)       55,388
                                                     -----------   --------   -----------   ------------   --------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                         3,635,264         --     2,138,372      1,915,461         --     1,006,593
   Net realized gain (loss) from sales of
      investments                                        175,274         --       869,766     (2,517,943)    64,166     1,028,091
                                                     -----------   --------   -----------   ------------   --------   -----------
      Net realized gain (loss)                         3,810,538         --     3,008,138       (602,482)    64,166     2,034,684
   Change in unrealized gain (loss)                   (3,050,459)        --    (1,654,365)        50,233    140,565    (1,019,229)
                                                     -----------   --------   -----------   ------------   --------   -----------
      Net realized and unrealized gain (loss)            760,079         --     1,353,773       (552,249)   204,731     1,015,455
                                                     -----------   --------   -----------   ------------   --------   -----------
      Net increase (decrease) in net assets from
         operations                                  $   737,434   $364,541   $ 1,467,738   $   (495,959)  $201,948   $ 1,070,843
                                                     ===========   ========   ===========   ============   ========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I. GLOBAL    ALLIANCEBERNSTEIN VPS        DELAWARE VIP
                                                       HEALTH CARE FUND      LARGE CAP GROWTH       INTERNATIONAL VALUE
                                                        SERIES I SHARES      PORTFOLIO CLASS B         EQUITY SERIES
                                                     -------------------  ----------------------  ------------------------
                                                        2007      2006       2007        2006         2007         2006
                                                     ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $  (4,533) $ (4,680) $  (23,078) $  (23,279) $   197,150  $   278,784
      Net realized gain (loss)                          34,696     9,062     114,680     232,905    5,505,021    1,287,048
      Change in unrealized gain (loss)                  32,656    21,141     284,938    (230,907)  (5,059,035)   1,127,944
                                                     ---------  --------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                                62,819    25,523     376,540     (21,281)     643,136    2,693,776
                                                     ---------  --------  ----------  ----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                      47,770    42,119     172,046     192,917      670,726      727,020
      Terminations                                     (33,013)  (39,979)   (227,252)   (360,597)  (1,164,129)  (1,266,781)
      Insurance and other charges                      (33,647)  (33,507)   (160,455)   (165,841)    (808,273)    (790,283)
      Transfers between sub-accounts
         (including fixed account), net               (104,458)   73,693    (117,060)   (281,699)     (39,411)     (10,658)
      Other transfers from (to) the General Account       (744)   (9,671)       (171)    (37,392)      (1,808)    (190,903)
                                                     ---------  --------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                          (124,092)   32,655    (332,892)   (652,612)  (1,342,895)  (1,531,605)
                                                     ---------  --------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets            (61,273)   58,178      43,648    (673,893)    (699,759)   1,162,171

   NET ASSETS:
      Beginning of year                                632,480   574,302   3,090,518   3,764,411   13,851,274   12,689,103
                                                     ---------  --------  ----------  ----------  -----------  -----------
      End of year                                    $ 571,207  $632,480  $3,134,166  $3,090,518  $13,151,515  $13,851,274
                                                     =========  ========  ==========  ==========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                           FIDELITY VIP
                                                              ASSET                FIDELITY VIP              FIDELITY VIP
                                                            MANAGER(SM)            EQUITY-INCOME                GROWTH
                                                            PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        2007        2006         2007         2006        2007          2006
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $  313,327  $  115,650  $   578,676  $ 1,398,970  $    51,936  $  (139,874)
      Net realized gain (loss)                          202,353     (10,071)   8,997,839    7,958,797    1,796,287      (65,810)
      Change in unrealized gain (loss)                  291,987     258,914   (8,970,106)     201,832    8,822,630    2,737,049
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                                807,667     364,493      606,409    9,559,599   10,670,853    2,531,365
                                                     ----------  ----------  -----------  -----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                      421,255     495,425    2,917,156    3,333,087    3,121,923    3,576,116
      Terminations                                     (472,504)   (420,569)  (4,619,064)  (5,420,647)  (3,885,340)  (4,810,300)
      Insurance and other charges                      (483,483)   (491,882)  (3,421,567)  (3,521,452)  (3,097,075)  (3,128,424)
      Transfers between sub-accounts
         (including fixed account), net                 (45,538)    (33,768)    (480,355)  (1,054,048)  (1,157,470)    (377,569)
      Other transfers from (to) the General Account      (1,308)   (110,276)      57,744     (665,140)     (38,031)    (623,952)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                           (581,578)   (561,070)  (5,546,086)  (7,328,200)  (5,055,993)  (5,364,129)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets             226,089    (196,577)  (4,939,677)   2,231,399    5,614,860   (2,832,764)

   NET ASSETS:
      Beginning of year                               5,739,811   5,936,388   56,096,108   53,864,709   42,417,782   45,250,546
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      End of year                                    $5,965,900  $5,739,811  $51,156,431  $56,096,108  $48,032,642  $42,417,782
                                                     ==========  ==========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             FT VIP FRANKLIN
                                                             FIDELITY VIP            FIDELITY VIP           LARGE CAP GROWTH
                                                              HIGH INCOME              OVERSEAS                SECURITIES
                                                               PORTFOLIO               PORTFOLIO              FUND CLASS 2
                                                     ------------------------  ------------------------  ----------------------
                                                         2007         2006         2007        2006         2007        2006
                                                     -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $   825,269  $   767,701  $   390,287  $    28,135  $     (103) $      (59)
      Net realized gain (loss)                          (359,617)    (651,230)   1,602,406      754,157      36,122      23,724
      Change in unrealized gain (loss)                  (237,237)   1,025,683      279,621    1,452,043      16,993      69,395
                                                     -----------  -----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         from operations                                 228,415    1,142,154    2,272,314    2,234,335      53,012      93,060
                                                     -----------  -----------  -----------  -----------  ----------  ----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                       832,994      967,119      741,883      853,271      68,030      73,078
      Terminations                                      (838,085)  (1,217,247)  (1,146,155)  (1,863,541)    (56,184)   (109,618)
      Insurance and other charges                       (815,449)    (895,146)    (800,212)    (803,337)    (61,402)    (59,748)
      Transfers between sub-accounts
         (including fixed account), net                   17,735     (233,489)    (110,823)    (788,609)    122,223     (13,347)
      Other transfers from (to) the General Account       (1,825)    (227,194)       3,599     (337,450)         89     (13,233)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets from
         policy transactions                            (804,630)  (1,605,957)  (1,311,708)  (2,939,666)     72,756    (122,868)
                                                     -----------  -----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets             (576,215)    (463,803)     960,606     (705,331)    125,768     (29,808)

   NET ASSETS:
      Beginning of year                               11,380,816   11,844,619   14,237,410   14,942,741     985,936   1,015,744
                                                     -----------  -----------  -----------  -----------  ----------  ----------
      End of year                                    $10,804,601  $11,380,816  $15,198,016  $14,237,410  $1,111,704  $  985,936
                                                     ===========  ===========  ===========  ===========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         FT VIP FRANKLIN
                                                            SMALL-MID            GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                           CAP GROWTH                 CAPITAL                  CORE FIXED
                                                           SECURITIES               GROWTH FUND               INCOME FUND
                                                          FUND CLASS 2            SERVICE SHARES             SERVICE SHARES
                                                     ----------------------  ------------------------  ------------------------
                                                        2007        2006         2007         2006         2007         2006
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $  (35,020) $  (33,593) $  (284,952) $  (305,966) $   473,198  $   464,969
      Net realized gain (loss)                          494,573     176,630    3,035,339      595,145      (67,920)     (93,472)
      Change in unrealized gain (loss)                   (1,612)    160,516    1,120,699    3,106,011      322,814       38,109
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                                457,941     303,553    3,871,086    3,395,190      728,092      409,606
                                                     ----------  ----------  -----------  -----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                      274,281     297,055    3,229,996    3,743,655      949,992    1,077,084
      Terminations                                     (379,404)   (553,628)  (3,602,133)  (3,860,664)    (936,662)  (1,286,009)
      Insurance and other charges                      (258,842)   (260,354)  (2,959,124)  (3,106,013)    (901,683)    (981,310)
      Transfers between sub-accounts
         (including fixed account), net                 173,560   1,011,573     (708,498)     103,663      466,688      441,373
      Other transfers from (to) the General Account       4,082     (86,430)     (22,483)    (494,776)        (363)    (164,728)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                           (186,323)    408,216   (4,062,242)  (3,614,135)    (422,028)    (913,590)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets             271,618     711,769     (191,156)    (218,945)     306,064     (503,984)

   NET ASSETS:
      Beginning of year                               4,378,429   3,666,660   42,595,352   42,814,297   12,158,560   12,662,544
                                                     ----------  ----------  -----------  -----------  -----------  -----------
      End of year                                    $4,650,047  $4,378,429  $42,404,196  $42,595,352  $12,464,624  $12,158,560
                                                     ==========  ==========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         GOLDMAN SACHS VIT        GOLDMAN SACHS VIT       GOLDMAN SACHS VIT
                                                              EQUITY                 GOVERNMENT                 GROWTH
                                                            INDEX FUND               INCOME FUND          OPPORTUNITIES FUND
                                                          SERVICE SHARES           SERVICE SHARES           SERVICE SHARES
                                                     ------------------------  ----------------------  ------------------------
                                                         2007         2006         2007       2006         2007         2006
                                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $   394,901  $   335,232  $  159,356  $  163,958  $  (148,053) $  (148,181)
      Net realized gain (loss)                         3,116,742      635,452     (24,501)    (31,672)   2,632,401    8,501,624
      Change in unrealized gain (loss)                (1,664,759)   4,447,766     174,782      21,324      957,916   (7,352,125)
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                               1,846,884    5,418,450     309,637     153,610    3,442,264    1,001,318
                                                     -----------  -----------  ----------  ----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                     2,801,923    3,228,157     484,100     564,297    1,145,806    1,303,055
      Terminations                                    (3,440,102)  (3,626,317)   (302,712)   (462,657)  (1,540,977)  (1,757,770)
      Insurance and other charges                     (2,996,445)  (3,100,032)   (565,854)   (586,693)  (1,215,796)  (1,272,130)
      Transfers between sub-accounts
         (including fixed account), net                 (187,098)  (1,433,791)    196,915     531,698     (709,975)  (1,759,777)
      Other transfers from (to) the General Account       25,860     (492,382)       (178)    (43,509)       4,078     (281,793)
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                          (3,795,862)  (5,424,365)   (187,729)      3,136   (2,316,864)  (3,768,415)
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets           (1,948,978)      (5,915)    121,908     156,746    1,125,400   (2,767,097)

   NET ASSETS:
      Beginning of year                               40,500,937   40,506,852   4,756,422   4,599,676   19,368,378   22,135,475
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      End of year                                    $38,551,959  $40,500,937  $4,878,330  $4,756,422  $20,493,778  $19,368,378
                                                     ===========  ===========  ==========  ==========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             GOLDMAN SACHS VIT
                                                         GOLDMAN SACHS VIT         GOLDMAN SACHS VIT             STRATEGIC
                                                              MID CAP                 MONEY MARKET             INTERNATIONAL
                                                            VALUE FUND                    FUND                  EQUITY FUND
                                                          SERVICE SHARES             SERVICE SHARES          SERVICE SHARES (a)
                                                     ------------------------  ------------------------  ------------------------
                                                         2007         2006         2007         2006         2007         2006
                                                     -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $   (22,645) $   129,458  $   364,541  $   341,637  $   113,965  $   345,304
      Net realized gain (loss)                         3,810,538    6,463,613           --           --    3,008,138      426,952
      Change in unrealized gain (loss)                (3,050,459)  (3,050,772)          --           --   (1,654,365)   2,979,264
                                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                                 737,434    3,542,299      364,541      341,637    1,467,738    3,751,520
                                                     -----------  -----------  -----------  -----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                     1,248,861    1,422,699    1,503,062    1,584,151    1,182,468    1,333,712
      Terminations                                    (2,160,838)  (2,717,397)  (1,346,927)  (2,042,713)  (1,787,769)  (1,844,469)
      Insurance and other charges                     (1,511,008)  (1,571,034)  (1,081,512)  (1,348,121)  (1,247,013)  (1,264,116)
      Transfers between sub-accounts
         (including fixed account), net                 (653,085)     805,972      779,283      776,065     (314,501)    (140,098)
      Other transfers from (to) the General Account       (4,914)    (323,596)      (6,424)         144        2,938     (252,578)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                          (3,080,984)  (2,383,356)    (152,518)  (1,030,474)  (2,163,877)  (2,167,549)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets           (2,343,550)   1,158,943      212,023     (688,837)    (696,139)   1,583,971

   NET ASSETS:
      Beginning of year                               26,711,995   25,553,052    8,836,360    9,525,197   20,962,599   19,378,628
                                                     -----------  -----------  -----------  -----------  -----------  -----------
      End of year                                    $24,368,445  $26,711,995  $ 9,048,383  $ 8,836,360  $20,266,460  $20,962,599
                                                     ===========  ===========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         GOLDMAN SACHS VIT          JANUS ASPEN             T. ROWE PRICE
                                                             STRUCTURED           LARGE CAP GROWTH          INTERNATIONAL
                                                         U.S. EQUITY FUND             PORTFOLIO                 STOCK
                                                           SERVICE SHARES          SERVICE SHARES             PORTFOLIO
                                                     ------------------------  ----------------------  ------------------------
                                                         2007         2006        2007        2006         2007         2006
                                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                   $    56,290  $   127,606  $   (2,783) $   (7,538) $    55,388  $    38,664
      Net realized gain (loss)                          (602,482)    (654,747)     64,166     148,660    2,034,684      425,969
      Change in unrealized gain (loss)                    50,233    3,528,791     140,565      31,949   (1,019,229)   1,082,093
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                                (495,959)   3,001,650     201,948     173,071    1,070,843    1,546,726
                                                     -----------  -----------  ----------  ----------  -----------  -----------

   FROM POLICY TRANSACTIONS:
      Net premiums                                     1,789,094    2,082,200      90,848     113,394      474,415      567,734
      Terminations                                    (2,299,980)  (2,533,076)   (121,803)   (207,699)    (824,924)    (961,019)
      Insurance and other charges                     (1,910,229)  (2,061,061)    (96,849)    (98,769)    (525,209)    (528,476)
      Transfers between sub-accounts
         (including fixed account), net                 (469,830)   1,494,254     (36,804)   (702,208)    (921,320)    (241,483)
      Other transfers from (to) the General Account      (52,930)     (33,575)        (11)    (35,089)       3,724     (140,500)
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                          (2,943,875)  (1,051,258)   (164,619)   (930,371)  (1,793,314)  (1,303,744)
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets           (3,439,834)   1,950,392      37,329    (757,300)    (722,471)     242,982

   NET ASSETS:
      Beginning of year                               27,866,332   25,915,940   1,515,817   2,273,117    9,783,972    9,540,990
                                                     -----------  -----------  ----------  ----------  -----------  -----------
      End of year                                    $24,426,498  $27,866,332  $1,553,146  $1,515,817  $ 9,061,501  $ 9,783,972
                                                     ===========  ===========  ==========  ==========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          VEL II Account (the "Separate Account"), is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company.

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation ("AFC"). On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which has served as the investment manager of the nine investment funds of Allmerica Investment Trust ("AIT Funds"). On January 9, 2006, the AIT Funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. AFIMS has no relationship with the Goldman Sachs VIT funds.

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had Contract Owner activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     Delaware VIP Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

          The following Underlying Fund was renamed as indicated:

    DATE                    OLD NAME                               NEW NAME
--------------   -------------------------------   -----------------------------------------
April 30, 2007   Goldman Sachs VIT International   Goldman Sachs VIT Strategic International
                 Equity Fund Service Shares        Equity Fund Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

VEL II ACCOUNT

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

          RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY (SPONSOR) - These represent adjustments for items not settled with the general account.

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Transfers between Sub-Accounts (including the Fixed Account), net, are amounts that Policy Owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include policy loan activity and death claims.

VEL II ACCOUNT

          FINANCIAL HIGHLIGHTS - Statement of Position 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 5, Financial Highlights.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          On the Date of Issue and each Monthly Payment Date, the Company makes a Monthly Deduction from Policy Value comprised of the following charges: a charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and a monthly administrative charge as compensation for expenses incurred in administration of the Policies, first year underwriting, and other start up expenses associated with the Policies. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also includes a $40 administrative charge for the increase.

          The Policy Owner may allocate the Monthly Deduction to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover the Monthly Deduction, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Monthly Deductions are made after the Final Premium Payment date.

          Commonwealth Annuity assesses each Sub-Account with a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policies. The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to the Company. This charge may be increased or decreased, subject to state and federal law; but, it may not exceed the maximum limitations. The Separate Account Administrative Charge is assessed during the first 10 policy years to help defray administrative expenses incurred in the administration of the Separate Account and the Sub-Accounts. This charge is currently 0.15%, which may increase or decrease, but it may not exceed 0.25%.

VEL II ACCOUNT

          Details about the Monthly Deduction and charges to the Sub-Accounts appear in the table below.

                                                            CURRENT       MAXIMUM ALLOWED
                                                           MORTALITY       MORTALITY AND    SEPARATE ACCOUNT
    COST OF         MONTHLY CHARGES       MONTHLY         AND EXPENSE       EXPENSE RISK     ADMINISTRATIVE
   INSURANCE          FOR OPTIONAL    ADMINISTRATIVE      RISK CHARGE      CHARGE (ANNUAL    CHARGE (ANNUAL
   CHARGE (a)         BENEFITS (a)      CHARGE (a)     (ANNUAL RATE)(b)       RATE) (b)       RATE) (b)(c)
----------------   ----------------   --------------   ----------------   ---------------   ----------------
Varies by Policy   Varies by Policy         $5               0.65%              0.90%            0 - .25%

(a) Charged to Policy Value.
(b) Charged to Daily Net assets in each Sub-Account.
(c) Separate Account Administrative Charge cannot exceed 0.25% for the first 10 Policy years with no charge imposed after the 10th year.

          A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

          Some states and municipalities impose premium taxes on Policies, which currently range up to 6%.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

          During the year ended December 31, 2007 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.30% to 1.17% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.02% to 0.12% of the Fund's average daily net assets.

VEL II ACCOUNT

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2007 were as follows:

                          INVESTMENT PORTFOLIO                              PURCHASES       SALES
------------------------------------------------------------------------   -----------   -----------
AIM V.I. Global Health Care Fund Series I Shares                           $    76,204   $   204,829
AllianceBernstein VPS Large Cap Growth Portfolio Class B                       171,830       527,800
Delaware VIP International Value Equity Series                               6,192,274     2,055,046
Fidelity VIP Asset Manager(SM) Portfolio                                       716,687       821,593
Fidelity VIP Equity-Income Portfolio                                        32,600,966    33,273,785
Fidelity VIP Growth Portfolio                                               19,661,685    24,625,163
Fidelity VIP High Income Portfolio                                           1,387,345     1,365,508
Fidelity VIP Overseas Portfolio                                              2,542,308     2,483,600
FT VIP Franklin Large Cap Growth Securities Fund Class 2                       218,089       137,357
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                   723,453       606,972
Goldman Sachs VIT Capital Growth Fund Service Shares                        16,231,666    20,578,369
Goldman Sachs VIT Core Fixed Income Fund Service Shares                      2,006,582     1,955,411
Goldman Sachs VIT Equity Index Fund Service Shares                          19,295,851    22,696,416
Goldman Sachs VIT Government Income Fund Service Shares                      1,425,772     1,454,146
Goldman Sachs VIT Growth Opportunities Fund Service Shares                   3,364,505     2,828,459
Goldman Sachs VIT Mid Cap Value Fund Service Shares                          4,627,828     4,096,142
Goldman Sachs VIT Money Market Fund Service Shares                           2,554,021     2,389,809
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)     3,583,650     3,495,190
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                32,370,571    33,342,054
Janus Aspen Large Cap Growth Portfolio Service Shares                           95,974       263,376
T. Rowe Price International Stock Portfolio                                  3,268,023     3,999,355

(a)  Name changed. See Note 1.

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2007 is as follows:

                                                AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------           ----------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST  ASSETS      RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. GLOBAL HEALTH CARE FUND
   SERIES I SHARES
2007                                        418  1.286856  1.799730      571      N/A       0.65     0.80      10.96       11.13
2006                                        500  1.159750  1.619517      632      N/A       0.65     0.80       4.39        4.55
2005                                        476  1.110960  1.549032      574      N/A       0.65     0.80       7.28        7.44
2004                                        691  1.035541  1.441698      761      N/A       0.65     0.80       6.71        6.87
2003                                        524  0.970432  1.349018      511      N/A       0.65     0.80      26.76       34.90
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
   PORTFOLIO CLASS B
2007                                      2,575  0.980574  1.824129    3,134      N/A       0.65     0.80      12.70       12.88
2006                                      2,910  0.870041  1.616060    3,091      N/A       0.65     0.80      -1.44       -1.29
2005                                      3,702  0.882721  1.637122    3,764      N/A       0.65     0.80      13.92       14.10
2004                                      4,289  0.774828  1.434862    3,612      N/A       0.65     0.80       7.48        7.64
2003                                      5,098  0.720922  1.333003    3,765      N/A       0.65     0.80      22.38       33.30
DELAWARE VIP INTERNATIONAL VALUE EQUITY
   SERIES
2007                                      4,469  3.867822  2.596643   13,152      2.10      0.65     0.80       4.39        4.55
2006                                      4,832  3.705050  2.483607   13,851      2.85      0.65     0.80      22.60       22.78
2005                                      5,170  3.022092  2.022748   12,689      1.54      0.65     0.80      11.97       12.14
2004                                      5,176  2.698950  1.803736   11,862      2.67      0.65     0.80      20.81       21.00
2003                                      5,074  2.233970  1.490730   10,764      2.38      0.65     0.80      42.29       49.07
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO
2007                                      3,118  2.466871  1.614639    5,966      6.00      0.65     0.80      14.58       14.75
2006                                      3,343  2.152963  1.407057    5,740      2.74      0.65     0.80       6.46        6.62
2005                                      3,480  2.022370  1.319702    5,936      2.71      0.65     0.80       3.21        3.37
2004                                      3,574  1.959430  1.276690    6,225      2.72      0.65     0.80       4.63        4.78
2003                                      3,365  1.872806  1.218405    6,201      3.62      0.65     0.80      17.03       21.84
FIDELITY VIP EQUITY-INCOME PORTFOLIO
2007                                     21,390  3.847300  1.979995   51,156      1.74      0.65     0.80       0.72        0.87
2006                                     23,153  3.819868  1.962907   56,096      3.32      0.65     0.80      19.23       19.41
2005                                     24,426  3.203708  1.643798   53,865      1.67      0.65     0.80       5.02        5.18
2004                                     24,912  3.050634  1.562891   57,242      1.59      0.65     0.80      10.64       10.80
2003                                     23,199  2.757327  1.410497   57,973      1.82      0.65     0.80      29.29       41.05
FIDELITY VIP GROWTH PORTFOLIO
2007                                     19,692  3.552550  2.072169   48,033      0.82      0.65     0.80      25.95       26.14
2006                                     21,728  2.820618  1.642756   42,418      0.40      0.65     0.80       5.99        6.16
2005                                     23,200  2.661095  1.547500   45,251      0.51      0.65     0.80       4.95        5.11
2004                                     24,239  2.535532  1.472262   48,112      0.27      0.65     0.80       2.55        2.71
2003                                     23,110  2.472457  1.433475   52,343      0.27      0.65     0.80      31.79       43.35

VEL II ACCOUNT

                                                AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------           ----------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST  ASSETS      RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
FIDELITY VIP HIGH INCOME PORTFOLIO
2007                                      6,576  1.795442  1.561067   10,805      8.07      0.65     0.80       1.96        2.12
2006                                      7,036  1.760860  1.528678   11,381      7.40      0.65     0.80      10.35       10.51
2005                                      7,919  1.595763  1.383239   11,845     14.88      0.65     0.80       1.88        2.03
2004                                      8,481  1.566350  1.355665   12,696      8.36      0.65     0.80       8.72        8.88
2003                                      9,207  1.440764  1.245092   13,127      7.17      0.65     0.80      26.25       24.51
FIDELITY VIP OVERSEAS PORTFOLIO
2007                                      5,335  3.057566  2.766255   15,198      3.31      0.65     0.80      16.37       16.55
2006                                      5,814  2.627386  2.373460   14,237      0.91      0.65     0.80      17.13       17.31
2005                                      7,115  2.243050  2.023208   14,943      0.67      0.65     0.80      18.09       18.27
2004                                      7,845  1.899385  1.710652   14,057      1.19      0.65     0.80      12.73       12.90
2003                                      8,380  1.684956  1.515249   13,889      0.78      0.65     0.80      42.22       51.52
FT VIP FRANKLIN LARGE CAP GROWTH
   SECURITIES FUND CLASS 2
2007                                        926  1.046304  1.694043    1,112      0.74      0.65     0.80       5.38        5.54
2006                                        875  0.992889  1.605131      986      0.76      0.65     0.80      10.01       10.17
2005                                      1,025  0.902555  1.456899    1,016      0.57      0.65     0.80       0.25        0.40
2004                                      1,168  0.900313  1.451085    1,142      0.47      0.65     0.80       7.07        7.23
2003                                        937  0.840866  1.353223      809      0.67      0.65     0.80      25.93       35.32
FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND CLASS 2
2007                                      3,208  1.227810  2.026089    4,650      N/A       0.65     0.80      10.35       10.52
2006                                      3,374  1.112634  1.833260    4,378      N/A       0.65     0.80       7.82        7.99
2005                                      3,147  1.031912  1.697674    3,667      N/A       0.65     0.80       3.95        4.11
2004                                      3,852  0.992705  1.630722    4,162      N/A       0.65     0.80      10.58       10.75
2003                                      4,617  0.897702  1.472435    4,237      N/A       0.65     0.80      36.15       47.24
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   SERVICE SHARES
2007                                     20,023  2.579290  1.817214   42,404      0.07      0.65     0.80       9.13        9.30
2006                                     21,619  2.363484  1.662653   42,595      0.02      0.65     0.80       8.25        8.42
2005                                     22,583  2.183268  1.533552   42,814      0.25      0.65     0.80       6.52        6.69
2004                                     24,119  2.049565  1.437457   44,363      N/A       0.65     0.80       6.58        6.74
2003                                     24,845  1.923005  1.346652   45,877      0.05      0.65     0.80      25.27       34.67
GOLDMAN SACHS VIT CORE FIXED INCOME
   FUND SERVICE SHARES
2007                                      8,534  1.944153  1.173315   12,465      4.57      0.65     0.80       5.96        6.12
2006                                      8,796  1.834802  1.105648   12,159      4.49      0.65     0.80       3.37        3.53
2005                                      9,086  1.774959  1.067970   12,663      4.75      0.65     0.80       1.03        1.18
2004                                      9,285  1.756886  1.055502   13,428      5.28      0.65     0.80       3.15        3.30
2003                                      9,024  1.703308  1.021763   14,247      4.59      0.65     0.80       2.48        2.18

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                                AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------           ----------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST  ASSETS      RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND
   SERVICE SHARES
2007                                     15,160  3.568638  1.863704   38,552      1.71      0.65     0.80       4.48        4.64
2006                                     15,995  3.415645  1.781109   40,501      1.60      0.65     0.80      14.55       14.73
2005                                     17,103  2.981668  1.552463   40,507      1.39      0.65     0.80       3.55        3.70
2004                                     17,764  2.879533  1.497027   43,040      1.58      0.65     0.80       9.44        9.61
2003                                     17,359  2.631124  1.365817   43,079      1.32      0.65     0.80      26.81       36.58
GOLDMAN SACHS VIT GOVERNMENT INCOME
   FUND SERVICE SHARES
2007                                      3,350  1.836665  1.136679    4,878      4.00      0.65     0.80       6.48        6.64
2006                                      3,475  1.724872  1.065876    4,756      4.13      0.65     0.80       3.22        3.38
2005                                      3,345  1.671057  1.031055    4,600      3.52      0.65     0.80       0.74        0.89
2004                                      3,699  1.658801  1.021943    5,237      3.74      0.65     0.80       1.30        1.45
2003                                      4,255  1.637516  1.007308    6,605      3.93      0.65     0.80       0.86        0.73
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
   FUND SERVICE SHARES
2007                                      6,608  4.431717  2.515606   20,494      N/A       0.65     0.80      18.42       18.60
2006                                      7,172  3.742401  2.121123   19,368      N/A       0.65     0.80       4.88        5.04
2005                                      7,510  3.568156  2.019303   22,135      N/A       0.65     0.80      13.76       13.94
2004                                      7,574  3.136443  1.772309   21,254      N/A       0.65     0.80      17.68       17.85
2003                                      7,303  2.665331  1.503828   18,683      N/A       0.65     0.80      38.59       50.38
GOLDMAN SACHS VIT MID CAP VALUE FUND
   SERVICE SHARES
2007                                      8,292  4.668809  2.249324   24,368      0.64      0.65     0.80       2.33        2.49
2006                                      9,025  4.562370  2.194727   26,712      1.23      0.65     0.80      14.48       14.66
2005                                      9,179  3.985235  1.914196   25,553      N/A       0.65     0.80       6.33        6.49
2004                                      9,509  3.748163  1.797614   26,716      0.06      0.65     0.80      18.39       18.57
2003                                      9,052  3.165815  1.516031   26,108      0.12      0.65     0.80      37.32       51.60
GOLDMAN SACHS VIT MONEY MARKET FUND
   SERVICE SHARES
2007                                      6,773  1.571404  1.110848    9,048      4.86      0.65     0.80       4.14        4.30
2006                                      6,722  1.508896  1.065041    8,836      4.56      0.65     0.80       3.83        3.99
2005                                      7,241  1.453190  1.024183    9,525      2.65      0.65     0.80       1.92        2.07
2004                                      8,363  1.425849  1.003404   11,175      0.91      0.65     0.80       0.11        0.26
2003                                      8,578  1.424345  1.000849   12,031      0.79      0.65     0.80      -0.01        0.08
GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND SERVICE
   SHARES (a)
2007                                      8,485  2.498023  2.282838   20,266      1.28      0.65     0.80       6.99        7.16
2006                                      9,355  2.334732  2.130390   20,963      2.49      0.65     0.80      20.53       20.71
2005                                     10,287  1.937128  1.764912   19,379      1.46      0.65     0.80      11.51       11.68
2004                                     11,557  1.737168  1.580349   19,728      1.28      0.65     0.80      13.55       13.72
2003                                     12,664  1.529838  1.389631   19,270      0.82      0.65     0.80      26.75       38.96

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                                AT DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------           ----------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST  ASSETS      RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT STRUCTURED U.S.
   EQUITY FUND SERVICE SHARES
2007                                     11,647  2.803730  1.731534   24,426      0.94      0.65     0.80      -2.50       -2.36
2006                                     12,634  2.875723  1.773316   27,866      1.21      0.65     0.80      11.75       11.92
2005                                     12,400  2.573310  1.584434   25,916      0.78      0.65     0.80       5.18        5.34
2004                                     13,206  2.446592  1.504140   27,552      1.06      0.65     0.80       9.52        9.69
2003                                     13,472  2.233836  1.371261   28,141      0.01      0.65     0.80      26.65       37.13
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
   SERVICE SHARES
2007                                      1,281  1.001957  1.906058    1,553      0.57      0.65     0.80      13.88       14.05
2006                                      1,474  0.879849  1.671236    1,516      0.27      0.65     0.80      10.24       10.41
2005                                      2,512  0.798092  1.513647    2,273      0.13      0.65     0.80       3.18        3.34
2004                                      2,841  0.773502  1.464769    2,394      N/A       0.65     0.80       3.37        3.52
2003                                      3,346  0.748300  1.414901    2,563      N/A       0.65     0.80      30.44       41.49
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
2007                                      4,003  2.119300  2.436339    9,062      1.31      0.65     0.80      12.13       12.30
2006                                      4,893  1.890073  2.169541    9,784      1.18      0.65     0.80      18.14       18.32
2005                                      5,766  1.599854  1.833655    9,541      1.58      0.65     0.80      15.11       15.28
2004                                      6,528  1.389884  1.590601    9,257      1.09      0.65     0.80      12.86       13.03
2003                                      7,078  1.231476  1.407194    8,765      1.31      0.65     0.80      29.48       40.72

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 6 - SUBSEQUENT EVENT

          In the first quarter of 2008, Epoch Securities, Inc. ("Epoch") replaced Security Distributors, Inc. as principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

                            PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

     (A)  BOARD OF DIRECTORS RESOLUTION.

          Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (B)  CUSTODIAN AGREEMENTS.

          Not applicable.

     (C)  UNDERWRITING CONTRACTS.


          (1) Effective January 1, 2007, VeraVest will no longer serve as Underwriter. Underwriting and Administrative Services Agreement (VeraVest Investment, Inc.) between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.


          (2) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (3) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

          (4) Agreements with broker-dealer were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

          (5) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (6) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (7) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.


          (8) Effective January 22, 2008, SDI will no longer serve as Underwriter. Amendment No. 1 dated January 22, 2008 to the Distribution Agreement between the Company and Security Distributors, Inc. dated November 22, 2006 is filed herewith. Distribution Agreement between the Company and Security Distributors, Inc. was previously filed on February 28, 2007 in Post-Effective Amendment No. 23 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (9) Effective January 22, 2008, SDI will no longer service as Underwriter. Form of Service Agreement with broker-dealers was previously filed on February 28, 2007 in Post-Effective Amendment No. 23 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (10) Underwriting and Administrative Service Agreement dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed herewith.

          (11) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the
               "Broker-Dealer" is filed herewith.

          (12) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. is filed herewith.


     (D)  POLICY.

          (1) Policy and initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 19978 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and are incorporated by reference herein.

          (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (4) 403(b) Life Insurance Policy Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

          (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (E)  APPLICATION.

               Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

          (1) Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on

               September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (G)  REINSURANCE CONTRACTS.

          (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed on February 10, 2003in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (7) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (10) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed on

               February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (12) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (13) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (14) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (15) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (16) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (17) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (18) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (20) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (21) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (23) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (24) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.




     (H)  PARTICIPATION AGREEMENTS.

               (1) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 18 of Registration No. 33-57792/811-8130 on Form N-6, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 on Form S-6, and is incorporated by reference herein.

               (2) Amendment dated May 1, 2001 to the Fidelity VIP Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

               (3) Amendment dated October 1, 2001 to the Fidelity VIP II Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

               (4) Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

               (5) Amendment to Schedule A dated October 1, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

               (6) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.


               (7) Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

               (8) Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 is filed herewith. Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.


               (9) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.


               (10) Amended and Restated Participation Agreement dated August 1,
                    2007 by and between

                    Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company is filed herewith. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (11) Amended and Restated Participation Agreement by and among
                    AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 is filed herewith.


     (I)  ADMINISTRATIVE CONTRACTS.

          (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (2)  Directors' Powers of Attorney are filed herewith.

          (3) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.


          (4) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.


          (5) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.


          (6) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Transition Services Agreement dated

               December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein


          (7) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

          (8) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein


     (J)  OTHER MATERIAL CONTRACTS.

               Not  Applicable.

     (K)  LEGAL OPINION.

               Opinion of Counsel is filed herewith.

     (L)  ACTUARIAL OPINION.

               Not Applicable. The Registration Statement does not include illustrations.

     (M)   CALCULATION.

               Not Applicable. The Registration Statement does not include illustrations.

     (N)  OTHER OPINIONS.

               Consent of Independent Registered Public Accounting Firm is filed herewith.

     (O)   OMITTED FINANCIAL STATEMENTS.

               Financial Statements included in Part B
               Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and
               Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

     (P)   INITIAL CAPITAL AGREEMENTS.

               Not Applicable.

     (Q)  REDEEMABILITY EXEMPTION.

               Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY  10004


     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.


                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME                           POSITION WITH COMPANY
-----                          ---------------------
Allan S. Levine*               Chairman of the Board
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen*                 Director
Timothy J. O'Neill*            Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Laura Bryant                   Vice President and Chief Operating Officer
Manda J. D'Agata*              Vice President and Treasurer
Eleanor L. Kitzman             Senior Vice President and Director of Regulatory Affairs
Michael A. Pirrello            Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The following are significant subsidiaries of The Goldman Sachs Group, Inc. and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case The Goldman Sachs Group, Inc. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1-02(w) of Regulation S-X under the Securities Act of 1934.

                                                    -----------------------------
                                                    | THE GOLDMAN, SACHS GROUP, |
                                                    |            INC.           |
                                                    |         (Delaware)        |
                                                    -----------------------------
                                                                 |
                                                                 |
                         -----------------------------------------------------------------------------------
---------------------    |                                               |                                 |
| GOLDMAN, SACHS &  |100%|                                               |100%                             | 100%
|       CO.         | (a)|      ---------------------         -----------------------         ----------------------------
|   (New York)      |----|      | COLUMBIA CAPITAL  |         |    COMMONWEALTH     |         |    GS REHOLDINGS, INC.   |-----
---------------------    |      | LIFE REINSURANCE  | 100%    |   ANNUITY & LIFE    |         |        (Delaware)        |    |
                         |      |      COMPANY      |------|  |INSURANCE COMPANY(b) |         ----------------------------    |
                         |      |  (South Carolina) |      |  |   (Massachusetts)   |                                         |
                         |      ---------------------      |  -----------------------                                         |
                         |               | 100%            |                                  ----------------------------    |
                         |               |                 |                                  |   LONGMORE CREDIT, LLC   |100%|
                         |      -----------------------    |    ---------------------         |        (Delaware)        |-----
                         |      | CHARLESTON CAPITAL  |    |100%| ARROW REINSURANCE |         ----------------------------    |
---------------------    |      | REINSURANCE, L.L.C. |    |----|  COMPANY LIMITED  |                                         |
|   GOLDMAN SACHS   |100%|      |  (South Carolina)   |    |    |     (Bermuda)     |                                         |
| ASSET MANAGEMENT, | (a)|      -----------------------    |    ---------------------         ----------------------------    |
|       L.P.        |----|                                 |                                  |   LONGMORE CAPITAL, LLC   |100%|
|    (Delaware)     |    |                                 |    ---------------------         |        (Delaware)        |-----
---------------------    |                                 |    |   ARROW CAPITAL   |         ----------------------------    |
                         |      -----------------------    |    |REINSURANCE COMPANY|                                         |
                         |      |    PEARL STREET     |100%|100%|      LIMITED      |                                         |
---------------------100%|      |  INSURANCE COMPANY  |----|----|     (Bermuda)     |         ----------------------------    |
|   GOLDMAN SACHS   |(a) |      |      (Vermont)      |    |    ---------------------         |     LONGMORE CREDIT      |100%|
|   INTERNATIONAL   |----|      -----------------------    |                                  |      SERVICES, LLC       |-----
| (United Kingdom)  |                                      |    ------------------------      |        (Delaware)        |
---------------------                                      |    |    GOLDMAN SACHS     |      ----------------------------
                                -----------------------    |100%| RISK SERVICES L.L.C. |
                                |    GOLDMAN SACHS    |100%|----|      (Delaware)      |
                                |  RISK BROKERS, INC. |----|    ------------------------
                                |      (Delaware)     |    |
                                -----------------------    |    ----------------------    ----------------------------
                                                           |100%|  EASTPORT CAPITAL  |100%|    EPF FINANCIAL, LLC(c) |
                                                           |----|        CORP.       |----|        (Delaware)        |
                                -----------------------    |    |     (Delaware)     |    |                          |
                                |    GOLDMAN SACHS    |100%|    ----------------------    ----------------------------
                                | RISK ADVISORS, L.P. |----|
                                |      (Delaware)     |    |    ----------------------
                                -----------------------    |    |   ARROW CORPORATE  |
                                                           | 25%|   MEMBER HOLDINGS  |
                                                           |----|     LLC LIMITED    |
                                                           |    |      (Delaware)    |    ----------------------
                                                           |    ----------------------    |  ARROW CORPORATE   |
                                                           |              | 75%           |   MEMBER LIMITED   |
                                                           -------------------------------|      (England)     |
                                                                                          ----------------------


(a) GS Group holds 100% of the equity interest in these subsidiaries through one or more intermediary holding companies

(b) Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company

(c)  Eastport Financial, L.L.C. was renamed EPF Financial, LLC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Arrow Syndicate 1910        Underwrites World property           England               1        Arrow Corporate            100.00%
                            catastrophe, Lyods mkt                                              Member Limited


NIHON HOTEL INVESTMENT TK   To hold hotels in Japan.             Japan                 3        GOLDMAN SACHS GROUP,        39.47%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                50.13%
                                                                                                INVESTMENTS JAPAN

                                                                                                NIHON HOTEL                 10.40%
                                                                                                INVESTMENT CO.,LTD
                                                                                                                         ---------
                                                                                                                           100.00%

ELQ INVESTORS, LTD          "Holding" company for distressed     England               1        MTGLQ INVESTORS, L.P.      100.00%
                            debt investments

KANSAI REALTY CO., LTD.     Astoria deal;Holding Real Estate.    Japan                 1        MG PARTNERS TK             100.00%

PRIME EQUITY CO.,LTD.       Astoria deal;Subsidiary of MG        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Partners;Real estate business                                       JAPAN COR

Ito Onsen Management Co.    Flagged for New Onsen deal           Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         (Ebina);Management of Ryokan                                        JAPAN COR
                            (Japanese Hotel).

GK Musashino Kaihatsu       Flagged for Tohoku REO deal.Real     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Estate

Kaike Onsen Hotel Mgmt Co   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         Hotel);Flagged for Onsen deal.                                      JAPAN COR

GK Universal Hotel          Purchasing loan;Flagged for Hotel    Japan                 1        AR Holdings GK             100.00%
Management                  Universal Port Deal.

GK Kitanomaru               Purchasing Loans, Holding Real       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            estates and  Securities

RIO NEGRO ASSESSORIA LTDA.  (AMC Brazil) rendering of services   BRAZIL                2        MTGLQ INVESTORS, L.P.      100.00%
                            of collection, staff,
                            restructuring and management of                                     GS FINANCIAL SERVICES        0.00%
                            assets                                                              L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GEN-PAR, INC.        1% general partner of Archon         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Group, L.P.                                                         INC. (THE

Goldman Sachs (France)      1% owner of Goldman Sachs Overseas   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Finance                     Finance, L.P.; formerly owned 2                                     INC. (THE
                            Hong Kong companies which have
                            since been liquidated.
                            Non-regulated holding company.

JADE DRAGON (MAURITIUS)     1) SPV for holding both India and    Mauritius             1        TIGER STRATEGIC            100.00%
LIMITE                      PRC investments. 2) Holding                                         INVESTMENTS LT
                            company for venture capital
                            companies in India and PRC.

Litton Cons & Corp LLC      100 % Subsidiary of GS Bank USA      [-]                   1        GOLDMAN SACHS BANK         100.00%
                            (0247) and .01% owner of Litton                                     (USA) INC
                            Loan Servicing LP.

Litton Mortgage Servicing   100 % Subsidiary of GS Bank USA      Utah                  1        GOLDMAN SACHS BANK         100.00%
LLC                         (0247) and 99.99% owner of Litton                                   (USA) INC
                            Loan Servicing LP.

ARES FINANCE S.R.L.         A securitization vehicle             Italy                 1        GOLDMAN SACHS GROUP,        50.00%
                            established under Italian law that                                  INC. (THE
                            holds sub-performing assets and
                            has issued debt secured by these
                            assets.

KAKEGAWA HOLDINGS TK        A trustor and Master Lessee of       Japan                 2        KAKEGAWA HOLDINGS            5.00%
                            Kakegawa Grand Hotel.                                               CO.,LTD

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

PNW, LLC                    A utilities supplier of energy and   Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            energy-related products.

GOLDMAN SACHS MITSUI        AAA rated company established to     Delaware              2        GSMMDPGP INC.                1.00%
MARINE DR                   provide credit rating enhancement
                            to derivative product trading.                                      GOLDMAN SACHS               49.00%
                            All trades to third parties are                                     HOLDINGS (NETHE)
                            back to back with affiliates.                                                                ---------
                                                                                                                            50.00%

GS PRIME HOLDINGS LLC       Acquired as part of the Linden       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Venture.                                                            INC. (THE

LEAF GREEN TK               Acquiring non performing loans and   Japan                 3        GOLDMAN SACHS GROUP,         5.11%
                            realizing them.                                                     INC. (THE

                                                                                                LEAF GREEN CO, LTD           5.00%

                                                                                                GS Holdings Mauritius       45.51%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                            55.63%

REAL ESTATE CREATION FUND   Acquiring non performing loans and   Japan                 2        REC INVESTMENTS TK          85.00%
TK                          realizing them.( Resona Deal )
                                                                                                REAL ESTATE CREATION         5.00%
                                                                                                FUND CO.,
                                                                                                                         ---------
                                                                                                                            90.00%

GS ASSET BACKED             Acquisition and disposition of       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SECURITIES COR              asset-backed securities                                             INC. (THE

THO B.V.                    Acquisition of an associate share    Netherlands           1        ELQ INVESTORS, LTD         100.00%
                            (45%) in Akfen, Turkish real
                            estate entity.

SSIG SPF ONE LQ, LLC        Actively managed opportunity fund    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            which invests in distressed credit.

GS COMM MORTGAGE CAPITAL,   Acts as a general partner of         Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC.                        Archon Financial L.P.

SLK INDEX SPECIALISTS LLC   Acts as the AMEX specialist in       New York              1        GS EXECUTION AND           100.00%
                            index-based derivative products.                                    CLEARING, L.P
                            Broker Dealer; SEC File No. 8-44563

GS FUND MANAGEMENT S.A.     Administration and management of     Luxembourg            2        GOLDMAN SACHS                1.00%
                            one or several mutual investment                                    HOLDINGS (U.K.)
                            funds or investment companies
                            organised under the laws of                                         GOLDMAN SACHS (UK)          99.00%
                            Luxembourg.  Management company                                     L.L.C.
                            for German Bond Fund.                                                                        ---------
                                                                                                                           100.00%

MORTGAGE ASSET MANAGEMENT   Administrative services related to   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP                        issuance of collateralized                                          INC. (THE
                            mortgage obligations

GS CALIC                    AFLIAC contains the variable         Massachusetts         1        GOLDMAN SACHS GROUP,       100.00%
                            annuity and variable universal                                      INC. (THE
                            life business acquired from
                            Allmerica Financial Corp.AFLIAC
                            contains the variable annuity and
                            variable universal life business
                            acquired from Allmerica Financial
                            Corp.AFLIAC contains the variablea

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MUNI TIC TOC SERIES TRUST   Aggregation of multiple trusts       United States         1        GOLDMAN, SACHS & CO.       100.00%
CONS                        used in connection with the
                            municipal tender option bond
                            program (TIC TOC).

GSTP LLC                    Aircraft ownership and leasing       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REMARK CAPITAL GROUP, LLC   An AMSSG related entity that         Delaware              1        MTGLQ INVESTORS, L.P.       75.00%
                            manages and services portfolios of
                            consumer auto loans.

South Wind TK               An ASSG related entity that holds    Japan                 4        GOLDMAN SACHS GROUP,         8.15%
                            golf courses and related assets in                                  INC. (THE
                            Japan.
                                                                                                GS STRATEGIC                10.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                SOUTH WIND REALTY            5.00%
                                                                                                FINANCE(CAYM

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            58.15%

NIHON ENDEAVOR FUND TK      An ASSG related entity that          Japan                 2        GOLDMAN SACHS GROUP,        55.04%
                            invests in distressed loans                                         INC. (THE

                                                                                                NIHON ENDEAVOR FUND          5.10%
                                                                                                CO., LTD
                                                                                                                         ---------
                                                                                                                            60.14%

LINDEN WOOD IIS TK          An ASSG related entity that          Cayman Islands        2        LINDEN WOOD IIS LTD          5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

LINDEN WOOD TK              An ASSG related entity that          Japan                 2        LINDEN WOOD, LTD             5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

SOLAR WIND TK               An ASSG related entity that          Japan                 2        SOLAR WIND, LTD              5.00%
                            invests in distressed loans.
                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

REC INVESTMENTS TK          An ASSG related entity that          Japan                 2        GS STRATEGIC                69.00%
                            invests in loans.                                                   INVESTMENTS JAPAN

                                                                                                REC INVESTMENTS CO.,         5.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                            74.00%

GAC PERSONAL TK             An ASSG related entity that          Japan                 2        GAC PERSONAL CO. LTD         5.00%
                            purchased residential loans from
                            Chiyoda Life.                                                       GS FINANCIAL SERVICES       95.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

Slow Group Co.,Ltd.         An insurance company for pets.       Japan                 1        JUPITER INVESTMENT          81.79%
                                                                                                CO,. LTD.

EPOCH SECURITIES INC        An investment bank that uses         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            sophisticated technology to                                         INC. (THE
                            connect to individual investors in
                            the United States.

Garden Capital Plaza SRL    An investment hodling entity         Barbados              2        GOLDMAN SACHS GROUP,        19.97%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.97%

MINAMI AOYAMA KAIHATSU      Aoyama-deal・Holding Real      Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO., LT                     Estate.                                                             JAPAN COR

VANTAGE MARKET PLACE LLC    As part of Goldman Sachs'            Delaware              1        VANTAGE MARKETPLACE        100.00%
                            independent research platform,                                      HOLDINGS,
                            Vantage Marketplace LLC's subject
                            matter experts will consult with
                            clients who have contracted the
                            expert's services on specific
                            questions/topics.

GSEM (DEL) HOLDINGS, L.P.   As part of the GSEM L.P.             Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
                            restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM DEL INC                75.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM BERMUDA HOLDINGS,      As part of the GSEM L.P.             Bermuda               2        GOLDMAN SACHS GLOBAL         1.00%
L.P.                        restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM (DEL) HOLDINGS,        99.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS INVESTMENT STRATEGIES,   Asset Management Company             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                                                                                             INC. (THE

GS EURO INV GRP II LTD      Asset owning subsidiary for GS       England               1        GS EURO OPP FUND II LP     100.00%
                            European Opportunities Fund II

KANSAI REALTY TK            ASSG entity engaged in real estate   Japan                 2        MG PARTNERS TK              99.00%
                            activities in Japan.
                                                                                                KANSAI REALTY CO.,           1.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

NJLQ (IRELAND) LTD          ASSG entity to hold the Jinro        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            loan.Established to hold ASSG                                       L.P.
                            positions in Korean assets.

JUPITER INVESTMENT CO,.     ASSG Equity Position                 Japan                 1        MLQ INVESTORS, L.P.        100.00%
LTD.

FJT (HK) LIMITED            ASSG related entity holding a        Hong Kong             2        GOLDMAN SACHS GROUP,        39.47%
                            hotel property in China.                                            INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        60.53%
                                                                                                FIN. HLDG
                                                                                                                         ---------
                                                                                                                           100.00%

Tamatsukuri Onsen Mgt Co.   ASSG/REPIA Onsen deal.Managiment     Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         of Onsen ryokan( Japanese style                                     JAPAN COR
                            Hotel.)

GK TAMATSUKURI ONSEN        ASSG/REPIA Onsen deal.Managiment     Japan                 1        AR Holdings GK             100.00%
KAIHATSU                    of Onsen ryokan( Japanese style
                            Hotel.)

MG PARTNERS CO LTD.         Astoria dealReal estate business     Japan                 1        SOLAR WIND TK              100.00%

BLUE DAISY TK               Blue Daisy is a vehicle to invest    Japan                 1        BLUE DAISY CO.,LTD.         50.00%
                            in recruit through its
                            participation in the secondary
                            shares acquired by Nochu.

G.S. DO BRASIL BANCO        Brazilian bank.                      BRAZIL                2        GOLDMAN SACHS GROUP,        99.90%
MULTIPLO,                                                                                       INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS DO BRASIL CORRETORA      Brazilian broker dealer entity       [-]                   2        G.S. DO BRASIL BANCO        99.99%
                            that will enable GS to trade cash                                   MULTIPLO,
                            equities and listed options
                            directly with the Brazilian                                         GOLDMAN SACHS                0.01%
                            exchange (BOVESPA).                                                 REPRESENTACOES L
                                                                                                                         ---------
                                                                                                                           100.00%

CIN MANAGEMENT LIMITED      British Coal's pension fund          England               1        GOLDMAN SACHS ASSET        100.00%
                            manager (see Other Information)                                     MGMT HOLDI

GS EXECUTION AND            Broker Dealer; SEC File No.          New York              1        SPEAR, LEEDS &             100.00%
CLEARING, L.P               8-00526;  proprietary trading,                                      KELLOGG LLC
                            customer business clearing firm

GOLDMAN, SACHS & CO.        Broker/dealer engaging in            New York              2        THE GOLDMAN, SACHS &         0.20%
                            proprietary & agency transactions                                   CO. L.L.C
                            in fixed income, equity and
                            currency markets; principal                                         GOLDMAN SACHS GROUP,        99.80%
                            provider of the Firm's investment                                   INC. (THE
                            banking services; primary dealer                                                             ---------
                            effective 12/74; member NYSE since                                                             100.00%
                            1/1/27.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS               Broker/dealer which engages in       England               2        GOLDMAN SACHS               99.00%
INTERNATIONAL               proprietary and agency                                              HOLDINGS (U.K.)
                            transactions in the fixed income,
                            equity and currency market,                                         GOLDMAN SACHS GROUP          1.00%
                            provides investment banking                                         HOLDINGS (
                            services in Europe; Rep. office in                                                           ---------
                            Madrid; 4/3/98 Branches opened in                                                              100.00%
                            South Africa, Stockholm and Milan

GOLDMAN SACHS (ASIA)        Broker/dealer with dealing and       Delaware              1        GS Holdings (Hong          100.00%
L.L.C.                      underwriting business.  Registered                                  Kong) Ltd
                            in HK with HK Coy Registry.  Date
                            of registration in HK 22nd July
                            1994.Licensed under the HK
                            Securities and Futures Ordinance
                            for the following regulated
                            activities: Type 1 dealing in secur

GS (INDIA) SECURITIES       Broker/Dealer, merchant banking,     India                 1        GOLDMAN SACHS              100.00%
PVT.LTD.                    provide financial services                                          (MAURITIUS) L.L.

MERCER ALLIED COMPANY L.P.  Broker/Dealer.  Part of Ayco         Delaware              2        GS AYCO HOLDINGS LLC         1.00%
                            acquisition.
                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BRM Holdings LLC            Business Records Management          [-]                   1        GSFS INVESTMENT I CORP      82.00%

GOLDMAN SACHS               Business tranferred to Goldman       England               1        GOLDMAN SACHS              100.00%
INTERNATIONAL FI            Sachs International                                                 HOLDINGS (U.K.)

J. ARON & COMPANY           Business tranferred to J. Aron &     England               2        GOLDMAN SACHS               50.00%
(BULLION)                   Company (U.K.)                                                      HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP         50.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GSTM LLC                    capital management                   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

AMC OF AMERICA LP           Capital restructure.                 Delaware              2        MTGLQ INVESTORS, L.P.       99.00%

                                                                                                AMC OF AMERICA LLC           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Goldman, Sachs Gives gGmbH  Charity                              Germany               1        GSCO BETEILIGUNGS GMBH     100.00%

BEIJING GAO HUA             Chinese entity engaged in            People's              3        BEIJING GAO WANG            33.33%
SECURITIES CL               underwriting and proprietary         Republic of                    VENTURE CCL
                            trading of securities as well as     China
                            providing financial advisory                                        BEIJING DE SHANG            33.33%
                            services.                                                           VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES PTE   Clearing of futures and options      Singapore             1        GOLDMAN SACHS FX           100.00%
LTD                         contracts                                                           (SINGAPORE) P

SunE Solar Fund I LLC       Company founded to support the       Delaware              1        GS SOLAR POWER I, LLC      100.00%
                            installation of solar electric
                            systems.

GS CAP PARTNERS 2000        Consolidating employee fund.         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
EMPLOY FU                                                                                       INC. (THE

Kinbley Realty PTE Ltd.     Consolidation of AEJ Entity. To      Singapore             1        Dhoni Cayman Holding       100.00%
                            acquire 48units which consists of                                   Ltd
                            apartments and townhouses in
                            residential development in
                            Singapore.

FUKUOKA TOSHI KAIHATSU TK   Consolidation of Japan Entity (REO   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            acquisition).  To hold Real Estate.                                 INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                FUKUOKA TOSHI                5.00%
                                                                                                KAIHATSU CO.,LTD
                                                                                                                         ---------
                                                                                                                            49.57%

SHINING PARTNERS TK2        Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                95.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                           100.00%


SHINING PARTNERS TK         Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                75.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                            80.00%

ARCHON GROUP DEUTSCHLAND,   Consultancy on economic and          Germany               1        ARCHON INTERNATIONAL,      100.00%
GMBH                        technical aspects of investment in                                  INC.
                            real estate.  Set up to support
                            Archon's activities in Germany.

YOSHINO HOSPITALITY         Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

REAL ESTATE CREATION        Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
FUND2 CO.                                                                                       JAPAN COR

NAGASAKA KAIHATSU CO.,LTD   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

YOSHINO KAIHATSU CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

STAR GATE REALTY CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REC INVESTMENTS2 CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

PHOENIX OXNARD (DELAWARE)   Created for transaction in           Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC                         JapanCreated for transaction in
                            Japan


DANDELION INVESTMENTS TK    Dandelion has made investments in    Japan                 2        DANDELION INVESTMENTS        5.00%
                            Green mountain to acquire                                           CO.,LTD.
                            non-performing loans from Linden
                            Wood an existing SPC of the ASSG                                    GS FINANCIAL SERVICES       73.00%
                            business.                                                           L.P.
                                                                                                                         ---------
                                                                                                                            78.00%

J. ARON & COMPANY           Dealer in petroleum, metals          New York              2        THE J. ARON                  0.20%
                            (precious and base), grain and                                      CORPORATION
                            coffee/cocoa in the spot and
                            forward markets and foreign                                         J. ARON HOLDINGS, L.P.      99.80%
                            currency options and maintains                                                               ---------
                            seats on various exchanges;                                                                    100.00%
                            Commodities dealer

RTV VENTURES LLC            Delaware entity established to       Delaware              1        GOLDMAN SACHS CREDIT        66.70%
                            service an existing loan portfolio.                                 PARTNERS

PRIME ASSET CO. LTD         Dormant                              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

P T GOLDMAN SACHS           dormant company                      Indonesia             3        GOLDMAN SACHS (ASIA         90.00%
INDONESIA                                                                                       PACIFIC) L

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS

                                                                                                GOLDMAN SACHS                9.90%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

HULL TRADING ASIA, LTD.     Dormant.  Proprietary trading        Hong Kong             1        GS ASIAN VENTURE           100.00%
                            firm.Holds a trading right in the                                   (DELAWARE) LL
                            Hong Kong Futures Exchange.

GOLDMAN SACHS POWER L.L.C.  DULLES HOLDING CORP. was former      Delaware              2        J. ARON HOLDINGS, L.P.      99.00%
                            name. Established to serve as the
                            exclusive advisor to Constellation                                  J. ARON & COMPANY            1.00%
                            Power Source Inc. for power                                                                  ---------
                            trading and risk management.                                                                   100.00%

THE EUROPEAN POWER SRC CO   Dutch Holding Co for Pan-European    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
BV                          power trading business                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ELQ Holdings (UK) Ltd       ELQ Holdings (UK) Ltd holds ELQ II   United Kingdom        1        ELQ Holdings (Del) LLC     100.00%
                            and ELQ III. As part of the
                            firmwide project to reduce the
                            firms effective tax rate, US tax
                            have been reviewing the ESSG
                            structures and have determined
                            that ELQ (func ccy USD) to be sub
                            optimal from a tax perspective and
                            therefore have had sign off from
                            the desk, legal and controllers to
                            incorproate ELQ2 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia and the
                            Baltic states already owned by ELQ
                            may be transfered to ELQ2, and
                            ELQ2 will being to take on all new
                            transactions either as direct
                            balance sheet investments or
                            through subsidiary ownership

ELQ Investors II Ltd        ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

ELQ Investors III Ltd       ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

GOLDMAN SACHS SERVICES      Employer of certain employees        British Virgin        1        GOLDMAN SACHS GLOBAL       100.00%
(B.V.I.                     whose services are lent to GSIL      Islands                        SERVICES
                            and GS(J)C

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        1        GOLDMAN SACHS GROUP,       100.00%
SERVICES                    citizens/green card holders                                         INC. (THE
                            outside US

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        2        GOLDMAN SACHS GLOBAL         1.00%
SERVICES                    citizens/green card holders                                         HOLDINGS
                            outside US
                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Pensions Mgmt      Employer Sponsor Company for         [-]                   1        GOLDMAN SACHS GROUP,       100.00%
Limited                     Defined Benefit Pension Plan                                        INC. (THE

GOLDMAN SACHS EUROPE        Employs consultants to Investment    Isle of Jersey        1        GOLDMAN SACHS              100.00%
LIMITED                     Banking Division; contracts with                                    INTERNATIONAL
                            International Advisers;

EASTPORT CAPITAL            Engage in life settlements business  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORATION                                                                                     INC. (THE

GS DIVERSIFIED HOLDINGS     Engage in potential structured       Delaware              2        GS FINANCIAL SERVICES       99.99%
II LLC                      transaction with Azteca.                                            L.P.

                                                                                                GS DIVERSIFIED               0.01%
                                                                                                FINANCE III LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GSB1 - GS BANK (EUROPE)     Entitiy for Irish Bank               Ireland               1        GS Ireland Holdings        100.00%
PLC                                                                                             Ltd

CHESHIRE HOLDINGS EUROPE    Entity established to facilitate     Isle of Jersey        1        GOLDMAN SACHS GROUP,       100.00%
LIMIT                       structured financing.                                               INC. (THE

LUGE LLC                    Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

GSGF MORTGAGE I, CO         Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GSGF MORTGAGE II, CO        Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I, PARTNERS     Entity established to facilitate     Delaware              2        GOLDMAN SACHS               95.00%
                            structured financing.                                               MORTGAGE COMPANY

                                                                                                GS MORTGAGE I                5.00%
                                                                                                HOLDINGS, LLC
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA INC                 Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

CARRERA2 LLC                Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

COUNTY ASSETS LIMITED       Entity established to facilitate     Cayman Islands        1        COUNTY FUNDING LIMITED     100.00%
                            structured financing.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
COUNTY FUNDING LIMITED      Entity established to facilitate     England               1        COUNTY UK LIMITED          100.00%
                            structured financing.

COUNTY UK LIMITED           Entity established to facilitate     Cayman Islands        1        GS GLOBAL INVESTMENTS      100.00%
                            structured financing.                                               UK, INC.

GS GLOBAL INVESTMENTS UK,   Entity established to facilitate     Delaware              1        GS GLOBAL INVESTMENTS      100.00%
INC.                        structured financing.                                               CO.

GS GLOBAL PARTNERS LLC      Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I HOLDINGS,     Entity established to facilitate     Delaware              1        GOLDMAN SACHS              100.00%
LLC                         structured financing.                                               MORTGAGE COMPANY

GS V-1 HOLDINGS, L.P.       Entity established to facilitate     Bermuda               2        GOLDMAN SACHS GROUP,         1.00%
                            structured financing.                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        99.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL MARKETS INC       Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS Private Bank Ltd.        Entity for Irish Bank                Ireland               2        GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS Pvt Bank Holdings        75.00%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GS Ireland Holdings Ltd     Entity for Irish Bank- GSB6          Ireland               1        GS Private Bank Ltd.       100.00%

GOLDMAN SACHS CANADA        Entity formed during 1996 to         Nova Scotia           2        GOLDMAN SACHS GROUP,         1.00%
CREDIT PA                   participate in the Canadian Senior                                  INC. (THE
                            bank debt business; holds
                            inventory of and trades senior                                      GOLDMAN SACHS CREDIT        99.00%
                            bank debt.                                                          PARTNERS
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET EQUITY       Entity invests in William Street     Delaware              1        GOLDMAN SACHS CAPITAL      100.00%
                            Funding Corporation in exchange                                     MARKETS,
                            for equity and mezzanine
                            securities.Entity invests in
                            William Street Funding Corporation
                            in exchange for equity and
                            mezzanine securities.

SAVOY ASSOCIATES, LLC       Entity is a condominium developer    Delaware              1        REP SVY HOLDINGS           100.00%
                            that is engaged in the business of                                  REALTY, LLC
                            selling its developed properties.

GS LEASING LIMITED          Entity is a partnerships set up to   Cayman Islands        2        GS LEASING NO. 1            90.00%
PARTNESHIP                  enter into a finance lease with                                     LIMITED
                            Tesco Plc. It will acquire assets
                            from Tesco and then lease them                                      GS Leasing No. 3            10.00%
                            back in the form of the finance                                     Limited
                            lease. As such the fixed assets do                                                           ---------
                            not go on the GS balance sheet.                                                                100.00%
                            Instead there is a lease
                            receivable.

GS Capital Funding UK I     Entity is part of the European       England               1        GS DIVERSIFIED             100.00%
Ltd.                        Hedging Strategy deal.                                              INVESTMENTS LTD

GS LEASING NO. 2 LIMITED    Entity is set up to purchase the     Cayman Islands        1        GS DIVERSIFIED             100.00%
                            limited partnership interest from                                   FUNDING LLC
                            GS Leasing Investments once the
                            structure and subsequent sale of
                            the lease rentals to a third party
                            is complete.

REP SVY HOLDINGS REALTY,    Entity is the holding company that   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         owns Savoy (0113).                                                  INC. (THE

GS Leasing KCSR II          Entity maintains leveraged leases    United States         1        GSFS INVESTMENT I CORP     100.00%
                            for 60 locomotives on lease to
                            Kansas City Southern Railways.
                            Transactions closed in 2007.

Arrow Corporate Member      Entity owns participation in a       England               1        ARROW CORP MEMBER          100.00%
Limited                     syndicate at Lloyds that writes                                     HOLDINGS LLC
                            property catastrophe insurance.

GS UNIT TRUST               Entity purely acts as an             Cayman Islands        1        GS LEASING NO. 1           100.00%
ADMINISTRATION L            administrator for GS Leasing                                        LIMITED
                            Investments. The entity will
                            purely have a tiny amount of
                            capital and cash.

GS FINANCIAL SERVICES II    Entity set up as part of an AMSSG    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structured transaction.  To act as                                  INC. (THE
                            a parent company to AFCO 4 and the
                            Amagansett chain of companies.

GS LEASING HOLDINGS         Entity set up to act as trustee      Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
LIMITED                     for GS Leasing Investments. The                                     HOLDINGS (
                            entity will purely have a tiny
                            amount of capital and cash.

GS LEASING NO. 1 LIMITED    Entity set up to be the general      Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            partner (controlling interest) in
                            GS Leasing Limited Partnership.
                            It will invest in the partnership
                            in return for its share of the
                            leasing income.

WILLIAM STREET COMMITMENT   Entity set up to extend unfunded     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            loan commitments to                                                 INC. (THE
                            investment-grade customers of GS
                            Group

Sana Acquisitions Ltd       Entity set up to hold portfolio of   England               1        GS EURO OPP FUND II LP     100.00%
                            non-performing German loans

Frangipani TK               Entity set up to refinance the       Japan                 1        Blue Square TK             100.00%
                            loan to Takara-Gumi.

Blue Square TK              Entity set up to refinance the       Japan                 2        GOLDMAN SACHS JAPAN          1.00%
                            loan to Takara-Gumi.                                                CO., LTD.

                                                                                                NEPHRITE EQUITY             99.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

GS Site 25 Retail LLC       Entity to house Embassy Suite        Delaware              1        GS Site 25 Retail          100.00%
                            Retail Acquisition                                                  Holding LLC

GS Site 25 Retail Holding   Entity to house holding company      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         for the Embassy Suite Retail                                        INC. (THE
                            Acquisition

GS SITE 25 HOTEL, LLC       Entity to house the entity for the   Delaware              1        GS SITE 25 HOTEL           100.00%
                            Embassy Suite Hotel Acquisition                                     HOLDING, LLC

GS SITE 25 HOTEL HOLDING,   Entity to house the holding          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         company for Embassy Suite Hotel                                     INC. (THE
                            Acquisition

GS LINDEN POWER HOLDINGS    Entity was acquired as part of the   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         Linden venture.                                                     INC. (THE

GS UNIT TRUST INVESTMENTS   Entity will invest as a minority     Cayman Islands        1        GS LEASING NO. 1           100.00%
LIMI                        unit holder in GS Leasing                                           LIMITED
                            Investments. It will be
                            capitalized by an existing GS
                            entity.

AKTEAS S.R.L                ESSG Italian Real Estate trading     Italy                 1        ELQ INVESTORS, LTD         100.00%
                            entity and controlled and managed
                            by Archon Italy

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
POSEIDON ACQUISITIONS  LTD  ESSG Portfolio SPV for Kreta II      England               1        GS EURO OPP FUND II LP     100.00%
                            NPL portfolio in the Opportunities
                            Fund II

SOUTH WALES INVESTMENTS     ESSG related entity established to   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
TPL LT                      hold an investment in a power
                            company.

THE GS TRUST COMPANY OF     Established as a limited purpose     Delaware              1        THE GOLDMAN SACHS          100.00%
DELAWA                      trust company.                                                      TRUST COMPAN

GS A320 LLC                 Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

GS RJX LEASING LLC          Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

SCADBURY UK LIMITED         Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

GS FUNDING EUROPE LIMITED   Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          II
                            transaction.

SCADBURY ASSETS             Established as part of an SSG        England               2        SCADBURY UK LIMITED         99.00%
                            Structured Investing Group
                            transaction.                                                        SCADBURY FUNDING             1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

AMAGANSETT II ASSETS        Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

SCADBURY FUNDING LIMITED    Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

AMAGANSETT FUNDING LIMITED  Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

AMAGANSETT ASSETS           Established as part of an SSG        England               2        GS FUNDING EUROPE           99.00%
                            Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                AMAGANSETT FUNDING           1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

SCADBURY II ASSETS          Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

ELBE FUNDING LIMITED        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          (CAYMAN) HOLDING
                            transaction.

RHYS TRUST                  Established as part of an SSG        United States         2        GS FINANCIAL SERVICES       95.00%
                            Structured Investing Group                                          L.P.
                            transaction.
                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SAPIEN LIMITED              Established as part of an SSG        United States         1        RHYS TRUST                 100.00%
                            Structured Investing Group
                            transaction.

SARGASSO LIMITED            Established as part of an SSG        United States         1        SAPIEN LIMITED             100.00%
                            Structured Investing Group
                            transaction.

SHIRE II ASSETS             Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE FUNDING LIMITED       Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE ASSETS                Established as part of an SSG        England               2        SHIRE FUNDING LIMITED        1.00%
                            Structured Investing Group
                            transaction.                                                        SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SHIRE UK LIMITED            Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

AMAGANSETT FINANCING        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

LAFFITTE PARTICIPATION 10   Established as part of an SSG        France                1        CHILTERN TRUST             100.00%
                            Structured Investing Group
                            transaction.

LAFFITTE PARTICIPATION 12   Established as part of an SSG        France                1        LAFFITTE                   100.00%
                            Structured Investing Group                                          PARTICIPATION 10
                            transaction.

GS CAPITAL OPPORTUNITIES    Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Structured Investing Group                                          L.P.
                            transaction.

GS FINANCING                Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
OPPORTUNITIES LLC           Structured Investing Group                                          OPPORTUNITIES LLC
                            transaction.

GS 767 LEASING LLC          Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

KILLINGHOLME GENERATION     Established as part of an SSG        England               4        KILLINGHOLME HOLDINGS        0.00%
LIMITE                      Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                Scadbury II Assets          50.32%

                                                                                                SCADBURY UK LIMITED         13.37%

                                                                                                Shire Funding Limited       36.31%
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME HOLDINGS       Established as part of an SSG        England               1        KILLINGHOLME POWER         100.00%
LIMITED                     Structured Investing Group                                          GROUP LTD
                            transaction.

GSGF INVESTMENTS INC.       Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

FORRES LLC                  Established as part of an SSG        Delaware              1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          HOLDINGS (U.K.)
                            transaction.

LIQUIDITY ASSETS LIMITED    Established as part of an SSG        Cayman Islands        1        GS LEASING NO. 2           100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

GS GLOBAL INVESTMENTS III   Established as part of an SSG        Delaware              1        GS GLOBAL INVESTMENTS      100.00%
                            Structured Investing Group                                          CO.
                            transaction.

GS Raft River I Holdings,   Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
LLC                         Structured Investing Group
                            transaction.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Raft River Energy I, LLC    Established as part of an SSG        United States         1        GS Raft River I            100.00%
                            Structured Investing Group                                          Holdings, LLC
                            transaction.

GS CAPITAL INVESTMENTS      Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Structured Investing Group                                          L.P.
                            transaction.

GS CAPITAL INVESTMENTS II   Established as part of an SSG        England               1        GS CAPITAL                 100.00%
LIMI                        Structured Investing Group                                          INVESTMENTS LIMITED
                            transaction.

CAPITAL INVESTMENTS         Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
(U.S.) III                  Structured Investing Group                                          INVESTMENTS II LIMI
                            transaction.

GSFS INVESTMENT I CORP      Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

ENERGY CENTER HOLDINGS LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

GS737 CLASSICS LEASING LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

FLURET LIMITED              Established as part of an SSG        Isle of Jersey        1        FLURET TRUST               100.00%
                            Structured Investing Group
                            transaction.

ROTHMILL INVESTMENT         Established as part of an SSG        Cayman Islands        1        GS DIVERSIFIED             100.00%
COMPANY                     Structured Investing Group                                          INVESTMENTS LTD
                            transaction.

501-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

201-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

ACP PARTNERSHIP SERVICES    Established as part of an SSG        Cayman Islands        1        WYNDHAM INVESTMENTS        100.00%
                            Structured Investing Group                                          II LTD
                            transaction.

SHIRE UK LIMITED            Established as part of an SSG        United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

PMF-2 LTD                   Established for the purpose of       England               1        GS EURO OPP FUND BV        100.00%
                            acquiring a 95% participation in a
                            portfolio of non-performing
                            Portuguese mortgages from PMF-1,
                            Ltd.

CHILTERN TRUST              Established in connection with a     Isle of Jersey        2        GS FINANCIAL SERVICES       95.00%
                            third party funding transaction.                                    L.P.

                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-1, LTD                  Established to acquire a portfolio   England               1        CDV-1 HOLDING               91.62%
                            of non-performing loans in the                                      COMPANY, LP
                            Czech Republic from Ceska
                            konsolidacni agentura.

GSCO BETEILIGUNGS GMBH      Established to buy preferred         Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            shares in NetJets, a Swiss based                                    OHG
                            company.

FLURET TRUST                Established to facilitate            Delaware              2        GS FINANCIAL SERVICES       95.00%
                            structured financing.                                               L.P.

                                                                                                GS FUNDING                   5.00%
                                                                                                OPPORTUNITIES II
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING CORP.          Established to hold firm's           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            investments in SMFG convertible                                     INC. (THE
                            preferreds - As of 11-25-05, the
                            SMFG Pref's were held by GS Group,

GS MULTI-CURR EURO          Established to hold USD, GDP and     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
PERFORMANCE                 Euro notes from the GS European                                     INC. (THE
                            Performance Fund Limited and issue
                            single currency Euro notes to the                                   GOLDMAN SACHS GROUP              0
                            Investor.                                                           HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

MLQ-MLL, LLC                Established to originate and         Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            purchase Mezzanine loans on real
                            estate investments.

FEDERAL BOULEVARD, LLC      Established to purchase a data       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center.                                                             INC. (THE

GS EUROPEAN INVESTMENT      Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP B                     originate publicly and privately
                            issued fixed income securities.

GS EURO MEZZANINE INVEST    Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP                       originate publicly and privately
                            issued fixed income securities.

COLUMBIA CAPITAL LIFE       Established to pursue various        South Carolina        1        GOLDMAN SACHS GROUP,       100.00%
REINSURA                    opportunities in the reinsurance                                    INC. (THE
                            business.

SIGNUM LIMITED              Established to report all            England               1        GOLDMAN SACHS GROUP        100.00%
                            consolidated Signum variable                                        HOLDINGS (
                            interest entities under FIN-46R.
                            It is not a legal entity but set
                            up for SPV consolidation process
                            only.

GS EQUITY MARKETS, L.P.     Established to segregate trading     Bermuda               2        GSEM DEL LLC                99.00%
(BERMU                      of UK structured equity products;
                            non-regulated Bermuda based                                         GSEM BERMUDA                 1.00%
                            subsidiary which trades structured                                  HOLDINGS, L.P.
                            equity products;Holds hedges to                                                              ---------
                            derivative transactions executed                                                               100.00%
                            by Goldman outside of the US.
                            GSEM trades only with other G

GS Logistics Holdings       Firm direct investment hodling       Mauritius             1        GS Direct, L.L.C.          100.00%
Limited                     company

11 Broadway, LLP            Firm direct investment holding       [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                            company.                                                            INC. (THE

GS Treasure S.a.r.l         Firm direct investment holding       Luxembourg            1        GS Direct, L.L.C.          100.00%
                            company.

GS Phereclus Holdings Ltd   Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS Direct GD Limited        Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS MPIM I, L.L.C.           Firm direct investment.GS MPIM I,    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

GS MPIM II, L.L.C           Firm direct investment.GS MPIM II,   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS REA Holdings, L.L.C.     Firm direct investment.GS REA        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, L.L.C.                                                    INC. (THE

GK Keisen Kaihatsu          Flagged for Fujiya DealHolding       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            real estate and  trust beneficialy
                            intrest.

GK HAKATA HOTEL HOLDING     Flagged for Hotel centraza.Holding   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Hotel.                                                              JAPAN COR

GK Asuka                    Flagged for Hunet Deal.              Japan                 1        AR Holdings GK             100.00%

MINATOMARU HOTEL HOLDINGS   Flagged for JAL Hotel                Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.L                                                                                            JAPAN COR

GK Kazahana                 Flagged for Joy Park Deal            Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

KINMIRAI CREATE CO., LTD.   Flagged for Jusco deal.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

KAKEGAWA HOLDINGS  CO.,LTD  Flagged for Kagegawa deal.           Japan                 1        LINDEN WOOD, LTD           100.00%

KAWASAKI HOLDINGS CO.LTD.   Flagged for Kawasaki Hotel           Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Deal/Owns hotel assets                                              JAPAN COR

GK Kashiwabara Toshi        Flagged for Kobe developmemt         Japan                 1        GOLDMAN SACHS REALTY       100.00%
Kaihatsu                    deal.Purchasing Loans.                                              JAPAN COR

MERCHANT SUPPORT CO., LTD.  Flagged for Merchant JV              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (Factoring service)                                                 JAPAN COR

MERCHANT CAPITAL CO. LTD.   Flagged for Merchant JV (factoring   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            service)                                                            JAPAN COR

GK Shiohama Kaihatsu        Flagged for Michinoku Sendai Deal    Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            (beneficiary rights)

GREEN MOUNTAIN ONE          Flagged for MIZUHO JV Deal.          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

NIHON HOTEL INVESTMENT      Flagged for multiple hotel           Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD                     acquisition deal

GK Ito Onsen Kaihatsu       Flagged for New Onsen Deal           Japan                 1        AR Holdings GK             100.00%
                            (Ebina).Management of Ryokan
                            (Japanese Hotel).

GK Impact Holding           Flagged for Nihon Birudo Deal.       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

RAICHO CO., LTD.            Flagged for Omotesando deal.         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

HANAMIZUKI KAIHATSU CO.     Flagged for Onsen Fund JVP Equity    Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Investment /or Total Return                                         JAPAN COR
                            SwapHolding Kondo Sangyo Shares.

WAKAKUSA KAIHATSU CO.,LTD.  Flagged for Oomotesando Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

Senri Chuo GK               Flagged for Osaka Senri              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            deal.Flagged for Osaka Senri deal.                                  JAPAN COR

GK Kaihin                   Flagged for Paco Hakodate            Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal/Real Estate

GS PIA Holdings GK          Flagged for PIA deals                Japan                 2        PIA Holdings Cayman          0.71%
                                                                                                Tokyo Bran

                                                                                                MLQ INVESTORS, L.P.         99.29%
                                                                                                                         ---------
                                                                                                                           100.00%

GK SAKURAZAKA CAPITAL       Flagged for Principal Finance Deals  Japan                 2        AR Holdings GK               1.00%

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GK Frangipani               Flagged for Project Manhattan.       Japan                 1        C.H. White Flower          100.00%

GK Gekko                    Flagged for Project Taurus.          Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

EXCELLENT EQUITY CO.,LTD.   Flagged for REO Deal.                Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

GK Luigi                    Flagged for Shibuya development      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal

GK TAIYO KAIHATSU           Flagged for Shibuya Udagawa REO      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal

GK Sayama                   Flagged for Shinjjuku retail REO     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal.

GK KANAGAWA HOLDING         Flagged for Shinjuku Unika Deal.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

TG FUND CO.,LTD             Flagged for SMAP2 (JV, Tokyu         Japan                 1        AMETHYST REALTY TK         100.00%
                            Livable)

NEPHRITE EQUITY CO.,LTD.    Flagged for SMAP2 dealTK investor    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            of Amethyst Realty Co., Ltd.                                        JAPAN COR

Taurus Investment LPS       Flagged for Taurus deal.             Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TG Fund II Co.,Ltd          Flagged for TG Fund Deal (SMAP 2)    Japan                 1        AMETHYST REALTY TK         100.00%

GK Takahama Kaihatsu        Flagged for Tiffany deal.Holding     Japan                 2        GOLDMAN SACHS REALTY         0.00%
                            real estate trust beneficialy                                       JAPAN COR
                            intrest.
                                                                                                MLQ INVESTORS, L.P.              1
                                                                                                                         ---------
                                                                                                                           100.00%

CITRINE INVESTMENT          Flagged for Universal Hotel Deal.    Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD.

MAIN STREET MORTGAGE        Florida subsidiary acquired to       Delaware              1        GOLDMAN SACHS GROUP,        99.00%
COMPANY,                    service mortgage portfolios                                         INC. (THE
                            (primarily those held by Goldman
                            Sachs Mortgage Company)

GS LS LEASING LLC           For PFG leasing business             Delaware              1        GSFS INVESTMENT I CORP     100.00%

AMC OF AMERICA LLC          For the purpose of engaging          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (directly or through subsidiary or
                            affiliated companies or both) in
                            any business or activities that
                            may lawfully be angaged in by a
                            limited liability company formed
                            under the Delaware Act.

GS MACRO INVESTMENTS 2006   Formed to facilitate a SALG          US                    1        GOLDMAN SACHS GROUP,       100.00%
LLC                         trading program                                                     INC. (THE

GOLDMAN SACHS (INDIA)       Formed to hold Representative        Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Office in India                                                     INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (CHINA)       Formed to set up Representative      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Offices in Beijing and Shanghai,                                    INC. (THE
                            engaging in liaison activities.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (ASIA) FIN.   Former holding company for Goldman   Delaware              2        GOLDMAN, SACHS & CO.        99.00%
HLDG                        Sachs (Asia) Finance.

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME POWER LIMITED  Former operating entity for the      England               1        KILLINGHOLME               100.00%
                            Killingholme Power station.                                         GENERATION LIMITE

GOLDMAN SACHS CANADA        Formerly a 1% general partner of     Alberta               1        GOLDMAN SACHS GROUP,       100.00%
FINANCE I                   Goldman Sachs Canada Finance,                                       INC. (THE
                            L.P.  Now a 1% shareholder of
                            Goldman Sachs Canada Finance Co.
                            entity will be dissolved in the
                            near future.

REP PRS II WTE, L.L.C.      Fountains at Delray Beach            [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN, SACHS & CO. OHG    Frankfurt based subsidiary which     Germany               2        GOLDMAN, SACHS & CO.         1.00%
                            provides investment banking                                         FINANZ GM
                            services; German bank; documents
                            must be signed by authorized                                        GOLDMAN SACHS               99.00%
                            persons in Frankfurt; CONSULT WITH                                  (CAYMAN) HOLDING
                            ANDREAS KOERNLEIN FOR PROPER                                                                 ---------
                            SIGNING AUTHORITY.   Approved                                                                  100.00%
                            Person.

ROTHESAY LIFE LIMITED       FSA-regulated Insurance Company      England               1        Rothesay Life              100.00%
                                                                                                (Cayman) Limited

GS Admin Services           Fund Administration                  Nova Scotia           1        GS Admin                   100.00%
(Canada)Co                                                                                      Serv(Canada)Hold LP

Cornwall Investments        Futures & options trading in         Cayman Islands        1        GOLDMAN SACHS (ASIA)       100.00%
Limited                     Korea.  Holds a Foreign Investor                                    FIN. HLDG
                            status in Korea (FINI).Maples &
                            Calder is the agent in Cayman
                            Islands.

PATTERSON CAPITAL           Futures introducing broker.          Illinois              1        GOLDMAN SACHS GROUP,       100.00%
MARKETS, LTD                                                                                    INC. (THE

CDV-1 HOLDING COMPANY       General partner for CDV-1 Holding    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR,                    Company, L.P.

GS Admin Serv(Canada)Hold   general partner for Goldman Sachs    Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Administration Services (Canada)                                    L.P.
                            Holdings LP

GSEM DEL INC                General partner for GS Equity        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Market, L.P. (Bermuda).                                             INC. (THE

GOLDMAN SACHS REAL ESTATE   General Partner in Goldman Sachs     New York              1        GOLDMAN SACHS GROUP,       100.00%
FUND                        Mortgage Company                                                    INC. (THE

GOLDMAN SACHS CAPITAL       General Partner of Goldman Sachs     Delaware              1        GS FINANCIAL SERVICES      100.00%
MARKETS,                    Capital Markets, L.P.                                               L.P.

GSMMDPGP INC.               General partner of Goldman Sachs     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Mitsui Marine Derivative Products,                                  INC. (THE
                            L.P.

GOLDMAN, SACHS MGT GP GMBH  General Partner of GS Capital        Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            Partners 2000 GmbH & Co.                                            OHG
                            Beteiligungs KG

GS Risk Advisors, Inc.      General Partner of GS Risk           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Advisors, L.P.                                                      INC. (THE

THE J. ARON CORPORATION     General partner of J. Aron &         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company and J. Aron Holdings L.P.                                   INC. (THE

J. ARON HOLDINGS, L.P.      General partner of J. Aron &         Delaware              2        THE J. ARON                  0.20%
                            Company.                                                            CORPORATION

                                                                                                GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

Liberty Harbor I GP,LLC     General Partner of Liberty Harbor    Delaware              1        GSCS Holdings II, LLC      100.00%
                            Master Fund

MLQ L.L.C                   General partner of MLQ Investors,    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            L.P.                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          General Partner of Strategic         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS, I                 Mortgage Holdings, L. P.                                            INC. (THE

CER Holdings GP             general partner to CER Holdings LP   Cayman Islands        1        GOLDMAN SACHS GLOBAL       100.00%
                                                                                                HOLDINGS

GS Investment Partners GP   General Partner to make nominal      [-]                   1        GS INVESTMENT              100.00%
                            investment in GSIP entities                                         STRATEGIES, LLC

REP SAN REAL ESTATE, L.P.   General partners for REP SAN Real    Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            Estate, LP.                                                         INC. (THE

                                                                                                REP SAN GEN PAR, LLC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

SARATOGA SPRINGS LLC        General partners for the Ayco        Delaware              1        GS AYCO HOLDINGS LLC       100.00%
                            Company LP.

DELMORA BANK GMBH           German Bank holding a portfolio of   Germany               1        ARCHON INTERNATIONAL,      100.00%
                            german non-performing loans and a                                   INC.
                            restricted banking licence

GS STRATEGIC HOLDINGS       Global Business Licence CATEGORY     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
LIMITED                     1. Holding Company for certain PRC
                            investments for ASSG.

GOLDMAN SACHS H&HC          GNMA issuer/servicer and a           New York              2        GOLDMAN SACHS GROUP,        99.00%
FUNDING COM                 non-supervised mortgagee under FHA                                  INC. (THE
                            regulationss to originate, process
                            and service FHA insured mortgages                                   GOLDMAN SACHS H&HC           1.00%
                                                                                                CAPITAL COR
                                                                                                                         ---------
                                                                                                                           100.00%

GSBR Fundo Inv em           GOLDMAN SACHS DO BRASIL BANCO        [-]                   1        G.S. DO BRASIL BANCO       100.00%
Direitos Cr                 MULTIPLO S/A will own 100% of BRFD                                  MULTIPLO,

GS HEDGE FUND STRATEGIES    Goldman Sachs Hedge Fund             Delaware              2        GOLDMAN SACHS GROUP,        99.00%
LLC                         Strategies LLC (formerly Goldman                                    INC. (THE
                            Sachs Princeton LLC) is registered
                            as a Commodity Pool Operator                                        GOLDMAN SACHS ASSET          1.00%
                            (???CPO???) and a Commodity                                         MANAGEMENT
                            Trading Advisor (???CTA???) with                                                             ---------
                            the Commodity Futures Trading                                                                  100.00%
                            Commission (???CFTC???) and is a
                            member of

GSI Fundo Investimento      GOLDMAN SACHS INTERNATIONAL will     [-]                   1        GOLDMAN SACHS              100.00%
                            own 100% of IFIF                                                    INTERNATIONAL

GSCO Fundo Inv em           GOLDMAN, SACHS & CO. will own 100%   [-]                   1        GOLDMAN, SACHS & CO.       100.00%
Direitos Cr                 of (COFD)

BLOSSOM HOLDING III BV      GS European Opportunities Fund BV    Netherlands           1        GS EURO OPP FUND BV        100.00%
                            subsidary for Ihr Platz Investment

GS PENSION MANAGEMENT       GSAM-related vehicle formed to       Cayman Islands        2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     serve as the general partner of                                     INC. (THE
                            Progressive Pension Management LP;
                            also general partner of                                             GOLDMAN SACHS                1.00%
                            Progressive Pension Management II,                                  (CAYMAN) HOLDING
                            LP; Nenpuku is the indirect                                                                  ---------
                            limited partner of both entities                                                               100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS Killingholme Cayman      GSKC III is a new entity that will   Cayman Islands        2        GS KILLINGHOLME              0.01%
Inv III                     be party to cross currency basis                                    CAYMAN INVESME
                            swaps as part of a larger
                            structured deal by the Structured                                   GS Killinghme Caymn         99.99%
                            Investing desk in ESSG.  As per                                     Inv II Ltd
                            the derivative booking policy, any                                                           ---------
                            entity that enters into derivates                                                              100.00%
                            must be set up in books and
                            records. This entity will be
                            formed on the 5th of February.

GSPS INVESTMENTS            GSPS London investment company       England               1        GSPS STRATEGIES CORP       100.00%

GSPS Lotus Limited          GSPS Lotus is set up to hold India   Mauritius             1        GSPS Asia Limited          100.00%
                            principal finance investments.  It
                            is 100% owned by GSPS Asia Limited
                            (0385)

HYOGO WIDE SERVICE CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

MIDORI DATA CO. LTD.        Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%

WAKABA HOKEN DAIKO CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

SLK-HULL DERIVATIVES        History:  1985 Hull Trading          Delaware              1        THE HULL GROUP LLC         100.00%
L.L.C.                      Company, an ILL general
                            partnership is formed; 1995 Hull
                            Trading Company is converted to an
                            ILL LLC; 1998 A decision is made
                            to create a holding company
                            structure;  Broker/Dealer;SEC File
                            No. 8-51552.  The SHD BDW was
                            filed on3

MLQ INVESTORS, L.P.         Hold certain mortgage properties     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            for liquidation.                                                    INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          Hold debt and equity interests in    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
HOLDINGS, L                 a Canadian mortgage broker business                                 INC. (THE

                                                                                                STRATEGIC MORTGAGE           1.00%
                                                                                                HOLDINGS, I
                                                                                                                         ---------
                                                                                                                           100.00%

CMLQ INVESTORS COMPANY      Hold mortgages.  To invest in and    Nova Scotia           2        MLQ L.L.C                    1.00%
                            hold performing Canadian loans.
                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

REP PEB REALTY, LLC         Hold real estate investment          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%

GOLDMAN SACHS (SINGAPORE)   Holder of a Capital Markets          Singapore             1        GOLDMAN SACHS FX           100.00%
PTE.                        Services Licence to advise on                                       (SINGAPORE) P
                            corporate finance, deal in
                            securities, leveraged foreign
                            exchange trading and fund
                            management.

REP DER GEN-PAR, LLC        Holder or REP DER real estate        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            Limited Partnership.

NASU URBANE PROPERTIES      Holding a Japanese Inn               Japan                 1        JLQ LLC                    100.00%
CO., LT                     (Ouan)・Holding Real Estate.

SINGEL COOL TWO             Holding and Finance.  Maison         Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).  To                                     L.P.
                            act as general partner of Gestion
                            d'Actifs Haussmann SCA.

Elevatech Limited           Holding ASSG investments             Hong Kong             1        MLT INVESTMENTS LTD.       100.00%

GS CHINA VENTURE            Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
I(MAURITIUS)                Investment Limited                                                  (MAURITIUS) LIMITE

GS CHINA VENTURE II         Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
(MAURITIUS                  Investment Limited                                                  (MAURITIUS) LIMITE

WEALTH EARNERS LIMITED      Holding company                      British Virgin        1        GS STRATEGIC               100.00%
                                                                 Islands                        INVESTMENTS (ASIA

GSIP Holdco A LLC           holding company                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GSIP Holdco B LLC           holding company                      Delaware              1        GSIP Holdco A LLC          100.00%

GS Holdings Mauritius       holding company                      Mauritius             2        GOLDMAN SACHS (ASIA)        99.00%
Limited                                                                                         FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS MIDDLE EAST (CAYMAN)     Holding Company                      Cayman Islands        1        GSEM (DEL) HOLDINGS,       100.00%
LTD                                                                                             L.P.

GS BANK USA HOLDINGS LLC    Holding Company (Single Member LL)   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            to hold GS Group Investment in GS                                   INC. (THE
                            Bank USA

DAC HOLDING I, L.L.C        Holding company for 6 other          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            special purpose partnerships
                            involved inleveraged lease
                            transactions

GS RBD HOLDINGS I CORP      Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS RBD HOLDINGS II CORP     Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS Holdings (Hong Kong)     Holding company for AEJ entities     Hong Kong             1        GS Asia Corporate          100.00%
Ltd                                                                                             Holdings LP

GSAM India Holdings         Holding company for an asset         Mauritius             1        GOLDMAN SACHS ASSET        100.00%
Limited                     management company in India                                         MANAGEMENT

ARCHON INTERNATIONAL, INC.  Holding company for Archon Italy     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            and Archon Germany                                                  L.P.

GS ASIAN VENTURE            Holding company for ASSG entities    Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
(DELAWARE) LL                                                                                   HOLDINGS

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

TIGER STRATEGIC             Holding company for ASSG entities    Mauritius             1        GS ASIAN VENTURE           100.00%
INVESTMENTS LT                                                                                  (DELAWARE) LL

PANDA INVESTMENTS LTD.      Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

MLT INVESTMENTS LTD.        Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

GOLDMAN SACHS (UK) L.L.C.   Holding company for CIN Managemenet  Delaware              2        GOLDMAN SACHS (UK)          99.00%
III                                                                                             L.L.C.

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    Holding company for CIN Management   England               1        GOLDMAN SACHS (UK)         100.00%
HOLDI                       which is now inactive                                               L.L.C. III

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
W2005/W2007 Amelia Asset    Holding company for equity           Netherlands           1        ELQ INVESTORS, LTD          50.00%
4 BV                        investment in Goldreef, a South
                            African casino operator.

BEST INVESTMENT             Holding company for Express          Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE) LLC              Securitization Specialty L.L.C.                                     L.P.
                            and Express II Securitization
                            Specialty L.L.C.Holding company
                            for Express Securitization
                            Specialty L.L.C. and Express II
                            Securitization Specialty L.L.C.

GS Admin Serv(Canada)Hold   holding company for Goldman Sachs    Delaware              3        GS Admin                     1.00%
LP                          Administration Services (Canada)                                    Serv(Canada)Hold LLC
                            Co.
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM DEL LLC                Holding company for GS Equity        Delaware              1        GSEM BERMUDA               100.00%
                            Market, L.P. (Bermuda).                                             HOLDINGS, L.P.

GS GLOBAL FUNDING II CO.    Holding company for GS Global        Delaware              2        GOLDMAN SACHS CANADA        23.08%
                            Funding III, Co.Holding company                                     INC.
                            for GS Global Funding III, Co.
                                                                                                GS FINANCIAL SERVICES       76.92%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING III, CO.  Holding company for GS Global        Delaware              1        GS GLOBAL FUNDING II       100.00%
                            Funding IV, LLC                                                     CO.

GSIP Holdco Cayman LTD      Holding Company for GSIP Offshore    [-]                   1        GSEM (DEL) HOLDINGS,       100.00%
                            Fund                                                                L.P.

GS GLOBAL FUNDING           Holding company for Hechshire        Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
(CAYMAN) LLC                Limited.                                                            L.P.

GS HULL HOLDING, INC.       Holding company for Hull             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS INDIA HOLDINGS           Holding company for investments      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(DELAWARE) L                into India.                                                         INC. (THE

GS INDIA HOLDINGS L.P.      Holding company for investments      Delaware              3        GOLDMAN SACHS GROUP,        74.99%
                            into India.                                                         INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS INDIA HOLDINGS            0.01%
                                                                                                (DELAWARE) L
                                                                                                                         ---------
                                                                                                                           100.00%

GS Pvt Bank Holdings LLC    holding company for Irish bank       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structure                                                           INC. (THE

ELQ Holdings (Del) LLC      Holding company for new ESSG         Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                            investing entitiesHolding company                                   INC. (THE
                            for new ESSG investing entities
                                                                                                MLQ L.L.C                   25.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS POWER HOLDINGS LLC       Holding company for power            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            generation assets obtained in the                                   INC. (THE
                            firm's acquisition of Cogentrix
                            Energy, Inc. and National Energy &
                            Gas Transmission, Inc.

GOLDMAN SACHS (ASIA         Holding company for PT Goldman       Delaware              2        GOLDMAN SACHS GLOBAL         1.00%
PACIFIC) L                  Sachs Indonesia.  Entity in joint                                   HOLDINGS
                            operating agreement with
                            Indonesian firm.  Generates                                         GOLDMAN SACHS               99.00%
                            investment banking fee income.                                      (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

SYNFUEL SOLUTIONS           Holding company for Synfuel          Delaware              2        GOLDMAN SACHS GROUP,        99.99%
HOLDINGS LLC                Holdings LLC.                                                       INC. (THE

                                                                                                GS FINANCIAL SERVICES        0.01%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

WESTERN POWER INVESTMENTS   Holding company for Teesside Power   England               1        ELQ INVESTORS, LTD         100.00%
LTD                         Limited

J.ARON (CHINA) HOLDINGS     Holding company for the WFOE set     Delaware              1        GOLDMAN SACHS GLOBAL       100.00%
L.L.C                       up for the commodities business.                                    HOLDINGS

MERCAY CORPORATION          Holding Company for two entitis      Delaware              1        AYCO SERVICES AGENCY,      100.00%
                            that was established to provide                                     L.P.
                            insurance services in particular
                            states.

GS FINANCIAL SERVICES L.P.  Holding company for various          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            entites owned wholly or partially                                   INC. (THE
                            by GS that may incur material
                            amounts of foreign income tax;
                            most entities previously owned by
                            GS Capital Markets, L.P.;

GSCS Holdings II, LLC       Holding Company of  GS Capital       Delaware              1        GSCS Holdings I, LLC       100.00%
                            Strategies LLC

GOLDMAN SACHS (JAPAN) LTD.  Holding company of Goldman Sachs     British Virgin        1        GOLDMAN SACHS GROUP,       100.00%
                            Japan Co., Ltd.                      Islands                        INC. (THE

GS Asia Corporate           Holding company of GS (HK)           Delaware              7        GOLDMAN, SACHS & CO.         1.83%
Holdings LP                 Holdings Ltd which holds major AEJ
                            entities.                                                           GOLDMAN SACHS GROUP,        14.26%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        13.78%
                                                                                                FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         0.93%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSCS Holdings I, LLC        Holding Company of GSCS Holdings     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            II, LLC which in turn holds GS                                      INC. (THE
                            Capital Strategies LLC

GS COMM ASSET HOL           holding company of non-us            Cayman Islands        1        GS ASIAN VENTURE           100.00%
(CAYMAN)LTD.                investments                                                         (DELAWARE) LL

KILLINGHOLME POWER GROUP    Holding company of the               England               1        GOLDMAN SACHS GROUP        100.00%
LTD                         Killingholme group of companies                                     HOLDINGS (
                            purchased by ESSG.  The group
                            formerly held the Killingholme
                            Power Station before its
                            restructure.

GOLDMAN SACHS GROUP         Holding company.                     England               1        GOLDMAN SACHS (UK)         100.00%
HOLDINGS (                                                                                      L.L.C.

SINGEL COOL ONE             Holding Company.  Maison             Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).                                         L.P.
                            Limited partner of Gestion
                            d'Actifs Haussmann, SCA.

MEP GS Investor (CayCo)     Holding Entity                       Cayman Islands        1        MLQ L.L.C                  100.00%
Ltd

CER HOLDINGS LP             holding entity for CER Investments   Cayman Islands        2        GSEM (DEL) HOLDINGS,        99.00%
                            1 and all further special purpose                                   L.P.
                            vehicles which are incorporated
                            for the business purpose of                                         CER Holdings GP              1.00%
                            holding CERs                                                                                 ---------
                                                                                                                           100.00%

GSPS (DEL) LP               holding entity for GSPS Bermuda      Delaware              2        GSPS STRATEGIES CORP        75.00%
                            Corporation
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

MARS EQUITY CO., LTD.       Holding equity in SEC.               Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

AR Holdings GK              Holding equity interst.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

C.H. White Flower           Holding GK Frangipani                Japan                 1        AR Holdings GK             100.00%

TORIIZAKA KAIHATSU TK       Holding Hotel assets in Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.59%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK TORIIZAKA KAIHATSU        5.00%
                                                                                                                         ---------
                                                                                                                            47.09%

GK TORIIZAKA KAIHATSU       Holding Hotel Assets in Japan.       Japan                 2        GOLDMAN SACHS REALTY         0.83%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.17%
                                                                                                                         ---------
                                                                                                                           100.00%

ASHITABA CREATION CO. LTD.  Holding laon securely Shinjuku       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            building morgage.                                                   JAPAN COR

PALMWOOD CO., LTD           Holding loans transferred from       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            PIAJ, and assets purchased from                                     JAPAN COR
                            Hyogin Factor.

GS EURO OPP FUND II LP      Holding Partnership for the          England               1        ELQ INVESTORS, LTD          75.00%
                            European Opportunities Fund II

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ENDEAVOR PRIVATE FUND       Holding RE Trust beneficicary        Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.LTD                      Interest.

UMEDA KAIHATSU TMK          Holding real estate.                 Japan                 1        MLQ INVESTORS, L.P.        100.00%

GK Blue Square              Holding shares in Fakedelic          Japan                 1        JUPITER INVESTMENT         100.00%
                            Holdings Co., LTd.                                                  CO,. LTD.

PIA Holdings Cayman Tokyo   Holding Shares.                      Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
Bran

GK CRYSTAL INVESTMENT       Holding SPL.                         Japan                 2        GOLDMAN SACHS REALTY         1.00%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING UK LTD    Holds a Far East structured          England               1        GOLDMAN SACHS              100.00%
                            finance deal.                                                       INTERNATIONAL

CITRINE INVESTMENT TK       Holds a hotel in Osaka, Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.98%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                CITRINE INVESTMENT           5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            48.08%

Rainbow Capital SRL         Holds a residential building in      People's              2        GOLDMAN SACHS GROUP,        39.47%
                            Shanghai, China.                     Republic of                    INC. (THE
                                                                 China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

RUBY REALTY TK              Holds commercial buildings in        Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Tokyo, Japan.                                                       INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                RUBY REALTY CO.,LTD.         5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

MINATOMARU HOTEL HOLDINGS   Holds hotels in Narita, Naha and     Japan                 3        GOLDMAN SACHS GROUP,        18.98%
TK                          Chitose, Japan.                                                     INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                MINATOMARU HOTEL             5.00%
                                                                                                HOLDINGS CO.L
                                                                                                                         ---------
                                                                                                                            48.08%

GOLDMAN SACHS GLOBAL        Holds minority interests in          Delaware              2        THE GOLDMAN, SACHS &         1.00%
HOLDINGS                    various subsidiaries                                                CO. L.L.C

                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GS MUNICIPAL PRODUCTS       Holds sponsor certificates issued    Delaware              2        GOLDMAN, SACHS & CO.         1.00%
L.L.C.                      in tender option programs.
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

JAPAN HOTEL `&` RESORT K K  Hotel REIT AM company (Regulated)    Japan                 1        MLQ INVESTORS, L.P.        100.00%

GOLDMAN                     In accordance with law no. 1.194     Monaco                1        GOLDMAN SACHS GROUP        100.00%
SACHS(MONACO)S.A.M.         of 9 July 1997 and Sovereign                                        HOLDINGS (
                            Ordinance no. 13.184 of 16
                            September 1997, as modified, the
                            Minister of State has authorised
                            the company to carry out the
                            following activities:  transfer of
                            orders on the financial markets of
                            s

GS DIVERSIFIED FINANCE      In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
III LLC                     transaction.                                                        L.P.

GS DIVERSIFIED FINANCE V    In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         transaction.                                                        L.P.

GS MACRO INVESTMENTS I LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS III    In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS MACRO INVESTMENTS IV     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS Macro Investments V LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS II     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.In connection with the                                  LLC
                            MEIV transaction.

DEMAC FINANCIAL SERVICES    Incorporated to provide debt         The Czech             1        MTGLQ INVESTORS, L.P.       91.62%
S.R.O                       servicing and administrative         Republic
                            services for CDV-1, Ltd.'s loan
                            assets.

AYCO SERVICES AGENCY, L.P.  Insurance Agency                     Delaware              2        GS AYCO HOLDINGS LLC         1.00%

                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Life (Cayman)      Insurance holding company for UK     Cayman Islands        1        Rothesay Life, L.P.        100.00%
Limited                     insurance business

PEARL STREET INSURANCE      Insures specific hazards and         Vermont               1        GOLDMAN SACHS GROUP,       100.00%
COMPANY                     operational risks of the firm.                                      INC. (THE

GOLDMAN SACHS CAPITAL       Interest-rate swaps dealer;          Delaware              2        GS FINANCIAL SERVICES       99.00%
MARKETS,                    non-regulated entity which trades                                   L.P.
                            various fixed income derivative
                            products with customers and                                         GOLDMAN SACHS CAPITAL        1.00%
                            affiliates;                                                         MARKETS,
                                                                                                                         ---------
                                                                                                                           100.00%

BAEKDU INVESTMENTS LIMITED  Intermediate holding company of      Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            ASSG for investments with REPIA.                                    L.P.

GOLDMAN SACHS CANADA INC.   International investment bank and    Ontario               1        GOLDMAN SACHS GROUP,       100.00%
                            Canadian broker/dealer                                              INC. (THE
                            specializing in fixed income
                            products; regulated Broker/Dealer;
                            all officers of the company must
                            be registered as such with the
                            regulator.

SLK GLOBAL MARKETS LTD.     Introduces foreign customer trades   England               1        GS EXECUTION AND           100.00%
                            to Spear, Leeds & Kellogg, LP on a                                  CLEARING, L.P
                            fully-disclosed basis.

EXPRESS SECURITIZATN        Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPECIALTY                                                                                       (DELAWARE) LLC

EXPRESS II SECURITIZATION   Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPEC                                                                                            (DELAWARE) LLC

GS STRATEGIC INVESTMENTS    Invest in TK arrangements in Japan   Delaware              1        GS FINANCIAL SERVICES      100.00%
JAPAN                                                                                           L.P.

GS Capital Partners Aurum   Investement in white electronic      Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Hold                        goods company in China, economics                                   INC. (THE
                            will be swapped to GS Capital
                            partners VI Funds

ENDEAVOR PRIVATE FUND TK    Investing in real estate. Change     Japan                 3        GOLDMAN SACHS GROUP,        12.14%
                            from EQPU to Consolidated due to                                    INC. (THE
                            purchase TK interest from 3rd party
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                ENDEAVOR PRIVATE FUND        5.00%
                                                                                                CO.LTD
                                                                                                                         ---------
                                                                                                                            42.14%

GS Inv Strategies Canada    Investment Advisory for Liberty      Canada                1        GOLDMAN SACHS GROUP,       100.00%
Inc                         Harbour funds                                                       INC. (THE

GOLDMAN SACHS JAPAN CO.,    Investment bank and securities       Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
LTD.                        business.                                                           LTD.

GOLDMAN SACHS               Investment banking activities;       Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHERLANDS) B.            fixed income trader.  Executes,                                     INC. (THE
                            clears and carries all types of
                            futures transactions on the MATIF
                            for affiliated entities.

GS PARIS                    Investment banking activities;       France                2        GOLDMAN, SACHS & CO.        99.00%
                            fixed income trader.  Executes,
                            clears and carries all types of                                     GOLDMAN SACHS GLOBAL         1.00%
                            futures transactions on the MATIF                                   HOLDINGS
                            for affiliated entities.                                                                     ---------
                                                                                                                           100.00%

DUNVEGAN INVESTMENTS, LTD   Investment company (dormant).        Cayman Islands        1        GOLDMAN SACHS              100.00%
                                                                                                HOLDINGS (U.K.)

PERCIER FINANCE SAS         Investment company.                  France                1        ELQ INVESTORS, LTD          90.00%

GS DIRECT MEZZANINE 2006,   Investment fund                      Delaware              1        GOLDMAN SACHS GROUP,        90.40%
L.P.                                                                                            INC. (THE

GS MEZZANINE PARTNERS 2006  Investment Fund                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GLOBAL TECHNOLOGIES         Investment Holding                   British Virgin        1        MLT INVESTMENTS LTD.       100.00%
INTERNATIO                                                       Islands

Goldman Sachs (HK) Co.      Investment holding                   Hong Kong             1        GS Holdings (Hong          100.00%
Ltd.                                                                                            Kong) Ltd

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Goldman Sachs (HK) Funding  Investment holding - subscribing     Hong Kong             2        Goldman Sachs (HK)           5.00%
                            for a bond to invest in US                                          Co. Ltd.
                            treasuries
                                                                                                GS Killingholme             95.00%
                                                                                                Cayman Inv III
                                                                                                                         ---------
                                                                                                                           100.00%

EXCHANGE REALTY SRL         Investment holding company formed    Barbados              2        GOLDMAN SACHS GROUP,        39.47%
                            for the purpose of investing in                                     INC. (THE
                            real estate in China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

Oxley Investments B.V.      Investment holding for ASSG          [-]                   1        GS ASIAN VENTURE           100.00%
                            Indonesian investments.  It is                                      (DELAWARE) LL
                            100% owned by GS Asian Venture
                            (Delaware) L.L.C. (0191).

GS RE Investments           Investment holding for real estate   Cayman Islands        1        GS ASIAN VENTURE           100.00%
Holdings Ltd                investments.                                                        (DELAWARE) LL

GS Direct Pharma Limited    investment in pharmaceutical         Mauritius             1        GS Direct, L.L.C.          100.00%
                            company in China

WWD Topaz Investment        Investment in Vatika Group, a        Mauritius             1        WWD Investment             100.00%
Limited                     Gurgaon (India) based real estate                                   Holdings Ltd
                            developer

LFG Holdings L.L.C.         Investment is a market data base     Delaware              1        GSUIG, LLC                 100.00%
                            and marketing consulting firm
                            based in Miami

GS ASSET MANAGEMENT CO.,    Investment management of             Japan                 2        GOLDMAN SACHS GROUP,         1.00%
LTD                         securities investment trusts;                                       INC. (THE
                            discretionary and
                            non-discretionary investment                                        GOLDMAN SACHS ASSET         99.00%
                            advisory business since 4/1/02.                                     MANAGEMENT
                            Established in connection with                                                               ---------
                            obtaining a mutual fund license in                                                             100.00%
                            Japan.Limited license to engage in
                            offering of offshor

GS Capital Partners Auto    Investment vehicle for Fuyao Auto    Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Glass                       Glass.                                                              INC. (THE

GSCP VI Employee Fund LP    Investment vehicle for gS            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            employees investing in GS Cap                                       INC. (THE
                            Partners VI

GS HONY HOLDINGS I LTD      Investment vehicle for Hony          Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Capital III Investment vehicle for                                  (DELAWARE) LL
                            Hony Capital III

GS HONY HOLDINGS II LTD     Investment vehicle for the firm's    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            interest in Hony Capital fund III                                   (DELAWARE) LL
                            LP

GSUIG, LLC                  investment vehicle for UIG           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

BEIJING DE SHANG VENTURE    Investor in Beijing Gao Hua          People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

GS GLOBAL FUNDING IV, LLC   Investor in preferred securities.    Delaware              1        GS GLOBAL FUNDING          100.00%
                                                                                                III, CO.

GS GLOBAL INVESTMENTS CO.   Investor in preferred securities.    Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

MTGLQ INVESTORS, L.P.       Investor in various real estate      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            transactions                                                        INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BEIJING GAO WANG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

BEIJING HOU FENG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

RIO TOCURUI CLA S.DE        Invests in non-performing loan       Brazil                1        MTGLQ INVESTORS, L.P.      100.00%
CREDITOS                    portfolios in Brazil.

R&G CO., LTD                Invests in non-performing loans.     Japan                 2        GOLDMAN SACHS REALTY        98.33%
                                                                                                JAPAN COR

                                                                                                JLQ LLC                      1.67%
                                                                                                                         ---------
                                                                                                                           100.00%

MG PARTNERS TK              Invests in real estate.              Japan                 2        MG PARTNERS CO LTD.          5.00%

                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

GS KILLINGHOLME CAYMAN      Is a part of the structured          Cayman Islands        1        KILLINGHOLME POWER         100.00%
INVESME                     investing trade and will enter                                      LIMITED
                            into Swaps.

GOLDMAN SACHS CANADA        Issues commercial paper in Canada    Nova Scotia           2        GOLDMAN SACHS GROUP,        99.00%
FINANCE C                   and lends the proceeds to                                           INC. (THE
                            regulated and unregulated GS
                            affiliates in Canada.                                               GOLDMAN SACHS CANADA         1.00%
                                                                                                FINANCE I
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING OPPORTUNITIES    Issuing shares and effecting         Delaware              1        GS FINANCIAL SERVICES      100.00%
II                          transfers, making distributions,                                    L.P.
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding II transaction document.

GS FUNDING OPPORTUNITY      Issuing shares and effecting         Delaware              1        GS FUNDING                 100.00%
                            transfers, making distributions,                                    OPPORTUNITIES II
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding transaction document.

GREEN MOUNTAIN ONE TK       It has been set up jointly with      Japan                 2        GREEN MOUNTAIN ONE           5.00%
                            Dandelion Investmenst YK                                            CO.,LTD.
                            ("Dandelion") and Mizuho Security,
                            a third party, to acquire                                           DANDELION INVESTMENTS       55.00%
                            nonperforming loans from                                            TK
                            LindenWood, an existing SPC of the                                                           ---------
                            ASSG business.                                                                                  60.00%

PMF-1 (BES III)             It is not a true legal entity. PMF   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
                            1 (2403) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2398
                            has been set up to facilitate this.

PMF-2 (BES III), LTD        It is not a true legal entity. PMF   United Kingdom        1        GS EURO OPP FUND BV        100.00%
                            2 (2404) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2399
                            has been set up to facilitate this.

GS Direct, L.L.C.           It is wholly owned by GS Group,      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Inc. and this entity will be used                                   INC. (THE
                            to make investments.

BRENTA REAL ESTATE SRL      Italian Co., to purchase , sell      Italy                 1        ELQ INVESTORS, LTD         100.00%
                            exchange , build and manage
                            properties

J-Aron Fundo Investimento   J. ARON & COMPANY will own 100% of   [-]                   1        J. ARON & COMPANY          100.00%
                            JFIF

GSJC MASTER LESSEE LLC      Jersey City Property                 Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
M B ACQUISITIONS BV         Joint venture company for the Mont   Netherlands           1        ELQ INVESTORS, LTD          50.00%
                            Blanc non-performing loan portfolio

MADISON/SPEC SITUATIONS     Joint venture partner to purchase    Delaware              1        SSIG                       100.00%
VALUE                       small bankrupcy trade clients.

Just Options LLC            Just Options is a joint venture      Delaware              1        GS EXECUTION AND           100.00%
                            between Peak 6 and GSEC where we                                    CLEARING, L.P
                            are currently taking a majority
                            share in the company's net losses.
                            Accounting Policy is mandating
                            that we treat this as a
                            consolidating VIE until the
                            situation changes.

EXCELLENT EQUITY TK         Kamata kosan ( Residential);         Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Excellent to purchase 2 retail                                      INC. (THE
                            store buildings , 1 hotel plus
                            parking area ( land), 1 residential                                 GS STRATEGIC                25.00%
                            and 5 lands                                                         INVESTMENTS JAPAN

                                                                                                EXCELLENT EQUITY             5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            49.57%

GSAM KOREA LIMITED          Korea asset management business      Korea                 1        GOLDMAN SACHS ASSET        100.00%
                                                                                                MANAGEMENT

Beeston Investments         Korea futures & options trading.     Cayman Islands        1        GOLDMAN SACHS (ASIA        100.00%
Limited                     Holds a Foreign Investor status in                                  PACIFIC) L
                            Korea (FINI).Maples & Calder is
                            the Cayman Islands agent.

Blue Lotus Limited          Korea Principal Finance business     Ireland               1        GS ASIAN VENTURE           100.00%
                            for the Asia GSPS desk                                              (DELAWARE) LL

GSJC LAND LLC               Land owner for construction          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            project in Jersey City.                                             INC. (THE

GSJC 50 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

GSJC 30 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

MLK DRIVE URBAN RENEWAL     Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
LLC                         construction project in Jersey                                      INC. (THE
                            City.

GOLDMAN SACHS               Licensed bank in the U.K. performs   England               1        GOLDMAN SACHS GROUP        100.00%
INTERNATIONAL BA            foreign currency option and swap                                    HOLDINGS (
                            trading and is a deposit-taking
                            institution

Goldman Sachs               Licensed bank in the U.K. performs   United Kingdom        1        GOLDMAN SACHS              100.00%
International Ba            foreign currency option and swap                                    INTERNATIONAL BA
                            trading and is a deposit-taking
                            institution

ARROW REINSURANCE           Licensed insurance company to act    Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
                            as a "transformer" between                                          INC. (THE
                            traditional insurance and
                            reinsurance markets and the
                            capital markets.  Holds casualty
                            bond positions.

ARROW CORP MEMBER           Licensed insurance entity that       Delaware              2        GOLDMAN SACHS GROUP,        75.00%
HOLDINGS LLC                facilitates the life settlements                                    INC. (THE
                            agency business,including the
                            premium finance business.                                           GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS RISK          Licensed re-Insurance intermediary   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
ADVISORS, L                 in NY that can act as re-insurance                                  INC. (THE
                            broker; licensed re-insurance
                            broker in CT.                                                       GS Risk Advisors, Inc.       1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

LONGMORE CAPITAL, LLC       life settlement companylife          Delaware              1        GS RE Holdings Inc.        100.00%
                            settlement company

MEP GS INVESTOR L.P.        Limited Partner in an Investment     United Kingdom        2        GOLDMAN SACHS GLOBAL         1.00%
                            Fund                                                                HOLDINGS

                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Litton Loan Servicing LP    Litton Loan Servicing LP, a          [-]                   2        Litton Mortgage             99.99%
                            Delaware limited partnership, is                                    Servicing LLC
                            approved to service mortgage
                            loans.  The entity is licensed to                                   Litton Cons & Corp LLC       0.01%
                            conduct business in variuous                                                                 ---------
                            states and subject to regulation                                                               100.00%
                            and examination by various
                            agencies and certain states.

GS CREDIT PARTNERS          Loan trading; Money lender           Japan                 1        GOLDMAN SACHS REALTY       100.00%
(JAPAN), LT                 license; License No: Tokyo                                          JAPAN COR
                            (3)No.22615

GS SPEC. LENDING CLO-I LTD  loans to middle market companies     Cayman Islands        1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDING I

J. ARON & COMPANY (U.K.)    London based dealer in base metal,   England               2        GOLDMAN SACHS               99.00%
                            petroleum, oil and coffee/cocoa in                                  HOLDINGS (U.K.)
                            the spot and forward markets;
                            commodities dealer in London                                        GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    London-based provider of asset       England               2        GOLDMAN SACHS               99.00%
INT'L                       management and investment advisory                                  HOLDINGS (U.K.)
                            services, covering European and
                            other international asset classes.                                  GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

Arrow Capital Risk          Maintains Insurance Broker's         Bermuda               1        GOLDMAN SACHS RISK         100.00%
Services Li                 license in Bermuda, effective                                       ADVISORS, L
                            3/27/98; reinsurance intermediary
                            that can act as reinsurance broker.

TEIBOW HOLDINGS, CO., LTD.  Making and selling Stationery        Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TK Universal Hotel          Management company related to        Japan                 3        GOLDMAN SACHS GROUP,        18.98%
Management                  Citrine deal                                                        INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Universal Hotel           5.00%
                                                                                                Management
                                                                                                                         ---------
                                                                                                                            48.08%

ARCHON HOSPITALITY CO, LTD  Management of Hotels                 Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

OMACHI ONSEN KAIHATSU CO,   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Hotel).Management of                                                JAPAN COR
                            Ryokan.(Japannese Hotel).

THE GOLDMAN, SACHS & CO.    Managing General partner of          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C                       Goldman, Sachs & Co.                                                INC. (THE

GOLDMAN, SACHS & CO.        Managing general partner of          Germany               1        GOLDMAN SACHS GROUP,       100.00%
FINANZ GM                   Goldman, Sachs & Co. oHG, a German                                  INC. (THE
                            general partnership; non regulated

Taurus Leasing Co. Ltd      Master lessee of KK Taurus Realty    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS ACA,LLC                  Member in Agricultural Company of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            America Holdings LLC, a joint                                       INC. (THE
                            venture with Duquesne Partners to
                            invest in agricultural (farm)
                            real estate

RIO PARANA CLA SECUR DE     Merged survivor of Rio Potiguar      BRAZIL                2        MTGLQ INVESTORS, L.P.       99.99%
CREDIT                      Companhia Securitizadora de
                            Creditos Financeiros and this                                       GS FINANCIAL SERVICES        0.01%
                            entity.                                                             L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS MEXICO        Mexican Broker-Dealer; Group Inc.    Mexico                2        GOLDMAN SACHS GROUP,        99.99%
CASA DE B                   owns 43,995,599 shares; Global                                      INC. (THE
                            Holdings owns 4,400 shares; as of
                            10/30/01 no longer Approved                                         GOLDMAN SACHS GLOBAL         0.01%
                            Person and will not actively                                        HOLDINGS
                            engage in the securities or                                                                  ---------
                            advisory business                                                                              100.00%

DANDELION INVESTMENTS       Mizuho JV (TK contributor to         Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                    Green Mountain One)                                                 JAPAN COR

GOLDMAN SACHS CREDIT        nation and syndication of            Bermuda               2        GSCP (DEL) INC.             99.90%
PARTNERS                    commercial loans as well the
                            secondary trading of such                                           GSCP (DEL) LLC.              0.10%
                            loans.Inventory and trade lesser                                                             ---------
                            developed country debt and senior                                                              100.00%
                            bank debt; to invest in
                            assignments and participations in
                            certain bank debt, debt of other
                            lenders and anyo

Bridgewater ODC, LLC        New entity to house a new US data    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center property                                                     INC. (THE

GOLDMAN, SACHS & CO.        Nominee Company for Rhein-Donau      Germany               1        GOLDMAN, SACHS & CO.       100.00%
VERWALTUNGS G               Capital Partners Fund and GS                                        OHG
                            Capital Partners II and III
                            (Germany) C.L.P.

CL INVESTMENTS LIMITED      Non-regulated Cayman Island based    Cayman                1        GOLDMAN SACHS GROUP,       100.00%
                            entity established to invest in      Islands                        INC. (THE
                            an unaffiliated entity which
                            holds a consumer loan portfolio;
                            contribute equity to a trust
                            which will hold ITT receivables

EURO-SPLITTER B.V.          Non-regulated Dutch entity           Netherlands           1        J. ARON & COMPANY          100.00%
                            established to invest in a           Antilles
                            condensate splitter.

GOLDMAN SACHS FX            Non-regulated entity which is a      Singapore             1        GS Holdings (Hong Kong)    100.00%
(SINGAPORE) P               holding company and deals in                                        Ltd
                            foreign exchange and derivative
                            contracts

J. ARON & COMPANY           Non-regulated entity which trades    Singapore             1        GOLDMAN SACHS FX           100.00%
(SINGAPORE)                 in physical oil and oil-related                                     (SINGAPORE) P
                            derivative contracts

GOLDMAN SACHS SERVICES      Non-regulated entity; employer of    British               1        GOLDMAN, SACHS & CO.       100.00%
LIMITED                     certain London office personnel      Virgin
                                                                 Islands

GOLDMAN, SACHS & CO.        Non-regulated Frankfurt based        Germany               1        GOLDMAN SACHS GROUP,       100.00%
WERTPAPIE                   entity which issues warrants and                                    INC. (THE
                            purchases offsetting OTC options
                            in the fixed income, eqity,
                            commodity and currency markets.

GOLDMAN SACHS (CAYMAN)      Non-regulated holding company and    Cayman                2        GOLDMAN SACHS GROUP,        97.00%
HOLDING                     General Partner of Goldman Sachs     Islands                        INC. (THE
                            & Co. OHG; parent of The Goldman
                            Sachs (Cayman) Trust Limited                                        GOLDMAN SACHS GLOBAL         3.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (UK) L.L.C.   Non-regulated holding company for    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Goldman Sachs Overseas Limited;                                     INC. (THE
                            established to achieve tax
                            efficiencies within UK group;

GOLDMAN SACHS OVERSEAS      Non-regulated Paris based entity     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
FINANCE                     formed to issue a $1.5 billion                                      INC. (THE
                            French France Note; finance
                            Company;                                                            Goldman Sachs (France)       1.00%
                                                                                                Finance
                                                                                                                         ---------
                                                                                                                           100.00%

FLEET TRADE & TRANSPORT     Non-regulated petroleum shipping     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(USA)                       entity;                                                             INC. (THE

GOLDMAN SACHS HOLDINGS      Non-regulated tax efficient          England               1        GOLDMAN SACHS GROUP        100.00%
(U.K.)                      holding company for U.K.                                            HOLDINGS (
                            pass-through entities

GOLDMAN SACHS PROPERTY      Non-regulated UK based entity        England               1        GOLDMAN SACHS GROUP,       100.00%
MGMT LI                     which holds the leasehold                                           INC. (THE
                            improvements for Peterborough
                            Court and incurs all expenses for
                            operating the building; branch in
                            Paris;

GS GLOBAL COMMODITIES       Oil and Gas commodity operating      Nova Scotia           1        GS GLOB                    100.00%
(CANADA)C                   entity                                                              COMMODITIES(CAN)HOLDIN

FLEET TRADE & TRANSPORT     Oil shipping and transporting;       England               1        GOLDMAN SACHS GROUP        100.00%
LIMITE                      non-regulated London based                                          HOLDINGS (
                            petroleum shipping entity;

GS HEADQUARTERS LLC         Operating entity for Site 26         Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE

                                                                                                SITE 26 HOLDINGS INC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

YELLOW ACQUISITION LTD      Opportunities Fund SPV to hold       England               1        GS EURO OPP FUND BV        100.00%
                            Yellow NPL Portfolio

LONGMORE CREDIT             originate and service Life           Delaware              1        GS RE Holdings Inc.        100.00%
SERVICES, LLC               Finance business

GS SPECIALTY LENDING        Originates (or purchases) loans      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS                    made to middle market borrowers                                     INC. (THE
                            that cannot sufficiently access
                            the market through traditional
                            senior bank debt lenders.

GOLDMAN SACHS H&HC          Originates and services FHA          New York              1        GOLDMAN SACHS GROUP,       100.00%
CAPITAL COR                 insured mortgages; General                                          INC. (THE
                            Partner in Goldman Sachs Housing
                            and Health Care Funding Company

G.S. FINANCIAL MARKETS,     OTC derivatives dealer (also         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C.                      commonly known as BD Lite).  It                                     INC. (THE
                            currently engages in OTC options
                            on the S&P 500 Index.

BROKER DEALER LITE 1        OTC Derivatives Dealer;              Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            broker/dealer; SEC File No.                                         INC. (THE
                            8-51753
                                                                                                G.S. FINANCIAL MARKETS,      1.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ARROW CAPITAL REINSURANCE   ow Capital Risk Services             Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
CO.,                        Limited).will be the risk taking                                    INC. (THE
                            entity for our property
                            catastrophe reinsurance
                            business.  Arrow Capital Re will
                            not have any employees.  All
                            reinsurance professionals
                            supporting the business will be
                            employees of GS Risk Advisors

FUNABIKI CO., LTD.          Owner of Hotel.                      Japan                 1        AR Holdings GK             100.00%

REP LKS Realty, LLC         Ownership and investment in          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            office property known as                                            INC. (THE
                            Lakeside Atrium,  located in
                            Santa Clara, CA

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              3        GS GLOB                      1.00%
HOLDIN                      Canadian entity which will                                          COMMODITIES(CAN)HOLDIN
                            conduct the firms Canadian
                            commodities business.                                               GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              1        GS FINANCIAL SERVICES      100.00%
HOLDIN                      Canadian entity which will                                          L.P.
                            conduct the firms Canadian
                            commodities business.

REP PRS II FTB, L.L.C.      Ownership of Fountains at Delray     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Beach Apartment Homes                                               INC. (THE

HAMBRE INC                  Owns and leases its employees to     New York              1        GS AYCO HOLDINGS LLC       100.00%
                            the Ayco Company LP and to The
                            Ayco Services Agency LP (monthly
                            mgmt charge between the entities
                            for compensation and benefits
                            related to its employees).

ASTORIA INVESTMENT          Owns approximately 18.6% of the      None                  1        GS Holdings Mauritius      100.00%
VENTURES, I                 ERP shares issued by a                                              Limited
                            Philippine metro operating
                            company.

KAWASAKI HOLDINGS TK        Owns hotel assets in Japan.          Japan                 3        GOLDMAN SACHS GROUP,        11.53%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                KAWASAKI HOLDINGS            5.00%
                                                                                                CO.LTD.
                                                                                                                         ---------
                                                                                                                            40.03%

ASAMA ONSEN KAIHATSU CO.,   Owns two hot-spring hotels in        Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD                         Japan.                                                              JAPAN COR

GS MEHETIA PARTNERSHIP LP   Parent company of GS Mehetia         Delaware              2        GS MEHETIA CORP              1.00%
                            Holdings Inc.
                                                                                                GS MEHETIA LLC              99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA HOLDINGS INC        Parent company of Luge LLC,          Delaware              3        GS MEHETIA CORP             20.00%
                            Mehetia Inc and Carrera2 LLC
                                                                                                GS MEHETIA LLC              50.00%

                                                                                                GS MEHETIA PARTNERSHIP      30.00%
                                                                                                LP
                                                                                                                         ---------
                                                                                                                           100.00%

GS MEHETIA LLC              Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings Inc.                                                       INC. (THE

GS MEHETIA CORP             Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, Inc. and GS Mehetia                                       INC. (THE
                            Partnership LP.

GS AYCO HOLDINGS LLC        Parent company to The Ayco           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company, LP, Saratoga Springs,                                      INC. (THE
                            LLC, also is a General Partner
                            for the Ayco Services Agency LP.

GS WIND POWER II LLC        Part of a wind energy project.       Delaware              1        GSFS INVESTMENT I CORP     100.00%

GS WIND LLC                 Part of a wind energy project.       Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

Amagansett FX               Part of structured investing         United                1        GS FINANCIAL SERVICES      100.00%
                            trade which will enter into          Kingdom                        L.P.
                            contracts and options

GS LONGPORT INVESTMENT      Part of structured transaction       Delaware              1        LAFFITTE PARTICIPATION     100.00%
CORPORA                     with BNP Paribas.                                                   12

GS OCEANSIDE INVESTMENTS    Part of structured transaction       Delaware              1        GS LONGPORT INVESTMENT     100.00%
LLC                         with BNP Paribas.                                                   CORPORA

GSFS PRINCIPAL STRATEGIES   part of the Killingholme             Cayman                1        GS FINANCIAL SERVICES      100.00%
                            restructure in the AmSSG business    Islands                        L.P.

AMERICAN GAS ROYALTY        Part of the VPP Dominion             Delaware              1        GOLDMAN, SACHS & CO.       100.00%
TRUST                       Transaction.

SITE 26 HOLDINGS INC        Partial Owner of GS Headquarter      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            LLC                                                                 INC. (THE

GS DIVERSIFIED INVESTMENTS  Participate in PBL structured        Delaware              1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.                                              LLC

GS DIVERSIFIED HOLDINGS     Participate in PBL structured        Cayman                1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.               Islands                        LLC

GS DIVERSIFIED FUNDING      Participate in PBL structured        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         financing transaction.                                              INC. (THE

WYNDHAM INVESTMENTS I       Participate in PBL structured        Cayman                2        GS FINANCIAL SERVICES       86.67%
LTD                         financing transaction.               Islands                        L.P.

                                                                                                GS DIVERSIFIED FUNDING      13.33%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

WYNDHAM INVESTMENTS II      Participate in PBL structured        Cayman                1        WYNDHAM INVESTMENTS I      100.00%
LTD                         financing transaction.               Islands                        LTD

FAIRWAY RESOURCES L.P.      Partnership focused on oil and       United                1        MTGLQ INVESTORS, L.P.      100.00%
                            gas production and ownership of      States
                            lease acreage.

GS RBD HOLDINGS,L.P.        Partnership will hold an equity      Delaware              2        GS RBD HOLDINGS I CORP      99.00%
                            interest in a new Russian
                            broker/dealer entity.                                               GS RBD HOLDINGS II CORP      1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

KIRI (DELAWARE) LLC         Pass-through entity used in          Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            connection with TK investing                                        FIN. HLDG
                            structures.

GK Arisugawa Finance        PFS Deal                             Japan                 1        AR Holdings GK             100.00%

GOLDMAN SACHS S.G.R.        Portfolio management company         Italy                 2        GOLDMAN SACHS HOLDINGS       1.00%
S.P.A                                                                                           (U.K.)

                                                                                                GOLDMAN SACHS (UK)          99.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRATEGIC INVESTMENTS    Potentially holding ASSG             Delaware              2        EUSTON ENTERPRISES LTD      50.00%
(DELA                       positions
                                                                                                FAIRWAY ENTERPRISES LTD     50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Fantasia (Cayman) Ltd       Pre-IPO investment in China. The     Cayman                2        GOLDMAN SACHS GROUP,        13.49%
                            deal entails investment in           Islands                        INC. (THE
                            Equity and debt of real estate
                            developer with most projects in                                     GS RE Investments           53.33%
                            Shenzhen and Chengdu.                                               Holdings Ltd
                                                                                                                         ---------
                                                                                                                            66.83%

Longmore Credit LLC         premium finance company              Delaware              1        GS RE Holdings Inc.        100.00%

TRIUMPH INVESTMENTS         Primarily established to hold        Ireland               1        BEST II                    100.00%
(IRELAND)                   ASSG positions in Korean assets.                                    INVESTMENTS(DELAWARE)L

TRIUMPH II INVESTMENT       Primarily established to hold        Ireland               1        GS ASIAN VENTURE           100.00%
(IRELAND                    ASSG positions in Korean assets.                                    (DELAWARE) LL

BEST II INVESTMENTS         Primarily established to hold        Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE)L                 investments in Triumph                                              L.P.
                            Investments (Ireland) Limited
                            and Triumph III Investments
                            (Ireland) Limited.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRATEGIC INVESTMENTS    Primarily established to hold        Delaware              1        MLT INVESTMENTS LTD.       100.00%
(ASIA                       private equity positions of ASSG

RESTAMOVE IRELAND LIMITED   Primarily established to hold        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            proprietary positions in Korean                                     L.P.
                            and AustraliaN assets.  Trading
                            activity will be limited to
                            affiliates and Korean
                            broker/dealers.

MADISON/SPEC SITUATIONS     Primarily in the business of         Delaware              1        SSIG                       100.00%
VALUE                       buying bankruptcy trade claims

GS EURO STRATEGIC INV GRP   Primarily invests in non             Netherlands           1        GS EURO OPP FUND BV        100.00%
BV                          investment grade or distressed
                            securities and loans of European
                            companies.

GS EUROPEAN PERFORMANCE     Primarily invests in senior bank     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
FUND                        loans of European companies and                                     INC. (THE
                            related activities.
                                                                                                GOLDMAN SACHS GROUP              0
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS EUROPEAN OPPORTUNITY     Primary activity is to provide       Cayman Islands        1        MTGLQ INVESTORS, L.P.       75.00%
FUND,                       subordinated debt to the various
                            Opportunities Fund entities. Note
                            that this Cayman L.P. was formed
                            to replace the existing Delaware
                            L.P. of the same name which was
                            disolved on 28/12/04.

Money Partners Financial    Principal business of NEWCO is to    [-]                   1        GOLDMAN SACHS GROUP        100.00%
CoLtd                       act as subparticipant for loans                                     HOLDINGS (
                            originated by GSIB Milan Branch
                            and the secondary trading of such
                            loans.

Dhoni Cayman Ltd            Private equity vehicle for GS to     Cayman Islands        2        Dhoni Cayman Holding        99.00%
Partnership                 invest in Urban Infrastructure                                      Ltd
                            Real Estate Investment Fund
                            managed by Urban Infrastructure                                     Dhoni Cayman GP Ltd          1.00%
                            Capital Advisors.Private equity                                                              ---------
                            vehicle for GS to invest in Urban                                                              100.00%
                            Infrastructure Real Estate
                            Investment Fund  managed by Urban
                            Inf

FLEET PROPERTIES            Property company incorporated in     Portugal              2        ELQ INVESTORS, LTD          99.00%
                            Portugual for the purpose of
                            participating in the public                                         MTGLQ INVESTORS, L.P.        1.00%
                            auctions of properties held as                                                               ---------
                            collateral for the NPL portfolios                                                              100.00%
                            held by PMF-2, Ltd

Savu Properties PTE. Ltd.   Property management.                 Singapore             2        GOLDMAN SACHS GROUP,        20.23%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            50.23%

GS MAURITIUS I              Proprietary trading and inter        Mauritius             1        GS FINANCIAL SERVICES      100.00%
                            company otc derivatives - special                                   L.P.
                            purpose vehicle formed to deal
                            proprietarily in Indian shares -
                            no client relationships -
                            unregulated.  Established to
                            engage in trading in financial
                            products including equity
                            securities in I

GOLDMAN SACHS GROUP Y       Provide assets and services to       Mexico                2        GOLDMAN SACHS GROUP,        99.00%
COMPANIA                    Goldman Sachs Mexico Casa de                                        INC. (THE
                            Bolsa, S.A. de C.V.  in Mexico
                            City, or others as deemed                                           GOLDMAN SACHS GLOBAL         1.00%
                            appropriate.                                                        HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GROUP ITALIA S.R.L   Provides consulting services         Italy                 1        ARCHON INTERNATIONAL,      100.00%
                            relating to assignment,                                             INC.
                            acquisition, evaluation and
                            management of immovable assets
                            and/or assignment & management of
                            credits.

THE AYCO COMPANY L.P.       Provides financial counseling to     Delaware              2        GS AYCO HOLDINGS LLC        99.00%
                            individuals employed by
                            corporations.                                                       SARATOGA SPRINGS LLC         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS REALTY        Provides liaison services and        Japan                 1        MLQ INVESTORS, L.P.        100.00%
JAPAN COR                   other activities with respect to
                            real estate loans, transactions in
                            or outside of Japan, holds leases
                            for Japan based entities, and
                            Japanese real estate agent
                            services.

ARCHON GROUP FRANCE S.A.S   Provides real estate loan and        France                2        SINGEL COOL ONE             99.98%
                            property asset management as well
                            as underwriting services.                                           SINGEL COOL TWO              0.02%
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET FUNDING      Provides sources of liquidity for    Delaware              1        WILLIAM STREET EQUITY      100.00%
                            potential funding of commitments
                            initiated in William Street
                            Commitment Corporation.

NATIONAL HEALTHCARE         Provides temporary nurse staffing    Florida               1        GOLDMAN SACHS GROUP,       100.00%
STAFFING,                   to medical institutions.                                            INC. (THE

GS Admin                    Provision of administration          Hong Kong             1        GOLDMAN SACHS              100.00%
Services(Asia)Limited       services                                                            (CAYMAN) TRUST,

Savu Investments Ltd        Purchase of 100% shares of asset     Cayman Islands        2        GOLDMAN SACHS GROUP,        20.22%
                            holding company Savu Investments                                    INC. (THE
                            Ltd which is holding Hitachi
                            Towers in Singapore.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            50.22%

RESIMARNE SAS               Purchase of Euro Disney resort       France                1        ELQ INVESTORS, LTD         100.00%
                            buildings.

CASE RM, LLC                Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
REMARK FUNDING CO, LLC.     Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

GS EURO OPP FUND BV         Purchase through its subsidiaries    Netherlands           1        ELQ INVESTORS, LTD          75.00%
                            fixed income securities and
                            portfolio of investments.

EPF FINANCIAL, LLC.         Purchaser of life settled policies.  Delaware              1        EASTPORT CAPITAL           100.00%
                                                                                                CORPORATION

Fast Capital, LLC           Purchaser of Receivables             [-]                   1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDINGS

SARC SRL                    Purchases non-performing Italian     Italy                 2        ARCHON GROUP ITALIA          2.00%
                            mortgage and consumer loan                                          S.R.L
                            portfolios and then securitizes
                            them.                                                               MTGLQ INVESTORS, L.P.       98.00%
                                                                                                                         ---------
                                                                                                                           100.00%

NIHON ENDEAVOR FUND CO.,    Purchasing Loan (SMBC Rivival Fund)  Japan                 1        GOLDMAN SACHS REALTY        66.67%
LTD                                                                                             JAPAN COR

GK Kogane                   Purchasing loan.Flagged for Restir   Japan                 2        AR Holdings GK               1.00%
                            Deal.
                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS JAPAN         Purchasing Loans                     Japan                 1        GS FINANCIAL SERVICES      100.00%
FINANCE K.                                                                                      L.P.

LEAF GREEN CO, LTD          Purchasing loans (RCC-MTB)           Japan                 2        GOLDMAN SACHS (ASIA)         0.00%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS REALTY             1
                                                                                                JAPAN COR
                                                                                                                         ---------
                                                                                                                           100.00%

LIME GREEN CO., LTD         Purchasing loans (Sanyo Electric     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Credit)・Dissolved as of
                            11/06/2007, liquidation completed
                            as of Nov 7,2007.

GAC PERSONAL CO. LTD        Purchasing loans from RCC (Hyogin    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            loan)                                                               JAPAN COR

WHITE OCEAN CO, LTD.        Purchasing loans from Resona         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (RCC/Resona Securitization Deal)                                    JAPAN COR

SOLAR WIND, LTD             Purchasing loans from SMBC           Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%

BAY WIND REALTY FINANCE     Purchasing loans jointly with        Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
(CAYMA                      NochuPurchasing loans jointly with
                            Nochu

SOUTH WIND REALTY           Purchasing loans secured by Nitto    Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
FINANCE(CAYM                Kogyo 30 golf courses (JV w/Nochu)

CFGI CO., LTD               Purchasing loans to Fukunan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Kaihatsu from DBJ, to succeed the                                   JAPAN COR
                            business of Fukunan
                            KaihatsuDissolved as of 25/072007,
                            liquidation completed as of
                            15/11/2007.

GK Spica                    Purchasing Loans. Flagged for SMBC   Japan                 1        JLQ LLC                    100.00%
                            SPL portfolio acquisition deal
                            (ASSG)

KEYAKIZAKA FINANCE CO.,     Purchasing loans.Equity deals of     Japan                 1        GS FINANCIAL SERVICES      100.00%
LTD.                        PFS team.                                                           L.P.

LINDEN WOOD, LTD            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

BAY WIND II LTD.            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD IIS LTD         Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD II, LTD.        Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

PH PIER MANAGEMENT LLC      Purchasing, investing in,            Delaware              1        GSJC LAND LLC              100.00%
                            financing, selling, leasing and
                            otherwise dealing with direct and
                            indirect interests in real estate
                            assets (including mortgage loans)
                            and in companies or entities
                            owning, leasing and otherwise
                            operating and maintaining such
                            asset

Restir Investment Co.,Ltd   Real Estate                          Japan                 1        JUPITER INVESTMENT          50.00%
                                                                                                CO,. LTD.

Bay Wind TK                 Real Estate business                 Japan                 3        GOLDMAN SACHS GROUP,         6.52%
                                                                                                INC. (THE

                                                                                                BAY WIND REALTY              5.00%
                                                                                                FINANCE (CAYMA

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            46.52%


FUKUOKA TOSHI KAIHATSU      Real Estate Development Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD                                                                                         JAPAN COR

REP KBY REALTY, LLC         Real Estate investment               Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

ARCHON GROUP, L.P.          Real estate property/asset manager   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE

                                                                                                ARCHON GEN-PAR, INC.         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AYCO SERVICES INSURANCE     Record insurance revenues            UNITED STATES         1        MERCAY CORPORATION         100.00%
AGENCY                      generated in the state of Mass.

GOLDMAN SACHS ASSET         Registered investment adviser.       Delaware              2        GOLDMAN SACHS GROUP,        99.00%
MANAGEMENT                  holding company for Goldman Sachs                                   INC. (THE
                            Asset amanagement Japan Limited.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES       Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
(ASIA) L                    a commodities dealer; trades in                                     Kong) Ltd
                            Hong Kong listed futures.Licensed
                            under the HK Securities and
                            Futures Ordinance for the
                            following regulated activities:
                            dealing in futures, advising on
                            futures and asset management.   SFC

GOLDMAN SACHS (ASIA)        Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
SECURITIE                   a securities dealer and investment                                  Kong) Ltd
                            advisor.  Conducts the Hong Kong
                            Stock Exchange listed securities
                            business; Shanghai B shares
                            license broker.Licensed under the
                            HK Securities and Futures
                            Ordinance for the following reg

GSJBWERE FINANCIAL          Regulated by the Australian          Australia             2        GOLDMAN SACHS GROUP,       100.00%
MARKETS PTY                 Securities and Investments                                          INC. (THE
                            Commission and transacts FICC
                            business in Australia and New                                       J. ARON & COMPANY                0
                            Zealand.  Essentially, GAUS                                                                  ---------
                            transacts with ANZ clients and                                                                 100.00%
                            enters into back to back trades
                            with J Aron NY or another GS
                            entity.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS RISK          Reinsurance broker.                  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SERVICS LLC                                                                                     INC. (THE

GOLDMAN SACHS (AO) L.L.C.   Rep office in Moscow and has in      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            past entered into M&A advisory                                      INC. (THE
                            engagements in Russia; does not
                            engage in securities trading or                                     GOLDMAN SACHS GLOBAL         1.00%
                            brokerage; As of 1/1/02 once again                                  HOLDINGS
                            operating a branch in Russia,                                                                ---------
                            taxable by Russian authorities,                                                                100.00%
                            supplying consultancy servicest

REP FSB Real Estate, L.L.C  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LPII Phase I Realty LLC  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP PRK REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP ALX REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GOLDMAN SACHS               Representative office in Sao         BRAZIL                2        GOLDMAN, SACHS & CO.         1.00%
REPRESENTACOES L            Paulo, Brazil
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ARGENTINA     Representitive Office in Buenos      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Aires                                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

REC INVESTMENTS CO., LTD    Resona deal                          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REAL ESTATE CREATION FUND   Resona deal.Purchasing Loan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,                                                                                            JAPAN COR

GS TRADING & CLEARING       Sales agent for affiliated           Netherlands           2        J. ARON HOLDINGS, L.P.       0.25%
SERVICES                    companies.  Non-regulated entity
                            established to employ traders in                                    J. ARON & COMPANY           99.75%
                            Rotterdam.                                                                                   ---------
                                                                                                                           100.00%

SPF ONE IL, L.L.C.          Serve as intermediate                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (intercompany) lender to GS&Co as
                            part of non-recourse financing
                            transaction.  Strategic capital
                            planning entity.

MINATO DEBT COLLECTION KK   Servicer; Japanese Stock             Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Corporation

CDV-1 HOLDING COMPANY, LP   Set up as a partnership to own       Delaware              2        MTGLQ INVESTORS, L.P.       89.80%
                            CDV-1, Ltd.
                                                                                                CDV-1 HOLDING COMPANY        0.20%
                                                                                                GEN-PAR,
                                                                                                                         ---------
                                                                                                                            90.00%

GSFS (CAYMAN) 2002-A        Set up as part of a Structured       Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Investing Group transaction.  The                                   L.P.
                            entity will be capitalised by GS
                            Financial Services LP.  It's
                            purpose will purely be to sell a
                            third party a put option over the
                            third parties' minority interest
                            in a GS controlled Unit Trust.  It
                            is effectively a guarantee.

GS FUNDING MANAGEMENT       Set up as part of a structured       Cayman Islands        1        SHIRE UK LIMITED           100.00%
LIMITED                     transaction containing Interest
                            rate Swaps,Asset swaps and
                            treasuries.

Forres Investments Ltd      Set up as part of rthe structured    Cayman Islands        1        FORRES LLC                 100.00%
                            investing trade that will enter
                            into swaps and purchase treasuries.

GSFS INVESTMENTS II CORP    Set up as part of the SBD            Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Principal Investing Portfolio-to
                            hold airplane leases.

PMF - 1, LTD                Set up for the purpose of            England               1        ELQ INVESTORS, LTD         100.00%
                            acquiring a portfolio of
                            non-performing Portuguese mortgages

GS (Mauritius) NBFC L.L.C   Set up in Mauritius as a Private     Mauritius             1        GS INDIA HOLDINGS L.P.     100.00%
                            Company Limited by shares to hold
                            stake in an Indian Company which
                            will conduct Fixed Income busniess.

GS Management (Ireland)     Set up to oversee a number of GSAM   Ireland               2        GOLDMAN SACHS GROUP,        99.00%
Limited                     managed Trusts                                                      INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KINMIRAI CREATE TK          Set up to purchase Mizuho REO JV     Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            deal.                                                               INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                KINMIRAI CREATE CO.,         5.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                            49.57%


GS CAPITAL FUNDING UK II    Set-up as part of a Structured       England               1        GS CAPITAL FUNDING,        100.00%
                            Investing Group Transaction.                                        INC.

GSPS STRATEGIES CORP        Setup to trade private equity        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            investments.                                                        L.P.

GK Dotonbori Kaihatsu       Shelf. Purchasing Loans, Holding     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Real estates and Securities.

GK Miyuki                   Shelf. Purchasing Loans, Holding     Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Real estates and                                                    JAPAN COR
                            Securities.・Flagged for
                            Greens deal.

GOLDMAN SACHS (ISRAEL) LLC  Single Member Office in Israel.      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            For Regulatory matters contact                                      INC. (THE
                            Robert Charnley  or Matthias Bock
                            in London.  Israeli investment
                            research entity.

GS GAO HUA SECURITIES CO.   Sino-foreign Joint Venture Company   People's              2        GOLDMAN SACHS (ASIA)        33.00%
LTD                         with Beijing Gao Hua Securities      Republic of                    L.L.C.
                            Company Limited.Business Scope:      China
                            Underwriting of shares (incluidng
                            Renminbi donominated ordinary                                       BEIJING GAO HUA SEC         67.00%
                            shares and foreign investment                                       CL, BJHQ
                            shares) and bonds (including                                                                 ---------
                            government bonds and corporatebon                                                              100.00%

GS RE Holdings Inc.         SPE set up as a Holding entity for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Life Settlement Solutions , Inc.                                    INC. (THE

JLQ LLC                     Special purpose company for          Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            purchase of loans.                                                  L.P.

VEICOLO ACQUISIZIONE        Special purpose vehicle for          Italy                 2        MLQ L.L.C                   50.00%
PORTAFOGL                   securitization deal.
                                                                                                MTGLQ INVESTORS, L.P.       50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CER Investment 1            special purpose vehicle to hold      Cayman Islands        1        CER HOLDINGS LP            100.00%
                            carbon emission reduction units
                            (CERs)

HECHSHIRE LIMITED           Special purpose vehicle.  Entity     England               1        SHIRE UK LIMITED           100.00%
                            established to facilitate
                            structured financing, specifically
                            a loan note issuance by Goldman
                            Sachs International.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MERCER INVESTMENTS V        SPV for ASSG.  Equity investments    Malaysia              1        GS Holdings Mauritius      100.00%
PRIVATE L                   in Beijing Goldman Sachs Consulting                                 Limited
                            Co., Ltd (formerly Shang Er Kang)
                            (PRC On-shore Consulting/Servicing
                            Company).

EXPRESS INVESTMENTS III     SPV for ASSG. Direct investement in  Malaysia              1        GS Holdings Mauritius      100.00%
PRIVAT                      Philipppine based assets                                            Limited
                            (Non-interest accuring).

GSPS Dai Viet Ltd           SPV for GSPS business                Mauritius             1        GSPS Asia Limited          100.00%

GSPS Asia Limited           SPV for GSPS business in Asia        Mauritius             1        GS ASIAN VENTURE           100.00%
                                                                                                (DELAWARE) LL

MERCER INVESTMENTS IV       SPV for REPIA and ASSG.  Equity      Malaysia              2        GOLDMAN SACHS GROUP,        14.78%
PRIVATE                     Investment in PRC Investment SPC.                                   INC. (THE

                                                                                                GS Holdings Mauritius       85.22%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                           100.00%

MATTERHORN ACQUISITIONS     SPV incorporated for the             England               1        GS EURO OPP FUND BV        100.00%
LTD.                        acquisition of a portfolio of NPLs
                            from Delmora Bank in Germany

Kypris Acquisitions  Ltd.   SPV purchaser for portfolio of NPLs  England               1        GS EURO OPP FUND II LP     100.00%
                            from HVB named Project Aphrodite

KRETA ACQUISTIONS LTD.      SPV to purchase Project Kreta NPL    England               1        GS EURO OPP FUND II LP     100.00%
                            Portfolio

CONRAD P4 LTD.              SPV to purchase the CP4 Porfolio of  England               1        ELQ INVESTORS, LTD         100.00%
                            NPLs from HVB (via HANSEN & SCHUCHT
                            DEBITORENMANAGEMENT GMBH)

GS Killinghme Caymn Inv     Structured investing entity          Cayman Islands        1        GS KILLINGHOLME            100.00%
II Ltd                                                                                          CAYMAN INVESME

GS INVSTMT                  Sub-advisor to Liberty Harbor        Singapore             1        GOLDMAN SACHS FX           100.00%
STRATEGIES(SINGAPOR                                                                             (SINGAPORE) P

GS European Inv Group III   Subdiairy of GS European             England               1        GS European Opp Fund       100.00%
Ltd                         Opportunities Fund III LP to trade                                  III Ltd
                            in loan and bond positions

GS European Opp Fund III    Subsidiary of ELQ and Holdco for     United Kingdom        1        ELQ INVESTORS, LTD         100.00%
Ltd                         Opp Fund 3

HWE Holdings LLC            Subsidiary of GS Wind Holdings LLC   Delaware              1        GS WIND HOLDINGS, LLC      100.00%

GS Guernsey Investments     Subsidiary of MTGLQ to hold 75% of   [-]                   1        MTGLQ INVESTORS, L.P.      100.00%
Ltd                         Shilling/Caledonian group via
                            Preference shares

GS SERVICES PRIVATE LTD     Technology and data process entity.  India                 2        GOLDMAN SACHS (ASIA)         1.05%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS               98.95%
                                                                                                (MAURITIUS) L.L.
                                                                                                                         ---------
                                                                                                                           100.00%

RIVER NORTH TECHNOLOGIES,   Technology hostingTechnology hosting Illinois              1        GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GS ADMINISTRATION SERVC     The Company to act as manager of     Ireland               1        GS Ireland Holdings        100.00%
CO LTD                      Goldman Sachs Global Currency Fund                                  Ltd
                            - Dollar Plus, Goldman Sachs Global
                            Currency Fund - Euro Plus, Goldman
                            Sachs Money Market Funds, Goldman
                            Sachs Global Funds, Goldman Sachs
                            Global Multi Manager Funds, Goldman
                            Sachs Select

GS Asset Management         The company's purpose is to render   BRAZIL                2        GOLDMAN SACHS GLOBAL         0.01%
Brasil Ltd                  asset management services, acting                                   HOLDINGS
                            as a manager of investment funds
                            and securities portfolios.                                          GOLDMAN SACHS ASSET         99.99%
                                                                                                MANAGEMENT
                                                                                                                         ---------
                                                                                                                           100.00%

ALKAS REALTY PRIVATE        The entity is a SPC which will       Singapore             2        GOLDMAN SACHS GROUP,        19.57%
LIMITED                     purchase DBS tower as a rental                                      INC. (THE
                            property in Singapore.
                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.57%

GS LEASING (KCSR 2005-1)    The entity is an equity holder in a  United States         1        GSFS INVESTMENT I CORP     100.00%
LLC                         leverage lease transaction where
                            the assets are locomotives.

GS China Inv (Mauritius)    The entity is principally holding a  Mauritius             1        GS ASIAN VENTURE           100.00%
Ltd                         China private equity fund                                           (DELAWARE) LL
                            incorporated in Cayman Island.

GS CAPITAL FUNDING          The entity is setup as part of an    Cayman Islands        1        GS CAPITAL FUNDING UK      100.00%
(CAYMAN)                    upcoming Structured Investment                                      II
                            Group (SSG) transaction.

GS CAPITAL FUNDING, INC.    The entity is setup as part of an    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            upcoming Structured Investment                                      L.P.
                            Group (SSG) transaction.

GS CAPITAL FUNDING UK       The entity is setup as part of an    Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            upcoming Structured Investment                                      HOLDINGS (
                            Group (SSG) transaction.

GCN CE HOLDINGS             The entity will own several          Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORTATION                micro-ticket machine leases                                         L.P.
                            throughout the US and Canada.

GS Money Market Fund        The entity will reflect GS           [-]                   1        LIQUIDITY ASSETS           100.00%
                            investment in a consolidated money                                  LIMITED
                            market fund (part of the Futures
                            Services Group Investment of
                            Customer funds trade) AmSSG.

Agalia Capital Ltd.         The entity, incorporated in BVI, is  British               1        GS STRATEGIC                75.00%
                            newly acquired by GSSIA (6153) in    Virgin Islands                 INVESTMENTS (ASIA
                            Dec 07. The entity is 75% owned by
                            GSSIA (6153) upon completion of
                            acquisition.  The entity's
                            principal business is investment
                            holding.

GS China Strategic Inv Ltd  The entity, incorporated in          Mauritius             1        JADE DRAGON                100.00%
                            Mauritius. The entity is 100% owned                                 (MAURITIUS) LIMITE
                            by Jade Dragon (Mauritius) Limited
                            (0164). The entity is setup for the
                            purpose of acquiring ASSG
                            investments.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Agelia Energy Inv Pte Ltd   The entity, incorporated in          Singapore             1        Agalia Capital Ltd.        100.00%
                            Singapore, is newly acquired
                            indirectly by GSSIA (6153) in Dec
                            07. The entity is 100% owned by
                            Agalia Capital Ltd, which is owned
                            75% by GSSIA (6153) upon
                            completion of acquisition.  As a
                            result, GSSIA is effectively
                            holding 75% of Agalia Energy via
                            Agalia Capital.  The entity's
                            principal business is investment
                            holding.

SSIG                        The primary purpose of the entity    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            is the buying and selling of bank                                   INC. (THE
                            debt.  Additionally, there will be
                            some securities trading.

NORTHERN ELECTRIC           The principal activity of the        United Kingdom        1        ELQ INVESTORS, LTD         100.00%
(PEAKING) LT                Company is to hold an investment
                            in Teesside Power Limited, a
                            company established to build and
                            operate a power station on
                            Teesside.

SPEAR, LEEDS & KELLOGG LLC  The surviving entity of the          New York              1        GSTM LLC                   100.00%
                            10/30/2000 merger between SLK
                            Acquisition LLC (Goldman merger
                            vehicle) and SLK LLC.   The
                            Goldman Sachs Group, Inc. is the
                            Managing Member.  SLK Acquisition
                            Holdings, Inc. is the other
                            member.  The surviving entity of
                            the 10/30

RUBY REALTY CO.,LTD.        The TK Operator for entity 0462.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

GS REALTY ASIA PACIFIC      This entity is a corporate entity    Singapore             1        GOLDMAN SACHS FX           100.00%
PTE LTD                     for Archon, and will perform Real                                   (SINGAPORE) P
                            estate asset management in
                            Singapore and non Japan Asia.

BAY WIND II TK              This entity is a SPC which           Japan                 3        GOLDMAN SACHS GROUP,        11.18%
                            purchases golf course operators as                                  INC. (THE
                            a facility similar to Southwind
                            structure.                                                          BAY WIND II LTD.             5.00%

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            51.18%


GS European Funding II Ltd  This entity is to be involved in a   Cayman Islands        2        GS FUNDING EUROPE           10.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding I                                    GS European Funding I       90.00%
                            Limited.                                                            Ltd
                                                                                                                         ---------
                                                                                                                           100.00%

GS European Funding I Ltd   This entity is to be involved in a   Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding
                            Limited.

Shire Assets                This entity was set up as part of    United Kingdom        2        Shire Funding Limited        1.00%
                            a Structured Investing Group
                            transaction                                                         SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Shire Funding Limited       This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

Shire II Assets             This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

OOO GOLDMAN SACHS           This entity was set up as part of    Russia                1        GS RBD HOLDINGS,L.P.       100.00%
                            an AMSSG Structured Investing
                            Group transaction

Amagansett Assets           This entity was set up as part of    United Kingdom        1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Amagansett Funding Limited  This entity was set up as part of    United Kingdom        1        GS FUNDING EUROPE          100.00%
                            an AMSSG Structured Investing                                       LIMITED
                            Group transaction

Amagansett II Assets        This entity was set up as part of    United Kingdom        2        Amagansett Funding          99.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                GS FUNDING EUROPE            1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING EUROPE LIMITED   This entity was set up as part of    England               1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Scadbury Assets             This entity was set up as part of    United Kingdom        2        Scadbury Funding             1.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                SCADBURY UK LIMITED         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Scadbury Funding Limited    This entity was set up as part of    United Kingdom        1        SCADBURY UK LIMITED        100.00%
                            an AMSSG Structured Investing
                            Group transaction

Scadbury II Assets          This entity was set up as part of    United Kingdom        1        Scadbury Funding           100.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction

SCADBURY UK LIMITED         This entity was set up as part of    United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            an AMSSG Structured Investing                                       HOLDINGS (
                            Group transaction

CPV GERMANY                 This entity was set up to invest     United States         2        GOLDMAN SACHS GROUP,         0.00%
                            in principal investments.                                           INC. (THE

                                                                                                GOLDMAN, SACHS MGT GP            0
                                                                                                GMBH
                                                                                                                         ---------
                                                                                                                             0.00%

SHIGA (DELAWARE) LLC        This entity, a TK investor, was      Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            set up to provide equity financing                                  FIN. HLDG
                            to SPCs which invests in
                            non-performing loans and real
                            estates.

GS Finance Corp.            This finance subsidiary will issue   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            cash settled structured notes.                                      INC. (THE

WWDI Investments Ltd        This involves purchase of 6.5        Mauritius             1        WWD Investment              91.50%
                            Acres of land to develop                                            Holdings Ltd
                            residential property, luxury hotel
                            and service apartments.
                            Development to commence in Jul 08.
                            Seller is ETA- a Dubai based
                            development company.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
WWD Investment Holdings     This involves purchase of 6.5        Mauritius             3        GOLDMAN SACHS GROUP,        18.30%
Ltd                         Acres of land to develop                                            INC. (THE
                            residential property, luxury hotel
                            and service apartments.                                             GOLDMAN SACHS                7.00%
                            Development to commence in Jul 08.                                  INVESTMENTS LTD.
                            Seller is ETA- a Dubai based
                            development company.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            55.30%


Calais LNG Project          This is a consolidated entity        Delaware              1        GS POWER HOLDINGS LLC      100.00%
                            under 0534 to hold GS Power
                            Holdings' investment in Project
                            Lobster.

GS Strategic Investments    This is a UK incorporated entity     England               1        GSEM (DEL) HOLDINGS,       100.00%
UK                          set up to hold private equity                                       L.P.
                            investments.

COMM. ANN. AND LIFE INS.    This is an insurance company         MA                    1        GOLDMAN SACHS GROUP,       100.00%
CO                          organized under the laws of                                         INC. (THE
                            Massachusetts.  The Company
                            manages blocks of variable
                            annuity, variable universal life
                            and minor blocks of group
                            retirement products.

AMETHYST REALTY CO.,LTD.    TK Operator of Amethsyt Realty TK    Japan                 1        MLQ INVESTORS, L.P.        100.00%

KK Yonago Kaike Onsen       To acquire "Toko yen" traditional    Japan                 1        AR Holdings GK             100.00%
Kaihatsu                    Japan hotel in  kaike spa resort

Shiohama Kaihatsu TK        To acquire 3 retail neighborhood     Japan                 4        GOLDMAN, SACHS & CO.         1.00%
                            shopping centres in Fukushima Pref.
                                                                                                GOLDMAN SACHS GROUP,        20.18%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Shiohama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

IMPACT HOLDING TK           To acquire a piece of land with a    Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            building in Chiba and rebuild a                                     INC. (THE
                            new shopping center
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Impact Holding            5.00%
                                                                                                                         ---------
                                                                                                                            49.57%


REP MCR REALTY, LLC         To acquire and hold 2                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            non-performing real estate secured
                            loans (McCook and Randolph Assets).

REP DER REAL ESTATE LP      To acquire and hold a                Delaware              2        MTGLQ INVESTORS, L.P.       99.90%
                            non-performing real estate secured
                            loan (Deerfield asset).                                             REP DER GEN-PAR, LLC         0.10%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-2 LTD                   To acquire Czech debt                England               1        ELQ INVESTORS, LTD          90.00%

Kashiwabara Toshi           To acquire Real Estate in Kobe,      Japan                 2        NEPHRITE EQUITY             85.00%
Kaihatsu TK                 Japan                                                               CO.,LTD.

                                                                                                GK Kashiwabara Toshi         5.00%
                                                                                                Kaihatsu
                                                                                                                         ---------
                                                                                                                            90.00%

GS WIND HOLDINGS, LLC       To acquire the wind business of      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Zilkha Renewable Energy LLC

Musashino Kaihatsu TK       To acquire three suburban            Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            neighborhood shopping centers                                       INC. (THE
                            located in northern part of Japan,
                            such as Koriyama, Sendai and                                        GS STRATEGIC                25.00%
                            Aomori Pref.                                                        INVESTMENTS JAPAN

                                                                                                GK Musashino Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

OPAL RESOURCES LLC          To acquire, own, hold, maintain,     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            renew, drill, develop and operate
                            Oil and Gas Interests and related
                            assets and other properties in the
                            continental United States, and the
                            state and federal waters offshore.

GOLDMAN SACHS JAPAN         To acquire, own, lease, maintain,    Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
HOLDINGS,                   guard and administer real                                           LTD.
                            properties and facilities for
                            offices, etc. at delegation by
                            Goldman Sachs Japan, Ltd. and its
                            affiliated companies;

GSCP (DEL) INC.             To act as a general partner and      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            regular partner in GSCPTo act as a                                  INC. (THE
                            general partner and regular
                            partner in GSCP

GSSM HOLDING II LLC         To act as a holding company for      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            GSSM Holding II Corp                                                INC. (THE

SPEAR,LEEDS&KELLOGG         To act as a specialist on the New    New York              1        GS EXECUTION AND           100.00%
SPECIALIST                  York Stock Exchange; Broker                                         CLEARING, L.P
                            Dealer; SEC File No. 8-49673

GOLDMAN SACHS INVESTMENT    To act as an investment advisor in   Germany               1        GOLDMAN, SACHS & CO.       100.00%
MGMT                        Germany                                                             OHG

GS MORTGAGE SECURITIES      To act as depositor for commercial   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP. I                     mortgage backed securities deals                                    INC. (THE

GSCP (DEL) LLC.             To act as limited partner for GSCP   Delaware              1        GSCP (DEL) INC.            100.00%

REP SAN GEN PAR, LLC        To act as sole general partner of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            REP San Real Estate Limited                                         INC. (THE
                            Partnership

GOLDMAN SACHS MORTGAGE      To buy and sell whole loans and      New York              2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     mortgage servicing for its own                                      INC. (THE
                            account
                                                                                                GOLDMAN SACHS REAL           1.00%
                                                                                                ESTATE FUND
                                                                                                                         ---------
                                                                                                                           100.00%

NORMANDY FUNDING            To capitalize an entity used to      Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORATION                 raise 750 million of financing.                                     L.P.

HULL TRADING UK LIMITED     To carry on business as a general    England               1        THE HULL GROUP LLC         100.00%
                            commercial company.  Proprietary
                            trading firm.  Re-registered as
                            unlimited on 16 August 2004

THE GOLDMAN SACHS TRUST     To carry on the business of          Federal               1        GOLDMAN SACHS GROUP,       100.00%
COMPAN                      banking limited to the exercise of                                  INC. (THE
                            full fiduciary powers and the
                            support of activities incidental
                            to the exercise of these powers. A
                            creature of banking law --it's a
                            national association

GS(LABUAN) INVESTMENT       To conduct offshore investment       Malaysia              1        GS Holdings (Hong          100.00%
BANK LTD                    banking business. Products and                                      Kong) Ltd
                            services to be offered include: 1)
                            offering of and dealing in a
                            variety of investment products
                            (whether in the form of notes,
                            certificateso or otherwise); 2)
                            offering of and dealing in Islamica

Pinnacle Partners           To consolidate GS Pinnacle           Delaware              1        GOLDMAN SACHS              100.00%
Group, LP                   Partners, LP                                                        INVESTMENTS LTD.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
THE HULL GROUP LLC          To engage directly or indirectly     Illinois              2        GOLDMAN SACHS GROUP,        12.33%
                            through trading partnerships or                                     INC. (THE
                            other trading arrangements with
                            others in trading & investment                                      GS HULL HOLDING, INC.       87.67%
                            activities.  Managing member for                                                             ---------
                            Hullm Trading Company, L.L.C.To                                                                100.00%
                            tranfer any and all lawful
                            businesses for which limited liabil

GOLDMAN SACHS BANK (USA)    To engage in the business of         Utah                  1        GS BANK USA HOLDINGS       100.00%
INC                         credit and other financial related                                  LLC
                            services, organized under the law
                            of the state of Utah.

VANTAGE MARKETPLACE         to establish a holding company for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS,                   Vantage Marketplace LLCto                                           INC. (THE
                            establish a holding company for
                            Vantage Marketplace LLC

WILLIAM STREET CREDIT       To extend commitments to borrowers   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORAT                    during transition over to William                                   INC. (THE
                            Street Corp.

IMD Non Employee            To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Funds,L.L.C                 teh GSAM fund Seed Investments                                      INC. (THE

IMD Employee Funds,L.P      To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            the GSAM  employee funds.                                           INC. (THE

GS LEASING ENGINES II, LLC  To hold 6 operating leases to        United States         1        GSFS INVESTMENT I CORP     100.00%
                            Mesaba Aviations guaranteed by 6
                            engines.

GS Leasing No. 3 Limited    To hold a 10% stake in GS Leasing    Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            ( 1344)

HAKATA HOTEL HOLDING TK     To hold a 197-romm city hotel ,      Japan                 3        GOLDMAN SACHS GROUP,        18.96%
                            Hotel Centraza, in Japan.                                           INC. (THE

                                                                                                GS STRATEGIC                29.08%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK HAKATA HOTEL              1.00%
                                                                                                HOLDING
                                                                                                                         ---------
                                                                                                                            49.04%


GS LEASING (N506MC), LLC    To hold an aircraft.                 Delaware              1        GSFS INVESTMENT I CORP     100.00%

TRIUMPH III INVSTMNTS       To hold an array of Dong Ah          Ireland               1        BEST II INVESTMENTS        100.00%
(IRELAND                    Construction Ltd claims with a                                      (DELAWARE) L
                            portion guaranteed by Korea
                            Express Co. and certain direct
                            claim of Korea Express Co.

DISTRESSED OPPORTUNITIES    To hold and invest in securities     Delaware              1        GOLDMAN SACHS GROUP,        90.00%
INTER                       and engage in general commercial                                    INC. (THE
                            activities

SOPAC, LLC                  To hold assets purchased from        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Southern Pacific Funding                                            INC. (THE
                            Corporation

EUSTON ENTERPRISES LTD      To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

FAIRWAY ENTERPRISES LTD     To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

GS Strategic Investments    To hold ASSG positions in Indian     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
Ltd.                        private equities.

SOUTHERN PACIFIC FUNDING    To hold certain mortgage loans and   California            1        GOLDMAN SACHS GROUP,       100.00%
CORP                        securities purchased out of                                         INC. (THE
                            bankruptcy.  Purchase of S.
                            Pacific Funding Corp. and
                            residuals.

GS SOLAR POWER I, LLC       To hold equity interest in solar     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            power investment.

GSPS Bermuda Corporation    to hold equity investments for       Bermuda               1        GSPS (DEL) LP              100.00%
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPS

JANY Fundo Creditorios      To hold FIDC (credit receivable)     [-]                   1        J. ARON & COMPANY          100.00%
                            instruments.

GSSM HOLDING UK             To hold firms investments in SMFG    England               1        GOLDMAN SACHS GROUP,       100.00%
                            convertible preferreds.                                             INC. (THE

GSFS Investments III, LLC   to hold five opearting leases for    Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            the SBD Principal Investing desk

GSSLQ, L.L.C.               To hold GS ownership interest in     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            SLQ S de R.L. de C.V., a Mexican
                            limited liability company
                            established to purchase rights in
                            distressed assets.

GRAND STEEL STRATEGIC       To hold investments in Jianlong, a   Cayman Islands        1        GS STRATEGIC               100.00%
INVESTMT                    steel Manufacturer in China                                         INVESTMENTS (ASIA

GOLDMAN SACHS INVESTMENTS   To hold investments on behalf of     Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
LTD.                        yet-to-be formed funds.                                             INC. (THE

GS SPECIALTY LENDING        To hold loans to be financed by      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDING I                   Norinchukin Bank                                                    INC. (THE

Goldman Sachs LLC           To hold our investment in  ICBC .    Mauritius             1        HULL TRADING ASIA,         100.00%
                                                                                                LTD.

ARES (REAL ESTATE) B.V.     to hold real estate assets from      Netherlands           1        GS FINANCIAL SERVICES       50.00%
                            the loan workouts in Ares Finance                                   L.P.
                            s.r.l.

AMETHYST REALTY TK          To hold real estate in Japan         Japan                 2        NEPHRITE EQUITY             85.00%
                                                                                                CO.,LTD.

                                                                                                AMETHYST REALTY              5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            90.00%

TG FUND TK                  To hold real estate in Japan.        Japan                 2        AMETHYST REALTY TK          99.00%

                                                                                                TG FUND CO.,LTD              1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AMC REO LLC                 To hold real estate obligations.     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%

Rothesay Life, L.P.         to hold stock in cayman company      Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING II CORP        To hold the Sumitomo preferred       Delaware              1        GSSM HOLDING II LLC        100.00%
                            shares

GSFS Investments IV, LLC    To hold two operating leases on      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            mining equipment.

GS Loan Partners Holdings   To invest / lend GS Loan Partners    Delaware              1        GOLDMAN SACHS CREDIT       100.00%
LLC                         LLC and pledge equity to funding                                    PARTNERS
                            counterpart

MIL PHASE I DALLAS          To invest 0.2% interest in an        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR, LL                 serve as general partner of MIL
                            Phase I Dallas, L.P.

GS COMM MORTGAGE CAPITAL,   To invest in commercial mortgages    Delaware              2        GS COMM MORTGAGE             1.00%
L.P                                                                                             CAPITAL, LLC.

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
SENNA INVESTMENTS           To invest in KAMCO I loans           Ireland               1        GS FINANCIAL SERVICES      100.00%
(IRELAND) LT                purchased from Restamove Ireland                                    L.P.
                            Limited.  (Loans classified as non
                            accrual but is continuing to pay
                            interest.); to ring-fence
                            litigious ASSG KAMCO loan
                            positions from other firm assets
                            within a tax-efficient legal entity

REP ELD REAL ESTATE, L.P.   To invest in land and land           Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            development                                                         INC. (THE

                                                                                                REP ELD GEN-PAR,             0.20%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

REP CHW REALTY, L.L.C       To invest in land and land           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            development.                                                        INC. (THE

Arisugawa Finance TK        To Invest in Loan and Preferred      Japan                 1        GK Arisugawa Finance        54.55%
                            Shares of AP8, a SPC created by
                            Advantage Partners, a well known
                            MBO fund in Japan

SAKURAZAKA KAIHATSU TK      To invest in the Recruit deal -      Japan                 1        SAKURAZAKA KAIHATSU         50.00%
                            Total return Swap.                                                  CO., LTD.

Dhoni Cayman Holding Ltd    To invest in Urban Infrastructure    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Real Estate Fund managed by                                         (DELAWARE) LL
                            Reliance Industrieis in India.

GS MORTGAGE SECURITIES      To issue bonds and/or form trusts    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP.                       to issue bonds collateralized by                                    INC. (THE
                            pools of mortgage related
                            securities.

GOLDMAN SACHS (JERSEY) LTD  To issue warrants                    Isle of Jersey        1        GOLDMAN SACHS              100.00%
                                                                                                INTERNATIONAL

GOLDMAN SACHS GESTION       To manage Spanish SICAVs,            Spain                 1        GOLDMAN SACHS              100.00%
S.G.I.I.                    discretionary portfolios, provide                                   (NETHERLANDS) B.
                            advisory services and distribute
                            funds.

QxX Index Co.               to own and operate the QxX           Delaware              1        GS RE Holdings Inc.        100.00%
                            Longevity/Mortality Index

BIRCHFIELD ESTATES LTD.     To own data site in London           England               1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LONDON PROPERTY LIMITED  To own property.  To hold property   England               1        GOLDMAN SACHS GROUP,       100.00%
                            owned by Goldman Sachs Property                                     INC. (THE
                            Management.

GOLDMAN SACHS HOLDINGS      To own the GS limited partnership    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHE)                     interest in GSMMDP                                                  INC. (THE

PRNP, LLC                   To provide the SSG business          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            opportunity to invest on the
                            island of Puerto RicoTo provide
                            the SSG business opportunity to
                            invest on the island of Puerto Rico

TG Fund II TK               To purchase 28 assets such as an     Japan                 2        AMETHYST REALTY TK          99.00%
                            office, retail and multifamily
                            residential properties located all
                            over Japan from Yusei Fukushi a
                            pension fund manager for Japan
                            Post.
                                                                                                TG Fund II Co.,Ltd           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SENRI CHUO TK               To purchase a building named Senri   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Life Science Center in Japan .                                      INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                Senri Chuo GK                5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

PRALQ LLC                   To purchase a portfolio of           Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            consumer receivables, primarily
                            auto loans.

GS Loan Partners LLC        to purchase and finance bank loan    Delaware              1        GS Loan Partners           100.00%
                            inventory                                                           Holdings LLC

ARLO LLC                    To purchase and hold                 Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            non-performing loans.

PORTFOLIO ACQUISITIONS 1    To purchase and originate real       England               1        ELQ INVESTORS, LTD         100.00%
LTD.                        estate debt

KEISEN KAIHATSU TK          To purchase buildings in Tokyo       Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            from Fujiya, a confectionary Co.                                    INC. (THE
                            in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Keisen Kaihatsu           5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

SCLQ, S.DE R.L. DE C.V.     To purchase distressed assets in     Mexico                1        MTGLQ INVESTORS, L.P.      100.00%
                            Mexico

CMA CO., LTD                To purchase equity of CMA            Japan                 1        LINDEN WOOD IIS TK         100.00%

Luigi TK                    To purchase land and develop         Japan                 3        GOLDMAN SACHS GROUP,        14.19%
                            office building in Shibuya, Tokyo                                   INC. (THE

                                                                                                GS STRATEGIC                16.75%

                                                                                                INVESTMENTS JAPAN
                                                                                                GK Luigi                     5.00%
                                                                                                                         ---------
                                                                                                                            35.94%

EMBARGO LLC                 To purchase portfolios of credit     Delaware              1        MTGLQ INVESTORS, L.P.       80.00%
                            cards receivables.

Zaheer Holdings             To purchase preferred equity for     Mauritius             1        JADE DRAGON                 98.00%
(Mauritius)                 office development carried out by                                   (MAURITIUS) LIMITE
                            Vatika group in Gurgaon, India

PRIME ASSET TK              To purchase real estate and the      Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Juraku 8 building in a commercial                                   INC. (THE
                            area in Japan from KK Juraku.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                PRIME ASSET CO. LTD          5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

Takahama Kaihatsu TK        To purchase the building which       Japan                 3        GOLDMAN SACHS GROUP,        20.18%
                            occupied by Tiffany's in Ginza                                      INC. (THE
                            where commercial area in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Takahama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

Dotonbori Kaihatsu TK       To purchase Toei Dotonbori (Land     Japan                 3        GOLDMAN SACHS JAPAN          1.00%
                            and movie theatre buidling) in                                      CO., LTD.
                            Osaka, Japan
                                                                                                NEPHRITE EQUITY             89.00%
                                                                                                CO.,LTD.

                                                                                                GK Dotonbori Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            95.00%

CHARLESTON REINSURANCE LLC  To pursue various opportunities in   South Carolina        1        COLUMBIA CAPITAL LIFE      100.00%
                            the reinsurance business.                                           REINSURA

GOLDMAN SACHS INSURANCE     To sell life insurance products      New York              1        GOLDMAN SACHS GROUP,       100.00%
AGENCY                      and receive commissions; broker in                                  INC. (THE
                            the life insurance business

GS GLOBAL FUNDING LLC       To serve as a funding vehicle for    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Project Sonar.  Holding Company                                     L.P.
                            for GS Global Funding (Cayman)
                            Limited.

REP ELD GEN-PAR, L.L.C.     To serve as General Partner of REP   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            ELD Real Estate, L.P.                                               INC. (THE

Archon Japan Branch         To set up Archon Japan ( division    None                  1        GOLDMAN SACHS REALTY       100.00%
                            of GSRJL) with ots own enity code.                                  JAPAN COR
                            Initially set up as Shell Entity 8.

LORRAINE FUNDING LIMITED    To settle a trust used to raise      Cayman Islands        1        GOLDMAN SACHS              100.00%
                            [pound] 750 million of financing.                                   (CAYMAN) HOLDING

William Street LLC          To support growth in the William     Delaware              1        GOLDMAN SACHS BANK         100.00%
                            Street business                                                     (USA) INC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRUCTURED CREDIT        To take advantage of mis-pricing in  Delaware             1         GOLDMAN, SACHS & CO.       100.00%
OPPS, LLC                   the structured product market.

MIL PHASE I DALLAS, L.P.    to take interests in the place of    Delaware             3         ARCHON GROUP, L.P.           2.00%
                            MSMC as Mezzanine Lender with
                            respect to asset: Millennium Phase                                  MTGLQ INVESTORS, L.P.       97.80%
                            I in Dallas
                                                                                                MIL PHASE I DALLAS           0.20%
                                                                                                GEN-PAR, LL
                                                                                                                         ---------
                                                                                                                           100.00%

HULL GMBH FRANKFURT         To trade in, to broker and to sell   Germany              1         THE HULL GROUP LLC         100.00%
                            listed and non-listed investments,
                            securities, options on the capital
                            and money market and financial
                            futures contracts that are executed
                            directly

GSFS IV, LLC                to warehouse aircrafts               Delaware             1         GOLDMAN SACHS CREDIT       100.00%
                                                                                                PARTNERS

SHINING PARTNERS LTD(TKO)   Tokyo Brach / Nishi-Azabu Annex,     Cayman Islands       1         MLQ INVESTORS, L.P.        100.00%
                            20-16, Nishi-Azabu 3-chome,
                            Minato-ku, Tokyo.

MONT BLANC ACQUISITIONS     Total Return Swap counterparty for   England              1         ELQ INVESTORS, LTD         100.00%
LTD.                        the Mont Blanc NPL Portfolio

BLUE DAISY CO.,LTD.         Total return SWAP w/Nochu            Japan                1         GOLDMAN SACHS REALTY       100.00%
                            re.Recruit shares.                                                  JAPAN COR

SAKURAZAKA KAIHATSU CO.,    Total return swap with Aozora re.    Japan                1         GOLDMAN SACHS REALTY       100.00%
LTD.                        Recruit Shares                                                      JAPAN COR

GOLDMAN SACHS (ASIA)        Trades currency , metals,            Mauritius            1         GS Holdings (Hong          100.00%
FINANCE                     proprietary, unregulated trading                                    Kong) Ltd
                            and fixed income products in the
                            Hong Kong market; exempted under
                            Leveraged Foreign Exchange Trading;
                            declared exempt dealer under Hong
                            Kong laws; ceased to be an exempt
                            dealer from October 2002.

Hilltop Investments         Trading Company for Korean Futures   Cayman Islands       1         GOLDMAN SACHS              100.00%
Limited                                                                                         (CAYMAN) HOLDING

J.ARON (CHINA)COMM TRAD     Trading of base metals               People's             1         J.ARON (CHINA)             100.00%
CO LTD                                                           Republic of                    HOLDINGS L.L.C
                                                                 China

THE EUROPEAN POWER SRC CO   Trading power in the UK/NETA         England              1         THE EUROPEAN POWER         100.00%
(UK)                        Environment.                                                        SRC CO BV

GOLDMAN SACHS TRUST         Trust company, principally for       New York             1         GOLDMAN SACHS GROUP,       100.00%
COMPANY (T                  holding customer securities;                                        INC. (THE
                            limited purpose trust company
                            providing global custody and
                            clearing services;provides
                            securities lending services on an
                            agency basis through its Boston
                            Global Advisors division

GOLDMAN SACHS (CAYMAN)      Trust company; acts as offshore      Cayman Islands       2         GOLDMAN SACHS GLOBAL         1.00%
TRUST,                      trust administrator                                                 HOLDINGS

                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND, LLC    UIG                                  Delaware             2         GOLDMAN SACHS GROUP,        98.00%
                                                                                                INC. (THE

                                                                                                GS NEW MARKETS FUND          2.00%
                                                                                                PRN, INC.
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND PRN,    UIG                                  Delaware             1         GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GOLDMAN SACHS EUROPE - BGA  UK  covered warrants and agency      England              2         GOLDMAN SACHS               99.00%
                            lending                                                             HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS Chestnut Ltd             UK Mortgage Business                 United Kingdom       1         GOLDMAN SACHS GROUP        100.00%
                                                                                                HOLDINGS (

GS LEASING INVESTMENTS      Unauthorized unit trust that will    Cayman Islands       3         GOLDMAN SACHS               94.18%
                            act as a limited partner in GS                                      INTERNATIONAL
                            Leasing Limited Partnership. It
                            will invest in the partnership in                                   GSFS (CAYMAN) 2002-A         4.82%
                            return for its share of the leasing                                 LIMITED
                            the leasing income.
                                                                                                GS UNIT TRUST                1.00%
                                                                                                INVESTMENTS LIMI
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (MAURITIUS)   Vehicle for investing in India;      Mauritius            1         GS INDIA HOLDINGS L.P.     100.00%
L.L.                        holding company for Goldman Schs
                            (India) Securities Private Limited
                            and Goldman Sachs Services Private
                            Limited. The Company was also the
                            holding company for GS joint
                            venture in Kotak Mahindra Capital
                            Company and Kotak Secur

GS MACRO INVESTMENTS LLC    Vehicle for structured trades.       Delaware             2         GOLDMAN SACHS GROUP,        11.11%
                                                                                                INC. (THE

                                                                                                MTGLQ INVESTORS, L.P.       88.89%
                                                                                                                         ---------
                                                                                                                           100.00%

JADE DRAGON VENTURE INV     Venture capital company for ASSG in  People's             2         GS CHINA VENTURE            60.00%
LIMITE                      the PRC                              Republic of                    I(MAURITIUS)
                                                                 China
                                                                                                GS CHINA VENTURE II         40.00%
                                                                                                (MAURITIUS
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRUCTURED PRODUCTS      Warrant business                     Cayman Islands       1         GOLDMAN SACHS (ASIA)       100.00%
(ASIA) LI                                                                                       FINANCE

FRANKFURTER MOBILIEN, L.C.  was constituted to acquire and own   Isle of Jersey       1         GS FINANCIAL SERVICES      100.00%
                            German share purchases, leases and                                  L.P.
                            loans.

GS Funding Investments      Wholly owned direct subsidiary of    Cayman Islands       1         SHIRE UK LIMITED           100.00%
Limited                     The Goldman Sachs Group, Inc. May
                            enter into certain financing
                            agreements with GS Group and/or its
                            affiliates from time to time and/or
                            may invest in certain Euro
                            government securities in connection
                            with the issuance of ce

GS INDIA VENTURE CAPITAL    Will hold ASSG assets.               Mauritius            1         JADE DRAGON                100.00%
LIMIT                                                                                           (MAURITIUS) LIMITE

WALL STREET ON DEMAND,      WSOD Acquisition Corp. merged into   Delaware             1         GOLDMAN SACHS GROUP,        95.41%
INC.                        Wall Street On Demand, Inc. on                                      INC. (THE
                            4/17/06.

GS BANK ZURICH              Zurich based bank providing          Switzerland          1         GOLDMAN SACHS GROUP,       100.00%
                            financial services to wealthy                                       INC. (THE
                            individual clients, lead-manager of
                            Swiss Franc denominated warrants
                            and providing  clearance for Swiss
                            equity securities;Zurich based bank
                            providing financial services to
                            wealthy individual client

GS&CO ZURICH REPR. OFFICE   Provides sales & mkting for the      [-]                  1         GOLDMAN, SACHS & CO.       100.00%
                            equity mkt

GS KOREAN BRANCH            investment bank                      Asia                 1         GOLDMAN SACHS (ASIA)       100.00%
                                                                                                L.L.C.

GOLDMAN SACHS               Provides IBD,Asset, & PWM services   [-]                  1         GOLDMAN SACHS              100.00%
INTERNATIONAL, DI           out of Dubai                                                        INTERNATIONAL

GOLDMAN SACHS INTL SWEDEN   Stockholm branch is an IBD office    [-]                  1         GOLDMAN SACHS              100.00%
BRAN                                                                                            INTERNATIONAL

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GSI, SUCURSAL EN ESPANA     branch of London, does IBD business  United Kingdom       1         GOLDMAN SACHS              100.00%
                            in Spain                                                            INTERNATIONAL

GOLDMAN SACHS INTL          IBD office locacted in Johannesburg  [-]                  1         GOLDMAN SACHS              100.00%
JOHANNESBUR                                                                                     INTERNATIONAL

GS ARGENTINA LLC-BUENOS     rep office that handles investment   Argentina            1         GOLDMAN SACHS              100.00%
AIRES                       banking activities                                                  ARGENTINA L.L.C.

GSISPL- Bangalore Branch    Foreign Merchant Banking             [-]                  1         GS (INDIA) SECURITIES      100.00%
                                                                                                PVT.LTD.

GSI Qatar FC branch         IBD services out of Quatar           [-]                  1         GOLDMAN SACHS              100.00%
                            financial centre                                                    INTERNATIONAL

GOLDMAN SACHS INTL ZURICH   provides sales and mkting services   [-]                  1         GOLDMAN SACHS              100.00%
BRAN                        for equity mkt                                                      INTERNATIONAL

GSI, ZWEIGNIEDERLASSUNG     branch of GSI, only FICC & equity    [-]                  1         GOLDMAN SACHS              100.00%
FRANKF                      sales                                                               INTERNATIONAL

GSI BRANCH ITALY            branch of GS London, investment      [-]                  1         GOLDMAN SACHS              100.00%
                            banking,asset mgmt                                                  INTERNATIONAL

GS Israel LLC-Tel Aviv      Foreign Merchant Banking             Israel               1         GOLDMAN SACHS              100.00%
Branch                                                                                          (ISRAEL) LLC

Dhoni Cayman GP Ltd         hold an investment structure in      Cayman Islands       1         GS ASIAN VENTURE           100.00%
                            emerging Asian mkts                                                 (DELAWARE) LL

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
BJTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
SHTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     Beijing headquarters, proprietary    China                3         BEIJING GAO WANG            33.33%
BJHQ                        trading w/ china exch                                               VENTURE CCL

                                                                                                BEIJING DE SHANG            33.33%
                                                                                                VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GS (CHINA) SHANGHAI REP.    liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFIC                                                                                           L.L.C.

GS (CHINA) BEIJING REP.     liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFICE                                                                                          L.L.C.

GS (ASIA) LLC THAILAND      develops banking invest activity &   [-]                  1         GOLDMAN SACHS (ASIA)       100.00%
REP. OF                     relationships in Thai                                               L.L.C.

GOLDMAN SACHS (ASIA) LLC    Taiwan brokerage, agency trading     Delaware             1         GOLDMAN SACHS (ASIA)       100.00%
TAIWA                       GSI                                                                 L.L.C.

GS INVESTMENTS (CAYMAN)     equity investments                   Cayman Islands       1         GSEM (DEL) HOLDINGS,       100.00%
LTD.                                                                                            L.P.

Tung Fung Development Co.   HK partnership, transferred to       Hong Kong            2         EUSTON ENTERPRISES LTD      50.00%
                            another ASSG entity
                                                                                                FAIRWAY ENTERPRISES         50.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                           100.00%

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 30. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 31. PRINCIPAL UNDERWRITERS

ITEM 29. PRINCIPAL UNDERWRITERS


     (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:


          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          The principal business address of most the following Directors and Officers is:

          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:

          132 Turnpike Road, Suite 210
          Southborough, MA 01772.


NAME                                 POSITION OR OFFICE WITH UNDERWRITER
----                                 -----------------------------------
Julie Abraham                        Assistant Secretary
Elizabeth E. Beshel                  Treasurer
Steven M. Bunson                     Assistant Secretary
Richard Cohn                         Assistant General Counsel and Secretary
Kathleen Jack                        Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                  Assistant Secretary
Robert A. Mass                       Compliance Officer
Albert P. Meo                        Finance and Operations Prinicipal
Beverly O'Toole                      Assistant Secretary
Stephen R. Pierce                    Vice President
Benjamin J. Rader                    Assistant Secretary
Michael A. Reardon*                  President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                 Chief Compliance Officer, Variable Products Distribution

     (C) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter directly or indirectly, of the Contracts, for sales of variable contracts funded by the Registrant in 2007.
          No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 33. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 34. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

     The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2008.


                                VEL II ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


               By: /s/ Samuel Ramos
                   -----------------------------------------------------
                   Samuel Ramos, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                               TITLE                                              DATE
--------------------------------------   ------------------------------------------------   -------------


/s/ Michael A. Pirrello                  Vice President and Chief Financial Officer         April 7, 2008
--------------------------------------
Michael A. Pirrello

Allan S. Levine*                         Chairman of the Board
--------------------------------------

Nicholas Helmuth Von Moltke*             Director and Senior Vice President
--------------------------------------

J. William McMahon*                      Director
--------------------------------------

Timothy J. O'Neill*                      Director
--------------------------------------

Donald R. Mullen*                        Director
---------------------------

Michael A. Reardon*                      Director, President, and Chief Executive Officer
--------------------------------------


/s/ Samuel Ramos                         Vice President and Secretary
--------------------------------------
Samuel Ramos

Manda J. D'Agata*                        Vice President and Treasurer
--------------------------------------

Alan Akihiro Yamamura*                   Vice President and Chief Risk Officer
--------------------------------------

Laura Bryant*                            Vice President and Chief Operating Officer
--------------------------------------



* Jon-Luc Dupuy, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 2, 2008 duly executed by such persons.



/s/ Jon-Luc Dupuy
--------------------------------------
Jon-Luc Dupuy, Attorney-in-Fact
(33-57792) VEL II

                             FORM N-6 EXHIBIT TABLE


Exhibit (C)(8)    Amendment No. 1 dated January 22, 2008 to the Distribution
                  Agreement between the Company and Security Distributors, Inc.
                  dated November 22, 2006

Exhibit (C)(10)   Underwriting and Administrative Service Agreement dated
                  January 22, 2008 between and among Commonwealth Annuity and
                  Life Insurance Company and Epoch Securities, Inc.

Exhibit (C)(11)   Form of Service Agreement by and between the Epoch Securities,
                  Inc., Commonwealth Annuity and Life Insurance Company, First
                  Allmerica Financial Life Insurance Company and the
                  "Broker-Dealer"

Exhibit (C)(12)   Shared Services Agreement dated January 22, 2008 between
                  Commonwealth Annuity and Life Insurance Company and Epoch
                  Securities, Inc.

Exhibit (H)(7)    Amendment No. 1 dated June 5, 2007 to Amended and Restated
                  Participation Agreement between Franklin Templeton
                  Variable Insurance Products Trust, Franklin/Templeton
                  Distributors, Inc., and Commonwealth Annuity and Life
                  Insurance Company

Exhibit (H)(8)    Amended and Restated Participation Agreement among
                  Commonwealth Annuity and Life Insurance Company,
                  AllianceBernstein L.P. and AllianceBernstein Investments,
                  Inc. dated as of August 1, 2007

Exhibit (H)(10)   Amended and Restated Participation Agreement dated
                  August 1, 2007 by and between Goldman Sachs Variable
                  Insurance Trust, Goldman, Sachs & Co., and Commonwealth
                  Annuity And Life Insurance Company

Exhibit (H)(11)   Amended and Restated Participation Agreement by and among
                  AIM Variable Insurance Funds, Inc., A I M Distributors,
                  Inc. And Commonwealth Annuity And Life Insurance Company dated
                  July 31, 2007

Exhibit (I)(2)    Directors' Powers of Attorney


Exhibit (K)       Opinion of Counsel

Exhibit (N)       Consent of Independent Registered Public Accounting Firm